UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-8056

Praxis Mutual Funds

(Exact name of registrant as specified in charter)

P.O. Box 483

Goshen, IN 46527

(Address of principal executive offices) (Zip code)

Anthony Zacharski

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 977-2947

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Praxis Mutual Funds

Semi-Annual Report and Privacy Policy

for the six months ending June 30, 2014 (unaudited)

Praxis Mutual Funds	Class A	Class I
Intermediate Income Fund	MIIAX	MIIIX
International Index Fund	MPLAX	MPLIX
Value Index Fund	MVIAX	MVIIX
Growth Index Fund	MGNDX	MMDEX
Small Cap Fund	MMSCX	MMSIX

Praxis Genesis Portfolios	Class A
Conservative Portfolio	MCONX
Balanced Portfolio	MBAPX
Growth Portfolio	MGAFX

Message from the President

Dear Praxis shareholder:

Over the last five years, the market has experienced very strong returns. And there has been good reason for this strength. The United States economy has been on the mend for several years, despite the slight setback in the first quarter of 2014, when the economy shrank 2.1 percent on an annualized basis. But, more indicative of the recovery, the economy has grown at about 2.25 percent per year (adjusted for inflation) since 2010. This is a bit slower than some might expect coming out of a significant recession, but it has been consistently positive through the past several years.

Other signs point to a recovering economy, although there is still room for improvement. For example, labor markets have continued to recover in recent months, but wages have not yet responded to these positive moves. Some also look to new or upcoming energy sources – such as natural gas extraction (or “fracking”) – as signs of economic growth. We are encouraged by these signs of progress, but are also conscious of the potential risks that go along with opportunities.

Many Praxis shareholders are concerned about the environmental and social impacts of their investments. That’s why Praxis takes its commitment to shareholder advocacy seriously – and why we are encouraging energy companies to be attentive to the potential environmental impacts of their operations. It’s one way that Praxis is making a direct impact on our economy and our communities, through stewardship investing.

Stewardship investing is a philosophy of financial decision making that balances social and financial considerations and is motivated and informed by our faith convictions. At Praxis, we want to do our part to transform our world for the better – and that’s why our investment philosophy consists of careful company selection, targeted shareholder advocacy and community development investing.

Our stewardship investing approach is utilized in all of the funds in the Praxis family, but it is especially notable in the Praxis Intermediate Income Fund, with high social impact bonds making up approximately 15 percent of the portfolio.

Recently, Praxis purchased $2.0 million in the country’s first Real Estate Investment Trust green bonds, to fund environmentally friendly commercial and retail property projects. In addition, Praxis purchased $1.9 million in the auto industry’s first ever asset-backed green bond, to fund retail finance and lease contracts for qualified hybrid or alternative fuel powertrain vehicles.

Other Praxis Intermediate Income Fund high social impact investments include bonds in solar and wind installations, vaccines and medical research, as well as community development investments benefitting disadvantaged communities.

For many investors today, making money isn’t enough. They also want their investments to make a difference. They want to invest in what matters. That’s why shareholder advocacy, company screening, and community development investing remain essential to our work at Praxis. Our goal is to invest in ways that make a positive impact on communities locally and around the world – and we are able to do that because of you.

Message from the President (continued)

Thank you for being an investor with Praxis Mutual Funds. We are grateful for your support.

Sincerely,

David C. Gautsche

President

Praxis Mutual Funds are advised by Everence Capital Management and distributed through FINRA member BHIL Distributors Inc.

The views expressed are those of the president of Praxis Mutual Funds as of June 30, 2014, are subject to change, and may differ from the views of portfolio managers or the firm as a whole. These opinions are not intended to be a forecast of future events, a guarantee of future results, or investment advice. All data referenced are from sources deemed to be reliable but cannot be guaranteed. Securities and sectors referenced should not be construed as a solicitation or recommendation or be used as the sole basis for any investment decision.

Performance

We are pleased to provide this 2014 mid-year update for the Praxis Mutual Funds. The following tables summarize the performance of the Praxis Mutual Funds as of June 30, 2014.

			Annualized
	NAV 6/30/14	Six Month Ended 6/30/14	One Year Ended 6/30/14	Three Year Ended 6/30/14	Five Year Ended 6/30/14	Ten Year Ended 6/30/14	Since Inception 6/30/14	Inception Date	Expense Ratio*** Gross / Net
Praxis Intermediate Income Fund
Class A (No Load)	10.51	3.62%	4.08%	3.40%	4.87%	4.76%	4.99%	1/4/94	1.00%	0.95%
Class A *	10.51	-0.26%	0.21%	2.09%	4.08%	4.36%	4.79%	1/4/94
Class I **	10.47	3.85%	4.52%	3.80%	5.27%	5.04%	5.09%	1/4/94	0.55%	0.55%
Barclays Capital Aggregate Bond Index[1]		3.93%	4.37%	3.66%	4.85%	4.93%	5.80%	1/4/94
Praxis International Index Fund
Class A (No Load)	11.05	3.85%	18.88%	4.10%	n/a	n/a	4.01%	12/31/10	1.43%	1.43%
Class A *	11.05	-1.60%	12.66%	2.25%	n/a	n/a	2.42%	12/31/10
Class I	11.13	4.02%	19.54%	4.81%	n/a	n/a	4.70%	12/31/10	0.80%	0.80%
MSCI All Country World Index ex-U.S.[2]		5.56%	21.75%	5.73%	n/a	n/a	6.02%	12/31/10
Praxis Value Index Fund
Class A (No Load)	12.09	7.85%	22.16%	15.09%	17.26%	5.68%	3.54%	5/1/01	1.03%	1.03%
Class A *	12.09	2.20%	15.75%	13.03%	16.00%	5.11%	3.12%	5/1/01
Class I **	12.04	8.08%	22.79%	15.87%	18.05%	6.14%	3.83%	5/1/01	0.48%	0.48%
S&P 500 Value Index[3]		6.96%	21.97%	16.27%	18.54%	7.35%	5.12%	5/1/01
Praxis Growth Index Fund
Class A (No Load)	16.19	6.58%	26.07%	16.58%	18.03%	n/a	7.23%	5/1/07	1.01%	1.01%
Class A *	16.19	1.00%	19.42%	14.51%	16.75%	n/a	6.43%	5/1/07
Class I **	16.32	6.88%	26.82%	17.23%	18.62%	n/a	7.69%	5/1/07	0.47%	0.47%
S&P 500 Growth Index[4]		7.30%	27.14%	16.99%	19.23%	n/a	8.13%	5/1/07

Past Performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth less than original cost. These performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance information current to the most recent month end, please visit www.praxismutualfunds.com. Indexes are unmanaged, do not incur fees, and it is not possible to invest directly in an index.

*	The total return figures shown reflect the maximum sales charge applicable to Class A for each Fund

**   Actual inception date of Class I Shares of the Intermediate and Value Index Funds was 5/1/06. Class I Share performance calculated for any period prior to 5/1/06 is based on the performance of Class B Shares since inception and has been adjusted to reflect differences in sales charges between the classes. The Class B Shares were exchanged into Class A Shares on August 17, 2009.

The total returns shown reflect any expenses that were contractually or voluntarily reduced, reimbursed or paid by any party during the periods presented. In such instance, and without this activity, the total returns would have been lower.

*** Reflects the expense ratios as reported in the Prospectus dated April 30, 2014. For certain funds, as indicated in the difference between the gross and net expense ratio, contractual fee waivers are in effect from April 30, 2014 through April 30, 2015 for Class A.

1    Barclay’s Capital Aggregate Bond Index is an unmanaged index composed of the Barclay’s Capital Government/Credit Index and the Barclay’s Capital Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities, and is intended to be generally representative of the bond market as a whole.

2    The MSCI All Country World Index ex-U.S. is market-capitalization-weighted index designed to provide a broad measure of stock performance throughout the world, with the exception of U.S. based companies. The index includes both developed and emerging markets.

3    The S&P 500 Value Index represents the value companies (defined by book value to price ratio, earnings to price ratio, and sales to price ratio) of the S&P 500 Index, a universe of large capitalization companies in the U.S. equity market.

4    The S&P 500 Growth Index represents the growth companies (defined by sales growth, earnings change to prime and momentum) of the S&P 500 Index, a universe of large capitalization companies in the U.S. equity market.

Performance, continued

			Annualized
	NAV 6/30/14	Six Month Ended 6/30/14	One Year Ended 6/30/14	Three Year Ended 6/30/14	Five Year Ended 6/30/14	Ten Year Ended 6/30/14	Since Inception 6/30/14	Inception Date	Expense Ratio** Gross / Net
Praxis Small Cap Fund
Class A (No Load)	13.66	-1.01%	19.64%	10.15%	19.42%	n/a	6.12%	5/1/07	1.90%	1.69%
Class A *	13.66	-6.18%	13.35%	8.20%	18.14%	n/a	5.33%	5/1/07
Class I	14.15	-0.70%	20.44%	10.86%	20.08%	n/a	6.61%	5/1/07	1.04%	1.04%
Russell 2000 Index[5]		3.19%	23.64%	14.56%	20.21%	n/a	6.91%	5/1/07
Praxis Genesis Conservative Portfolio
Class A (No Load)	11.50	4.24%	9.39%	5.92%	n/a	n/a	6.43%	12/31/09	1.20%	1.17%
Class A *	11.50	-1.28%	3.66%	4.02%	n/a	n/a	5.17%	12/31/09
Barclays Capital Aggregate Bond Index[6]		2.04%	4.37%	3.66%	n/a	n/a	4.48%	12/31/09
Composite Benchmark[7]		4.72%	10.00%	6.90%	n/a	n/a	7.43%	12/31/09
Praxis Genesis Balanced Portfolio
Class A (No Load)	13.02	4.43%	14.76%	8.41%	n/a	n/a	8.88%	12/31/09	1.21%	1.21%
Class A *	13.02	-1.03%	8.70%	6.46%	n/a	n/a	7.59%	12/31/09
Russell 3000 Index[8]		6.94%	25.22%	16.46%	n/a	n/a	15.80%	12/31/09
Composite Benchmark[9]		5.29%	15.79%	9.97%	n/a	n/a	10.28%	12/31/09
Praxis Genesis Growth Portfolio
Class A (No Load)	14.11	4.60%	18.35%	9.93%	n/a	n/a	10.41%	12/31/09	1.30%	1.24%
Class A *	14.11	-0.91%	12.11%	7.98%	n/a	n/a	9.10%	12/31/09
Russell 3000 Index[8]		6.94%	25.22%	16.46%	n/a	n/a	15.80%	12/31/09
Composite Benchmark[10]		5.64%	19.74%	11.93%	n/a	n/a	12.07%	12/31/09

Past Performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth less than original cost. These performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance information current to the most recent month end, please visit www.praxismutualfunds.com. Indexes are unmanaged, do not incur fees, and it is not possible to invest directly in an index.

*	The total return figures shown reflect the maximum sales charge applicable to Class A for each Fund

The total returns shown reflect any expenses that were contractually or voluntarily reduced, reimbursed or paid by any party during the periods presented. In such instance, and without this activity, the total returns would have been lower.

**   Reflects the expense ratios as reported in the Prospectus dated April 30, 2014. For certain funds, as indicated in the difference between the gross and net expense ratio, contractual fee waivers are in effect from April 30, 2014 through April 30, 2015 for Class A.

5     The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

6     Barclay’s Capital Aggregate Bond Index is an unmanaged index composed of the Barclay’s Capital Government/Credit Index and the Barclay’s Capital Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities, and is intended to be generally representative of the bond market as a whole.

7     The Composite Benchmark is comprised of unmanaged indices that correspond to the Portfolio’s model allocation and consists of the Barclay’s Capital Aggregate Bond Index (70%), the MSCI ACWI ex US Index (7.50%), the S&P 500 Index (2.50%) and the Russell 2000 Index (20%).

8     The Russell 3000 Index is a widely recognized unmanaged market capitalization-weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.

9     The Composite Benchmark is comprised of unmanaged indices that correspond to the Portfolio’s model allocation and consists of the Barclay’s Capital Aggregate Bond Index (40%), the MSCI ACWI ex US Index (15%), the S&P 500 Index (35%) and the Russell 2000 Index (10%).

10   The Composite Benchmark is comprised of unmanaged indices that correspond to the Portfolio’s model allocation and consists of the Barclay’s Capital Aggregate Bond Index (20%), the MSCI ACWI ex US Index (20%), the S&P 500 Index (45%) and the Russell 2000 Index (15%).

Schedule of Portfolio Investments

Praxis Intermediate Income Fund
June 30, 2014 (unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
ASSET BACKED SECURITIES—4.1%
Ally Auto Receivables Trust, 0.74%, 4/15/16	$939,266	$940,410
Ally Auto Receivables Trust, 0.99%, 11/16/15	218,305	218,442
Ally Auto Receivables Trust, 1.35%, 12/15/15	555,579	556,417
Ally Auto Receivables Trust, 1.61%, 5/16/16	525,502	527,725
Beacon Container Finance LLC, 3.72%, 9/20/27(a)	413,562	422,241
Cabela’s Master Credit Card Trust, 0.75%, 6/17/19+(a)	1,000,000	1,006,336
CLI Funding LLC, 2.83%, 3/18/28(a)	875,000	872,134
Cronos Containers Program Ltd., 4.21%, 5/18/27(a)	791,667	792,950
Domino’s Pizza Master Issuer LLC, 5.22%, 1/25/42(a)	966,250	1,038,354
Fairway Outdoor Funding LLC, 4.21%, 10/15/42(a)	477,108	483,941
Ford Credit Auto Owner Trust, 0.51%, 4/15/17	1,488,616	1,489,655
Global SC Finance SRL, 4.11%, 7/19/27(a)	808,333	811,365
GTP Acquisition Partners I LLC, 4.35%, 6/15/16(a)	800,000	827,392
Honda Auto Receivables Owner Trust, 0.88%, 9/21/15	235,498	235,791
Honda Auto Receivables Owner Trust, 1.55%, 8/18/17	906,423	908,492
Hyundai Auto Receivables Trust, 1.65%, 2/15/17	742,148	745,072
SBA Tower Trust, 4.25%, 4/15/15(a)	750,000	770,120
Solarcity LMC Series I LLC, 4.80%, 11/20/38(a)	877,456	912,277
Toyota Auto Receivables Owner Trust, 0.67%, 12/15/17	1,900,000	1,901,343
Trip Rail Master Funding LLC, 2.65%, 7/15/41+(a)	650,775	674,155

TOTAL ASSET BACKED SECURITIES		16,134,612

COMMERCIAL MORTGAGE BACKED SECURITIES—5.1%
Bear Stearns Commercial Mortgage Securities, 4.67%, 6/11/41	909,891	933,057
Bear Stearns Commercial Mortgage Securities, 4.95%, 2/11/41	4,887	4,885
Bear Stearns Commercial Mortgage Securities, 5.12%, 2/11/41+	1,000,000	1,015,860
Bear Stearns Commercial Mortgage Securities, 5.54%, 9/11/41	1,928,592	2,073,110
Bear Stearns Commercial Mortgage Securities, 5.74%, 9/11/42+	1,000,000	1,119,992
Commercial Mortgage Pass Through Certificates, 2.85%, 10/15/45	1,000,000	984,282
Commercial Mortgage Pass Through Certificates, 3.39%, 5/15/45	1,000,000	1,028,393
CSMC, 5.38%, 2/15/40(a)	763,399	831,140
CSMC, 5.47%, 9/16/39+(a)	892,225	946,225
DBUBS Mortgage Trust, 3.74%, 11/10/46(a)	679,983	708,520
FHLMC Multifamily Structured Pass Through Certificates, 5.09%, 3/25/19	1,140,000	1,297,781
JPMorgan Chase Commercial Mortgage Securities Corp., 4.92%, 10/15/42+	935,883	971,433
JPMorgan Chase Commercial Mortgage Securities Corp., 5.13%, 5/15/47	130,947	131,836

	PRINCIPAL AMOUNT	FAIR VALUE
COMMERCIAL MORTGAGE BACKED SECURITIES—5.1%, continued
JPMorgan Chase Commercial Mortgage Securities Corp., 5.40%, 5/15/45	$1,970,601	$2,122,420
ML-CFC Commercial Mortgage Trust, 5.42%, 8/12/48	250,000	268,128
Morgan Stanley Capital I, Inc., 3.88%, 9/15/47(a)	1,000,000	1,038,915
Morgan Stanley Capital I, Inc., 5.98%, 8/12/41+	1,000,000	1,085,374
OBP Depositor LLC Trust, 4.65%, 7/15/45(a)	1,040,000	1,159,973
RBSCF Trust, 6.14%, 2/16/51+(a)	1,050,000	1,112,541
RBSCF Trust, 6.21%, 12/16/49(a)	1,000,000	1,073,473

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES		19,907,338

FOREIGN BONDS—1.7%
Arab Republic of Egypt, 4.45%, 9/15/15	2,000,000	2,098,134
Export Development Canada, 0.88%, 1/30/17	1,500,000	1,503,360
Hashemite Kingdom of Jordan, 2.50%, 10/30/20	3,000,000	3,038,328

TOTAL FOREIGN BONDS		6,639,822

MUNICIPAL BONDS—3.3%
Bridgeport Connecticut Housing Authority, 1.85%, 12/15/18	305,000	305,519
Cincinnati Ohio Water System Rev., 6.46%, 12/01/34	600,000	680,322
City of Lancaster PA (CIFG), 5.59%, 11/15/34	1,000,000	1,024,760
Columbus Multi-High School Building Corp. Rev., 6.45%, 1/15/30	1,000,000	1,082,680
Findlay City School District, 6.25%, 12/01/37	270,000	274,833
Florida Housing Finance Corp. Multifamily Housing Rev., 0.40%, 12/01/15	1,000,000	1,000,270
Fort Wayne International Airport Air Trade Center Building Corp., 4.25%, 7/15/16	500,000	524,360
Houston Independent School District, 6.17%, 2/15/34	1,000,000	1,130,450
Indianapolis Industry Multifamily Housing Rev., 0.50%, 7/01/14	1,500,000	1,500,000
Indianapolis Public School Multi-School Building, 5.73%, 7/15/29	1,500,000	1,650,015
LL&P Wind Energy, Inc. (XLCA), 5.73%, 12/01/17(a)	810,000	824,621
New Jersey St Housing and Mortgage Finance, 2.60%, 7/01/23	475,000	482,652
Osceola County Housing Finance Authority Rev., 3.35%, 7/01/23	330,000	342,477
Warm Springs Reservation Confederated Tribe, 8.25%, 11/01/19	990,000	1,112,651
Wisconsin Department of Transportation, 5.84%, 7/01/30	800,000	887,088

TOTAL MUNICIPAL BONDS		12,822,698

CORPORATE BONDS—36.2%
AUTO COMPONENTS—0.6%
BorgWarner, Inc., 5.75%, 11/01/16	1,000,000	1,095,641
Delphi Corp., 5.00%, 2/15/23	492,000	528,900
Delphi Corp., 6.13%, 5/15/21	150,000	167,640
TRW Automotive, Inc., 4.50%, 3/01/21(a)	500,000	527,500

		2,319,681

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund
June 30, 2014 (unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—36.2%, continued
BANKS—1.8%
Bank of America Corp., 1.35%, 11/21/16	$1,000,000	$1,002,941
Bank of America Corp., 5.65%, 5/01/18	1,250,000	1,416,921
Citigroup, Inc., 4.45%, 1/10/17	500,000	538,505
Citigroup, Inc., 6.13%, 11/21/17	1,000,000	1,143,747
JPMorgan Chase & Co., 4.63%, 5/10/21	500,000	551,128
JPMorgan Chase Bank NA, 5.88%, 6/13/16	700,000	765,862
Manufacturers & Traders Trust Co., 6.63%, 12/04/17	600,000	698,150
Wells Fargo & Co., 3.50%, 3/08/22	887,000	916,826

		7,034,080

BEVERAGES—0.3%
Bottling Group LLC, 5.13%, 1/15/19	1,000,000	1,134,645

BUILDING PRODUCTS—0.1%
Masco Corp., 6.13%, 10/03/16	500,000	550,625

CAPITAL MARKETS—1.7%
Goldman Sachs Group, Inc., 6.00%, 6/15/20	1,200,000	1,398,726
Jefferies Group LLC, 8.50%, 7/15/19	700,000	875,000
Morgan Stanley, 5.63%, 9/23/19	1,500,000	1,725,314
Raymond James Financial, Inc., 8.60%, 8/15/19	1,000,000	1,262,807
State Street Corp., 7.35%, 6/15/26	1,000,000	1,275,516

		6,537,363

CHEMICALS—0.5%
Methanex Corp., 6.00%, 8/15/15	1,000,000	1,053,938
Potash Corp of Saskatchewan, Inc., 5.88%, 12/01/36	840,000	1,008,673

		2,062,611

COMMERCIAL SERVICES & SUPPLIES—0.1%
Steelcase, Inc., 6.38%, 2/15/21	500,000	574,766

CONSTRUCTION MATERIALS—0.3%
Martin Marietta Materials, Inc., 6.60%, 4/15/18	1,000,000	1,145,639

CONSUMER FINANCE—0.5%
Ford Motor Credit Co. LLC, 4.25%, 2/03/17	500,000	536,968
Ford Motor Credit Co. LLC, 7.00%, 4/15/15	1,000,000	1,050,120
Harley-Davidson Financial Services, Inc., 2.70%, 3/15/17(a)	500,000	517,118

		2,104,206

CONTAINERS & PACKAGING—0.3%
Bemis Co., Inc., 5.65%, 8/01/14	500,000	502,248
Sonoco Products Co., 5.75%, 11/01/40	500,000	576,317

		1,078,565

DIVERSIFIED CONSUMER SERVICES—0.2%
Washington Post Co., 7.25%, 2/01/19	575,000	676,964

DIVERSIFIED FINANCIAL SERVICES—0.9%
General Electric Capital Corp., 6.15%, 8/07/37	1,000,000	1,242,102
Moody’s Corp., 5.50%, 9/01/20	1,000,000	1,137,000
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	780,000	1,050,827

		3,429,929

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—36.2%, continued
DIVERSIFIED TELECOMMUNICATION SERVICES—0.7%
Frontier Communications Corp., 7.13%, 3/15/19	$750,000	$851,250
Verizon Communications, Inc., 2.55%, 6/17/19	485,000	492,012
Verizon Communications, Inc., 6.00%, 4/01/41	500,000	585,625
Verizon Communications, Inc., 6.55%, 9/15/43	500,000	629,221

		2,558,108

ELECTRIC UTILITIES—2.1%
ITC Holdings Corp., 5.50%, 1/15/20(a)	500,000	543,639
MidAmerican Energy Co., 6.75%, 12/30/31	1,500,000	2,010,931
NextEra Energy Capital Holdings, Inc., 2.70%, 9/15/19	500,000	510,000
Oncor Electric Delivery Co. LLC, 6.80%, 9/01/18	750,000	891,803
Pennsylvania Electric Co., 5.20%, 4/01/20	500,000	553,763
Portland General Electric Co., 6.10%, 4/15/19	1,100,000	1,301,537
Potomac Edison Co., 5.13%, 8/15/15	1,000,000	1,040,936
Potomac Electric Power Co., 6.50%, 11/15/37	1,000,000	1,347,557

		8,200,166

ELECTRICAL EQUIPMENT—0.1%
Thomas & Betts Corp., 5.63%, 11/15/21	500,000	584,137

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.2%
Arrow Electronics, Inc., 3.00%, 3/01/18	165,000	170,593
Arrow Electronics, Inc., 3.38%, 11/01/15	500,000	515,993

		686,586

FOOD & STAPLES RETAILING—0.4%
Wal-Mart Stores, Inc., 7.55%, 2/15/30	1,000,000	1,422,413

FOOD PRODUCTS—1.0%
Bunge Ltd. Finance Corp., 3.20%, 6/15/17	1,000,000	1,042,635
Cargill, Inc., 7.50%, 9/01/26(a)	1,250,000	1,687,326
ConAgra Foods, Inc., 4.95%, 8/15/20	500,000	554,132
Mead Johnson Nutrition Co., 3.50%, 11/01/14	500,000	504,964

		3,789,057

FOOD-RETAIL—0.2%
Koninklijke Ahold NV, 7.82%, 1/02/20	617,341	694,509

GAS UTILITIES—0.2%
Indiana Gas Co., Inc., 6.55%, 6/30/28	250,000	291,520
National Fuel Gas Co., 6.50%, 4/15/18	500,000	576,106

		867,626

HEALTH CARE EQUIPMENT & SUPPLIES—0.4%
DENTSPLY International, Inc., 2.75%, 8/15/16	570,000	590,322
Mallinckrodt International Finance SA, 3.50%, 4/15/18	500,000	497,500
Zimmer Holdings, Inc., 4.63%, 11/30/19	500,000	553,195

		1,641,017

HEALTH CARE PROVIDERS & SERVICES—0.7%
Howard Hughes Medical Institute, 3.50%, 9/01/23	1,500,000	1,544,346

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund
June 30, 2014 (unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—36.2%, continued
HEALTH CARE PROVIDERS & SERVICES—0.7%, continued
Laboratory Corp of America Holdings, 3.13%, 5/15/16	$500,000	$520,770
McKesson Corp., 6.00%, 3/01/41	474,000	571,197

		2,636,313

HOME BUILDERS—0.2%
DR Horton, Inc., 3.63%, 2/15/18	750,000	767,812

HOTELS, RESTAURANTS & LEISURE—0.6%
Brinker International, Inc., 2.60%, 5/15/18	500,000	499,998
Darden Restaurants, Inc., 3.35%, 11/01/22	1,000,000	980,985
Hyatt Hotels Corp., 3.38%, 7/15/23	1,000,000	974,776

		2,455,759

HOUSEHOLD PRODUCTS—0.1%
Church & Dwight Co., Inc., 3.35%, 12/15/15	500,000	518,936

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—2.2%
FPL Energy American Wind LLC, 6.64%, 6/20/23(a)	713,524	730,445
FPL Energy National Wind LLC, 5.61%, 3/10/24(a)	405,665	399,510
Harper Lake Solar Funding Corp., 7.65%, 12/31/18(a)	796,636	831,089
LS Power Funding Corp., 8.08%, 12/30/16	760,740	839,674
Midland Cogeneration Venture LP, 5.25%, 3/15/25(a)	250,000	252,147
Midland Cogeneration Venture LP, 6.00%, 3/15/25(a)	617,585	662,083
Salton Sea Funding Corp., 7.48%, 11/30/18	627,835	645,237
Solar Star Funding LLC, 5.38%, 6/30/35(a)	500,000	520,102
SteelRiver Transmission Co. LLC, 4.71%, 6/30/17(a)	726,294	767,360
Tenaska Virginia Partners LP, 6.12%, 3/30/24(a)	428,807	474,180
Topaz Solar Farms LLC, 5.75%, 9/30/39(a)	800,000	874,489
TransAlta Corp., 4.75%, 1/15/15	500,000	510,994
TransAlta Corp., 6.65%, 5/15/18	500,000	566,580
Utility Contract Funding LLC, 7.94%, 10/01/16(a)	345,763	373,176

		8,447,066

INDUSTRIAL CONGLOMERATES—0.1%
Ingersoll-Rand Global Holding Co. Ltd., 2.88%, 1/15/19	500,000	512,539

INSURANCE—2.4%
American International Group, Inc., 3.80%, 3/22/17	1,000,000	1,068,608
Fidelity National Financial, Inc., 5.50%, 9/01/22	725,000	791,289
Horace Mann Educators Corp., 6.85%, 4/15/16	750,000	821,840
Kemper Corp., 6.00%, 11/30/15	800,000	854,094
Liberty Mutual Group, Inc., 4.95%, 5/01/22(a)	1,050,000	1,148,445
Markel Corp., 3.63%, 3/30/23	400,000	399,063
Montpelier Re Holdings Ltd., 4.70%, 10/15/22	250,000	258,371
OneBeacon US Holdings Inc, 4.60%, 11/09/22	1,000,000	1,032,432
Progressive Corp., 6.70%, 6/15/37+	500,000	556,250

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—36.2%, continued
INSURANCE—2.4%, continued
Prudential Financial, Inc., 5.87%, 9/15/42+	$500,000	$543,125
RLI Corp., 4.88%, 9/15/23	1,000,000	1,023,690
W.R. Berkley Corp., 4.63%, 3/15/22	250,000	268,550
W.R. Berkley Corp., 6.15%, 8/15/19	710,000	802,438

		9,568,195

IT SERVICES—0.3%
Broadridge Financial Solutions, Inc., 3.95%, 9/01/20	500,000	523,386
Xerox Corp., 2.75%, 3/15/19	500,000	509,301

		1,032,687

MACHINERY—1.0%
Harsco Corp., 5.75%, 5/15/18	750,000	811,875
Kennametal, Inc., 2.65%, 11/01/19	955,000	953,583
Pall Corp., 5.00%, 6/15/20	500,000	548,716
Snap-On, Inc., 4.25%, 1/15/18	500,000	537,339
Valmont Industries, Inc., 6.63%, 4/20/20	1,000,000	1,188,298
		4,039,811

MEDIA—0.9%
Comcast Corp., 4.75%, 3/01/44	500,000	528,828
Comcast Corp., 5.15%, 3/01/20	1,000,000	1,145,951
Omnicom Group, Inc., 6.25%, 7/15/19	1,000,000	1,180,573
Time Warner Cable, Inc., 4.50%, 9/15/42	500,000	486,741

		3,342,093

METALS & MINING—0.7%
Newcrest Finance Pty Ltd., 4.45%, 11/15/21(a)	1,000,000	977,475
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	705,000	719,214
Teck Resources Ltd., 3.00%, 3/01/19	500,000	510,606
Xstrata Finance Canada Ltd., 3.60%, 1/15/17(a)	500,000	524,581

		2,731,876

MULTILINE RETAIL—0.4%
Dollar General Corp., 4.13%, 7/15/17	700,000	749,297
Macy’s Retail Holdings, Inc., 9.50%, 4/15/21	630,000	748,472

		1,497,769

MULTI-UTILITIES—0.8%
Consumers Energy Co., 6.70%, 9/15/19	750,000	911,337
Puget Energy, Inc., 5.63%, 7/15/22	750,000	870,670
Puget Sound Energy, Inc., 6.74%, 6/15/18	1,000,000	1,175,551

		2,957,558

OIL, GAS & CONSUMABLE FUELS—2.2%
ConocoPhillips Holding Co., 6.95%, 4/15/29	1,000,000	1,369,379
Continental Resources, Inc., 4.50%, 4/15/23	200,000	213,637
Denbury Resources, Inc., 4.63%, 7/15/23	600,000	582,126
Enbridge Energy Partners LP, 5.20%, 3/15/20	500,000	558,362
Florida Gas Transmission Co. LLC, 4.00%, 7/15/15(a)	1,000,000	1,029,115
Golden State Petroleum Transport Corp., 8.04%, 2/01/19	306,727	276,038
Kern River Funding Corp., 6.68%, 7/31/16(a)	535,294	575,730

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund
June 30, 2014 (unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—36.2%, continued
OIL, GAS & CONSUMABLE FUELS—2.2%, continued
Merey Sweeny LP, 8.85%, 12/18/19(a)	$552,402	$625,445
Newfield Exploration Co., 7.13%, 5/15/18	500,000	515,625
Pioneer Natural Resources Co., 5.88%, 7/15/16	500,000	547,138
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.83%, 9/30/16(a)	448,000	474,880
Spectra Energy Capital LLC, 6.75%, 7/15/18	800,000	918,160
Texas Gas Transmission LLC, 4.60%, 6/01/15	1,000,000	1,035,993

		8,721,628

PAPER & FOREST PRODUCTS—0.4%
Domtar Corp., 9.50%, 8/01/16	702,000	805,412
PH Glatfelter Co., 5.38%, 10/15/20	750,000	780,000

		1,585,412

PHARMACEUTICALS—0.1%
AbbVie, Inc., 2.00%, 11/06/18	500,000	499,381

PROFESSIONAL SERVICES—0.9%
Dun & Bradstreet Corp., 2.88%, 11/15/15	250,000	256,827
Dun & Bradstreet Corp., 4.38%, 12/01/22	1,000,000	1,025,479
Equifax, Inc., 4.45%, 12/01/14	1,110,000	1,127,847
Verisk Analytics, Inc., 5.80%, 5/01/21	960,000	1,082,362

		3,492,515

REAL ESTATE INVESTMENT TRUSTS (REITS)—1.5%
ERP Operating LP, 7.13%, 10/15/17	1,104,000	1,297,824
Federal Realty Investment Trust, 5.65%, 6/01/16	625,000	680,147
Health Care REIT, Inc., 4.70%, 9/15/17	718,000	785,437
National Retail Properties, Inc., 3.80%, 10/15/22	250,000	254,929
PPF Funding, Inc., 5.13%, 6/01/15(a)	750,000	775,582
Regency Centers LP, 3.75%, 6/15/24	1,000,000	1,003,523
Vornado Realty LP, 2.50%, 6/30/19	1,000,000	1,001,605

		5,799,047

ROAD & RAIL—1.8%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40	1,000,000	1,194,913
Burlington Northern Santa Fe LLC, 7.16%, 1/02/20	794,125	912,213
CSX Transportation, Inc., 8.38%, 10/15/14	374,992	383,346
ERAC USA Finance LLC, 5.90%, 11/15/15(a)	1,000,000	1,067,469
JB Hunt Transport Services, Inc., 3.38%, 9/15/15	1,000,000	1,029,845
Kansas City Southern de Mexico SA de CV, 2.35%, 5/15/20	500,000	478,977
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.75%, 5/11/17(a)	1,000,000	1,062,564
TTX Co., 4.90%, 3/01/15(a)	1,000,000	1,027,663

		7,156,990

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.7%
Applied Materials, Inc., 7.13%, 10/15/17	500,000	584,304
KLA-Tencor Corp., 6.90%, 5/01/18	1,000,000	1,176,562
Maxim Integrated Products, Inc., 3.38%, 3/15/23	500,000	488,133

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—36.2%, continued
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.7%, continued
Xilinx, Inc., 2.13%, 3/15/19	$500,000	$500,884

		2,749,883

SOFTWARE—0.1%
Symantec Corp., 2.75%, 6/15/17	500,000	513,369

SPECIALTY RETAIL—0.7%
Advance Auto Parts, Inc., 4.50%, 1/15/22	402,000	428,564
Ethan Allen Global, Inc., 5.38%, 10/01/15	500,000	515,000
O’Reilly Automotive, Inc., 3.80%, 9/01/22	1,000,000	1,022,933
Staples, Inc., 2.75%, 1/12/18	580,000	586,196

		2,552,693

SUPRANATIONAL—4.2%
African Development Bank, 0.75%, 10/18/16	1,000,000	1,001,940
European Bank for Reconstruction & Development, 1.63%, 4/10/18	500,000	505,625
Inter-American Development Bank, 2.13%, 11/09/20	3,000,000	3,014,493
Inter-American Development Bank, 4.38%, 1/24/44	3,000,000	3,272,544
International Bank for Reconstruction & Development, 0.17%, 7/22/15+	500,000	499,683
International Bank for Reconstruction & Development, 0.38%, 8/24/15	1,000,000	1,001,637
International Finance Corp., 0.50%, 5/16/16	3,250,000	3,247,384
International Finance Corp., 0.63%, 11/15/16	2,000,000	1,995,018
International Finance Facility for Immunisation, 0.42%, 7/05/16+(a)	2,000,000	2,000,400

		16,538,724

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.2%
Hewlett-Packard Co., 3.30%, 12/09/16	500,000	526,189
Seagate HDD Cayman, 3.75%, 11/15/18(a)	450,000	460,125

		986,314

TEXTILES, APPAREL & LUXURY GOODS—0.4%
Hanesbrands, Inc., 6.38%, 12/15/20	745,000	805,531
Levi Strauss & Co., 6.88%, 5/01/22	750,000	826,875

		1,632,406

TOTAL CORPORATE BONDS		141,829,469

CORPORATE NOTES—1.0%
COMMUNITY DEVELOPMENT—1.0%
Everence Community Investment, Inc., 1.00%, 12/15/15+(b)	1,340,000	1,340,695
Everence Community Investment, Inc., 1.50%, 12/15/14+(b)	1,227,500	1,230,629
Everence Community Investment, Inc., 1.50%, 12/15/16+(b)	1,307,500	1,314,669

TOTAL CORPORATE NOTES		3,885,993

U.S. GOVERNMENT AGENCIES—44.5%
FEDERAL FARM CREDIT BANK—0.5%
4.88%, 12/16/15	2,000,000	2,132,490

FEDERAL HOME LOAN BANK—3.6%
3.38%, 6/12/20	1,000,000	1,077,752
5.00%, 11/17/17	4,000,000	4,512,872

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund
June 30, 2014 (unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. GOVERNMENT AGENCIES—44.5%, continued
FEDERAL HOME LOAN BANK—3.6%, continued
5.50%, 7/15/36	$6,570,000	$8,406,203

		13,996,827

FEDERAL HOME LOAN MORTGAGE CORP.—19.5%
1.25%, 10/02/19	2,710,000	2,632,020
1.38%, 5/01/20	4,000,000	3,890,824
2.36%, 5/01/34+	230,926	246,035
2.36%, 5/01/34+	118,412	125,859
2.38%, 1/13/22	5,960,000	5,948,271
2.50%, 10/01/27	1,609,566	1,635,495
3.00%, 11/01/32	1,777,174	1,811,323
3.00%, 11/01/32	2,654,084	2,705,091
3.00%, 5/01/43	2,843,981	2,808,777
3.50%, 10/01/41	1,455,837	1,498,368
3.50%, 2/01/42	2,134,498	2,196,856
3.50%, 6/01/42	2,345,524	2,414,047
3.50%, 6/01/42	2,323,652	2,391,536
3.50%, 8/01/42	2,572,857	2,648,022
3.75%, 3/27/19	3,020,000	3,319,007
4.00%, 11/01/24	1,233,442	1,312,458
4.00%, 10/01/25	523,126	560,592
4.00%, 10/01/41	1,443,517	1,531,317
4.00%, 2/01/42	842,304	893,536
4.50%, 6/01/18	190,423	201,969
4.50%, 10/01/35	620,536	672,655
4.50%, 6/01/39	933,553	1,011,110
4.50%, 7/01/39	1,071,114	1,160,120
4.50%, 11/01/39	1,051,325	1,138,306
4.50%, 9/01/40	1,440,107	1,560,007
4.50%, 5/01/41	2,767,861	2,998,606
4.88%, 6/13/18	6,200,000	7,043,330
5.00%, 4/01/19	134,217	142,506
5.00%, 12/01/21	267,947	289,428
5.00%, 7/01/35	272,836	302,633
5.00%, 3/01/38	1,006,517	1,113,862
5.00%, 6/01/39	1,517,532	1,679,376
5.00%, 9/01/41	1,482,432	1,659,875
5.50%, 7/18/16	3,500,000	3,856,772
5.50%, 4/01/22	148,538	162,135
5.50%, 11/01/33	100,917	113,359
5.50%, 3/01/36	147,262	164,595
5.50%, 6/01/36	238,672	266,477
5.50%, 12/01/36	224,228	249,938
6.00%, 9/01/17	115,463	121,100
6.00%, 4/01/27	361,034	405,748
6.00%, 6/01/36	211,741	240,091
6.00%, 8/01/37	130,072	145,986
6.25%, 7/15/32	6,000,000	8,274,858
7.00%, 2/01/30	152,471	170,645
7.00%, 3/01/31	111,078	123,966
7.50%, 7/01/30	260,376	299,441

		76,138,328

FEDERAL NATIONAL MORTGAGE ASSOCIATION—19.4%
1.13%, 4/27/17	2,000,000	2,010,072
1.63%, 10/26/15	3,600,000	3,661,531
1.82%, 2/01/34+	172,862	173,452

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. GOVERNMENT AGENCIES—44.5%, continued
FEDERAL NATIONAL MORTGAGE ASSOCIATION—19.4%, continued
2.14%, 6/01/33+	$78,379	$78,972
2.26%, 5/01/37+	265,806	285,492
2.26%, 1/01/23	2,000,000	1,935,572
2.32%, 5/01/34+	163,839	175,023
2.50%, 9/01/27	2,035,952	2,070,992
2.50%, 11/01/27	2,851,344	2,900,178
2.50%, 1/01/28	1,914,272	1,947,058
3.00%, 12/01/32	2,672,110	2,727,189
3.00%, 6/01/42	2,837,069	2,805,999
3.00%, 8/01/42	2,564,675	2,536,588
3.00%, 8/01/42	2,545,527	2,517,650
3.50%, 7/01/20	672,687	713,781
3.50%, 10/01/25	490,895	520,880
3.50%, 2/01/41	1,725,062	1,778,512
3.50%, 5/01/42	2,060,044	2,123,874
4.00%, 3/01/26	1,635,633	1,752,421
4.00%, 12/01/40	1,859,354	1,976,059
4.00%, 1/01/41	1,339,763	1,423,855
4.00%, 10/01/41	1,224,510	1,301,996
4.00%, 11/01/41	1,128,491	1,200,231
4.00%, 12/01/41	2,911,017	3,095,767
4.00%, 12/01/41	1,536,077	1,633,766
4.00%, 1/01/42	2,953,739	3,142,837
4.38%, 10/15/15	4,700,000	4,947,290
4.50%, 9/01/40	939,532	1,018,173
4.50%, 10/01/40	945,424	1,024,388
5.00%, 4/15/15	5,500,000	5,709,506
5.00%, 2/13/17	1,800,000	1,996,466
5.00%, 7/01/18	130,681	138,857
5.00%, 9/01/18	190,563	202,230
5.00%, 4/01/25	277,669	308,547
5.00%, 7/01/25	221,463	246,090
5.00%, 10/01/25	280,828	312,057
5.00%, 10/01/35	396,776	441,672
5.50%, 6/01/22	236,655	258,297
5.50%, 11/01/25	87	98
5.50%, 2/01/34	151,742	170,367
5.50%, 1/01/35	292,294	327,907
5.50%, 10/01/35	424,457	476,503
5.50%, 6/01/36	104,543	116,962
5.50%, 11/01/36	218,978	244,989
5.63%, 7/15/37	6,000,000	7,903,656
6.00%, 10/01/33	98,399	111,589
6.00%, 11/01/34	342,012	387,616
6.00%, 10/01/35	204,591	231,830
6.00%, 6/01/36	132,219	149,316
6.63%, 11/15/30	1,750,000	2,485,243
7.00%, 7/01/15	649	650
7.00%, 11/01/19	23,611	25,415
7.00%, 11/01/19	15,845	16,987
8.50%, 9/01/26	92,503	103,994

		75,846,442

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION—0.5%
1.63%, 1/20/34+	101,056	104,599
2.25%, 4/16/42	1,497,538	1,532,040
5.50%, 10/20/38	84,247	90,620

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund
June 30, 2014 (unaudited)

	PRINCIPAL AMOUNT/ SHARES	FAIR VALUE
U.S. GOVERNMENT AGENCIES—44.5%, continued
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION—0.5%, continued
6.50%, 11/20/38	$40,420	$44,446
6.75%, 4/15/16	10,100	10,355
7.00%, 12/20/30	40,031	47,197
7.00%, 10/20/31	28,983	34,153
7.00%, 3/20/32	96,935	115,447

		1,978,857

OVERSEAS PRIVATE INVESTMENT CORP.—0.5%
3.54%, 6/15/30	941,179	976,418
3.82%, 6/01/33	1,000,000	1,038,970

		2,015,388

SMALL BUSINESS ADMINISTRATION—0.1%
0.60%, 2/25/32+	436,118	434,903

U.S. DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT—0.4%
1.80%, 8/01/14	1,440,000	1,442,091

TOTAL U.S. GOVERNMENT AGENCIES		173,985,326

INVESTMENT COMPANY—1.1%
MUTUAL FUND—1.1%
Pax World High Yield Bond Fund, Individual Investor Class	530,984	4,072,646

TOTAL INVESTMENTS (Cost* $365,689,572—Unrealized gain/loss $13,588,332)—97.0%		$379,277,904
Other assets in excess of liabilities—3.0%		11,919,337

NET ASSETS—100%		$391,197,241

+	Variable rate security. Rates presented are the rates in effect at June 30, 2014.
(a)	144a security is restricted as to resale to institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. At June 30, 2014, these securities were valued at $37,216,311 or 9.5% of net assets.
(b)	Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been fair valued by the Pricing Committee and have been deemed illiquid under guidelines established by the Board of Trustees:

Security	Yield	Maturity Date	Principal Amount	Cost	Acquisition Date
Everence Community Investment, Inc.
	1.00%	12/15/2015	$1,340,000	$1,340,000	12/13/2012
	1.50	12/15/2014	802,500	802,500	12/30/2009
	1.50	12/15/2014	250,000	250,000	8/5/2010
	1.50	12/15/2014	175,000	175,000	9/12/2011
	1.50	12/15/2016	1,307,500	1,307,500	12/13/2013

At June 30, 2014, these securities had an aggregate market value of $3,885,993, representing 1.0% of net assets.

*	Represents cost for financial reporting purposes.

CIFG	—	CDC IXIS Financial Guaranty
Rev.	—	Revenue
XLCA	—	XL Capital Assurance, Inc.
REIT	—	Real Estate Investment Trust

See accompanying notes to financial statements.

Schedule of Portfolio Investments

Praxis International Index Fund
June 30, 2014 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%
AUSTRALIA—5.7%
BANKS—2.4%
Australia & New Zealand Banking Group Ltd.	6,107	$191,992
Australia & New Zealand Banking Group Ltd.- ADR	36,061	1,134,118
Commonwealth Bank of Australia	3,955	301,631
Commonwealth Bank of Australia- ADR	613	46,894
National Australia Bank Ltd.	4,644	143,546
National Australia Bank Ltd.- ADR	57,186	885,239
Westpac Banking Corp.	4,051	129,418
Westpac Banking Corp.- ADR	43,855	1,408,623

		4,241,461

BIOTECHNOLOGY—0.2%
CSL Ltd.	2,979	186,942
CSL Ltd.- ADR(a)	6,332	198,888

		385,830

CAPITAL MARKETS—0.1%
Macquarie Group Ltd.	436	24,515
Macquarie Group Ltd.- ADR	2,747	154,519

		179,034

CHEMICALS—0.2%
Orica Ltd.	19,480	357,822

CONTAINERS & PACKAGING—0.1%
Amcor Ltd.	3,344	32,888
Amcor Ltd.- ADR	3,500	137,620

		170,508

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Telstra Corp. Ltd.	8,647	42,481
Telstra Corp. Ltd.- ADR	10,910	268,386

		310,867

FOOD & STAPLES RETAILING—0.2%
Wesfarmers Ltd.	7,898	311,600

INSURANCE—0.4%
Suncorp Group Ltd.	46,152	589,248

METALS & MINING—1.3%
Alumina Ltd.- ADR(a)	41,858	211,383
BHP Billiton Ltd.- ADR	29,852	2,043,370
Newcrest Mining Ltd.- ADR(a)	9,928	99,379

		2,354,132

OIL, GAS & CONSUMABLE FUELS—0.5%
Origin Energy Ltd.	43,674	602,087
Woodside Petroleum Ltd.	3,151	122,028
Woodside Petroleum Ltd.- ADR	5,235	202,490

		926,605

REAL ESTATE INVESTMENT TRUSTS (REITS)—0.1%
Scentre Group REIT(a)	25,459	76,821
Shopping Centres Australasia Property Group REIT	1	2
Westfield Corp. REIT	20,433	137,761

		214,584

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
AUSTRALIA—5.7%, continued
TRANSPORTATION INFRASTRUCTURE—0.0%**
Sydney Airport	463	$1,842

		10,043,533

AUSTRIA—0.1%
BANKS—0.1%
Erste Group Bank AG	757	24,483
Erste Group Bank AG- ADR	12,078	195,543

		220,026

BELGIUM—0.3%
FOOD & STAPLES RETAILING—0.3%
Colruyt SA	2,958	150,269
Delhaize Group SA	1,156	78,212
Delhaize Group SA- ADR	22,300	375,978

		604,459

BRAZIL—2.2%
BANKS—0.2%
Banco Bradesco SA- ADR	29,175	423,621

BEVERAGES—0.3%
AMBEV SA- ADR	68,188	480,044

CHEMICALS—0.0%**
Braskem SA- ADR	7,600	97,660

ELECTRIC UTILITIES—0.1%
Cia Energetica de Minas Gerais- ADR	18,991	151,738

FOOD PRODUCTS—0.2%
BRF SA- ADR	16,910	411,082

METALS & MINING—0.6%
Cia Siderurgica Nacional SA- ADR	57,569	245,244
Gerdau SA- ADR	33,594	197,869
Vale SA- ADR	44,774	592,360

		1,035,473

OIL, GAS & CONSUMABLE FUELS—0.6%
Petroleo Brasileiro SA- ADR	47,557	695,759
Ultrapar Participacoes SA- ADR	15,505	365,918

		1,061,677

WATER UTILITIES—0.2%
Cia de Saneamento Basico do Estado de Sao Paulo- ADR	26,970	289,118

		3,950,413

CANADA—8.6%
AUTO COMPONENTS—0.3%
Magna International, Inc.	5,715	615,791

BANKS—2.6%
Bank of Montreal	9,619	707,862
Bank of Nova Scotia	14,763	983,216
Canadian Imperial Bank of Commerce	7,242	658,877
Royal Bank of Canada	16,505	1,178,952
Toronto-Dominion Bank	21,586	1,109,737

		4,638,644

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis International Index Fund
June 30, 2014 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
CANADA—8.6%, continued
CHEMICALS—0.7%
Agrium, Inc.	3,522	$322,721
Methanex Corp.	7,953	491,336
Potash Corp of Saskatchewan, Inc.	10,495	398,390

		1,212,447

HOTELS, RESTAURANTS & LEISURE—0.2%
Tim Hortons, Inc.	8,185	447,965

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.1%
TransAlta Corp.	9,461	116,087

INSURANCE—0.4%
Manulife Financial Corp.	17,556	348,838
Sun Life Financial, Inc.	9,109	334,391

		683,229

MEDIA—0.2%
Shaw Communications, Inc., Class B	12,864	330,090

METALS & MINING—0.5%
Barrick Gold Corp.	18,692	342,063
Goldcorp, Inc.	7,537	210,358
Teck Resources Ltd., Class B	16,007	365,440

		917,861

OIL, GAS & CONSUMABLE FUELS—2.3%
Advantage Oil & Gas Ltd.(a)	18,950	127,344
Canadian Natural Resources Ltd.	21,318	978,710
Cenovus Energy, Inc.	15,381	497,883
Enbridge, Inc.	18,096	859,017
Encana Corp.	22,116	524,370
Suncor Energy, Inc.	17,325	738,565
Talisman Energy, Inc.	26,422	280,073

		4,005,962

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.3%
Brookfield Asset Management, Inc., Class A	11,557	508,739

ROAD & RAIL—1.0%
Canadian National Railway Co.	12,210	793,894
Canadian Pacific Railway Ltd.	5,165	935,588

		1,729,482

		15,206,297

CHILE—0.4%
AIRLINES—0.2%
Latam Airlines Group SA- ADR(a)	21,752	291,912

BEVERAGES—0.1%
Embotelladora Andina SA, Class B- ADR	6,720	152,141

CHEMICALS—0.1%
Sociedad Quimica y Minera de Chile SA- ADR	8,470	248,255

		692,308

CHINA—2.6%
AIRLINES—0.0%**
China Southern Airlines Co. Ltd.- ADR	5,546	83,190

BANKS—0.4%
China Construction Bank Corp.- ADR	46,149	651,559

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
CHINA—2.6%, continued
CHEMICALS—0.1%
Sinopec Shanghai Petrochemical Co. Ltd.- ADR	7,041	$194,966

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
China Telecom Corp. Ltd.- ADR	6,115	299,329

INSURANCE—0.6%
China Life Insurance Co. Ltd.- ADR	22,204	870,619
Ping An Insurance Group Co. of China Ltd.- ADR	15,855	244,484

		1,115,103

INTERNET SOFTWARE & SERVICES—1.0%
Tencent Holdings Ltd.- ADR	115,130	1,758,035

ROAD & RAIL—0.1%
Guangshen Railway Co. Ltd.- ADR	8,797	163,800

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.2%
Lenovo Group Ltd.- ADR	13,505	367,201

		4,633,183

COLOMBIA—0.5%
BANKS—0.3%
BanColombia SA- ADR	7,754	448,181

OIL, GAS & CONSUMABLE FUELS—0.2%
Ecopetrol SA- ADR	12,148	437,936

		886,117

DENMARK—0.9%
BANKS—0.1%
Danske Bank A/S	3,457	97,713
Danske Bank A/S- ADR	6,614	93,588

		191,301

PHARMACEUTICALS—0.8%
Novo Nordisk A/S- ADR	28,510	1,316,877

		1,508,178

FINLAND—0.4%
MACHINERY—0.1%
Kone OYJ, Class B	3,606	150,501

PAPER & FOREST PRODUCTS—0.2%
Stora Enso OYJ- ADR	32,308	313,711

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.1%
Nokia OYJ- ADR	31,017	234,488

		698,700

FRANCE—6.5%
AUTO COMPONENTS—0.6%
Cie Generale des Etablissements Michelin- ADR	25,215	602,891
Cie Generale des Etablissements Michelin, Class B	1,074	128,327
Valeo SA- ADR	4,352	292,454

		1,023,672

BANKS—0.8%
BNP Paribas SA- ADR	26,450	899,961
Credit Agricole SA	5,199	73,326
Credit Agricole SA- ADR	14,211	99,761
Societe Generale SA- ADR	36,300	380,424

		1,453,472

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis International Index Fund
June 30, 2014 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
FRANCE—6.5%, continued
BUILDING PRODUCTS—0.4%
Cie de Saint-Gobain	11,742	$662,507

CONSTRUCTION & ENGINEERING—0.4%
Bouygues SA	956	39,782
Vinci SA- ADR	30,694	572,750

		612,532

CONSTRUCTION MATERIALS—0.1%
Lafarge SA	430	37,330
Lafarge SA- ADR	6,876	146,871

		184,201

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
Orange SA- ADR	17,186	271,539
Vivendi SA(a)	9,270	226,831

		498,370

ELECTRICAL EQUIPMENT—0.6%
Legrand SA	17,254	1,055,724

ENERGY EQUIPMENT & SERVICES—0.4%
CGG SA(a)	670	9,486
CGG SA- ADR(a)	7,732	109,795
Technip SA- ADR	21,292	583,507

		702,788

FOOD & STAPLES RETAILING—0.2%
Carrefour SA	1,523	56,182
Carrefour SA- ADR	49,035	357,955

		414,137

FOOD PRODUCTS—0.6%
Danone SA- ADR	73,000	1,089,890

HEALTH CARE EQUIPMENT & SUPPLIES—0.3%
Essilor International SA	4,503	477,554
Essilor International SA- ADR	952	50,513

		528,067

INSURANCE—0.3%
AXA SA- ADR	24,952	598,349

MEDIA—0.3%
Publicis Groupe SA- ADR	26,260	555,662

MULTI-UTILITIES—0.5%
GDF Suez	2,524	69,485
GDF Suez- ADR	17,681	489,410
Veolia Environnement SA	3,865	73,643
Veolia Environnement SA- ADR	8,771	166,649

		799,187

PERSONAL PRODUCTS—0.5%
L’Oreal SA	382	65,829
L’Oreal SA- ADR	25,935	893,979

		959,808

SOFTWARE—0.2%
Dassault Systemes- ADR	3,112	400,919

		11,539,285

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
GERMANY—6.3%
AIR FREIGHT & LOGISTICS—0.5%
Deutsche Post AG	10,161	$367,454
Deutsche Post AG- ADR	14,832	537,215

		904,669

AIRLINES—0.1%
Deutsche Lufthansa AG- ADR	10,201	218,403

AUTOMOBILES—0.7%
Bayerische Motoren Werke AG- ADR	27,692	1,171,372

CAPITAL MARKETS—0.1%
Deutsche Bank AG	6,576	231,344

CHEMICALS—0.9%
BASF SE- ADR	13,580	1,582,070

DIVERSIFIED FINANCIAL SERVICES—0.2%
Deutsche Boerse AG	2,890	224,298
Deutsche Boerse AG- ADR	15,060	116,414

		340,712

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
Deutsche Telekom AG- ADR	32,463	568,752

HEALTH CARE PROVIDERS & SERVICES—0.4%
Fresenius Medical Care AG & Co. KGaA- ADR	17,810	596,457
Fresenius SE & Co. KGaA	956	142,556

		739,013

INSURANCE—1.0%
Allianz SE- ADR	61,090	1,025,640
Muenchener Rueckversicherungs AG- ADR	18,890	418,791
Muenchener Rueckversicherungs Gesellschaft AG	1,682	372,882

		1,817,313

MULTI-UTILITIES—0.2%
RWE AG	2,125	91,265
RWE AG- ADR	5,585	240,155

		331,420

PHARMACEUTICALS—0.8%
Bayer AG- ADR	9,398	1,327,655

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.1%
Infineon Technologies AG- ADR	12,109	150,757

SOFTWARE—0.5%
SAP AG- ADR	12,252	943,404

TEXTILES, APPAREL & LUXURY GOODS—0.4%
adidas AG	1,323	134,003
adidas AG- ADR	9,964	504,826
Puma SE	285	81,367

		720,196

TRADING COMPANIES & DISTRIBUTORS—0.1%
Brenntag AG	1,173	209,608

		11,256,688

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis International Index Fund
June 30, 2014 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
HONG KONG—2.6%
BANKS—0.2%
BOC Hong Kong Holdings Ltd.	59,500	$172,349
BOC Hong Kong Holdings Ltd.- ADR	1,754	101,557

		273,906

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
China Unicom Hong Kong Ltd.- ADR	24,284	372,274

ELECTRIC UTILITIES—0.1%
Cheung Kong Infrastructure Holdings Ltd.	32,000	220,685

INDUSTRIAL CONGLOMERATES—0.2%
Jardine Matheson Holdings Ltd.	751	44,542
Jardine Matheson Holdings Ltd.- ADR	3,618	215,162

		259,704

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.2%
Hang Lung Properties Ltd.	23,000	70,926
Hang Lung Properties Ltd.- ADR	4,159	64,381
Henderson Land Development Co. Ltd.	9,680	56,641
Sun Hung Kai Properties Ltd.	11,000	150,870
Sun Hung Kai Properties Ltd.- ADR	22,014	302,252
Swire Pacific Ltd., Class A	6,500	80,009
Swire Pacific Ltd., Class A- ADR	32,051	393,586
Swire Properties Ltd.	150	438
Wharf Holdings Ltd.	150,000	1,079,944

		2,199,047

SPECIALTY RETAIL—0.0%**
Esprit Holdings Ltd.	2,500	3,548
Esprit Holdings Ltd.- ADR	4,499	12,552

		16,100

TEXTILES, APPAREL & LUXURY GOODS—0.1%
Li & Fung Ltd.	122,000	180,708
Li & Fung Ltd.- ADR	12,287	35,755

		216,463

WIRELESS TELECOMMUNICATION SERVICES—0.6%
China Mobile Ltd.- ADR	20,993	1,020,470

		4,578,649

HUNGARY—0.1%
DIVERSIFIED TELECOMMUNICATION SERVICES—0.1%
Magyar Telekom Telecommunications plc-ADR(a)	11,582	88,370

OIL, GAS & CONSUMABLE FUELS—0.0%**
MOL Hungarian Oil & Gas plc- ADR	796	21,946

		110,316

INDIA—1.7%
BANKS—0.6%
HDFC Bank Ltd.- ADR	16,597	777,072
ICICI Bank Ltd.- ADR(a)	7,885	393,461

		1,170,533

IT SERVICES—0.5%
Infosys Ltd.- ADR	7,688	413,384
Wipro Ltd.- ADR	39,159	465,600

		878,984

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
INDIA—1.7%, continued
METALS & MINING—0.3%
Sesa Sterlite Ltd.- ADR	29,355	$568,313

PHARMACEUTICALS—0.3%
Dr. Reddy’s Laboratories Ltd.- ADR	10,846	468,005

		3,085,835

INDONESIA—0.6%
BANKS—0.2%
PT Bank Mandiri- ADR	49,403	401,152

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
Telekomunikasi Indonesia Persero Tbk PT- ADR	12,973	540,455

MACHINERY—0.1%
United Tractors Tbk PT- ADR	3,369	129,707

		1,071,314

IRELAND—1.1%
CONSTRUCTION MATERIALS—0.2%
CRH plc- ADR	15,719	406,336

PHARMACEUTICALS—0.5%
Shire plc- ADR	3,634	855,771

PROFESSIONAL SERVICES—0.4%
Experian plc	3,191	53,955
Experian plc- ADR	37,268	626,848

		680,803

		1,942,910

ISRAEL—0.4%
PHARMACEUTICALS—0.3%
Teva Pharmaceutical Industries Ltd.- ADR	11,470	601,258

SOFTWARE—0.1%
Check Point Software Technologies Ltd.(a)	2,576	172,669

		773,927

ITALY—2.0%
BANKS—0.4%
Intesa Sanpaolo SpA	59,272	183,100
Intesa Sanpaolo SpA- ADR	5,976	110,436
UniCredit SpA	48,046	402,302

		695,838

ELECTRIC UTILITIES—0.1%
Enel SpA	9,543	55,588

INSURANCE—0.2%
Assicurazioni Generali SpA	16,056	351,988

OIL, GAS & CONSUMABLE FUELS—0.8%
ENI SpA- ADR	25,247	1,386,060

TEXTILES, APPAREL & LUXURY GOODS—0.3%
Luxottica Group SpA- ADR	10,151	588,352

TRANSPORTATION INFRASTRUCTURE—0.2%
Atlantia SpA	13,863	395,218

		3,473,044

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis International Index Fund
June 30, 2014 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
JAPAN—14.4%
AUTO COMPONENTS—0.5%
Bridgestone Corp.	4,656	$162,929
Bridgestone Corp.- ADR	16,204	282,533
Denso Corp.	5,900	281,590
Denso Corp.- ADR	6,048	144,426

		871,478

AUTOMOBILES—1.9%
Honda Motor Co. Ltd.- ADR	24,950	873,000
Nissan Motor Co. Ltd.- ADR	26,653	505,474
Toyota Motor Corp.- ADR	17,148	2,051,930

		3,430,404

BANKS—1.7%
Mitsubishi UFJ Financial Group, Inc.- ADR	188,606	1,159,927
Mizuho Financial Group, Inc.- ADR	132,028	542,635
Sumitomo Mitsui Financial Group, Inc.- ADR	135,650	1,148,955
Sumitomo Mitsui Trust Holdings, Inc.	2,980	13,620
Sumitomo Mitsui Trust Holdings, Inc.- ADR	39,737	179,214

		3,044,351

BUILDING PRODUCTS—0.1%
Asahi Glass Co. Ltd.	3,000	17,679
Asahi Glass Co. Ltd.- ADR	21,219	122,858

		140,537

CAPITAL MARKETS—0.5%
Daiwa Securities Group, Inc.	16,000	138,512
Daiwa Securities Group, Inc.- ADR	49,678	429,218
Nomura Holdings, Inc.- ADR	53,590	376,738

		944,468

CHEMICALS—0.3%
Nitto Denko Corp.	500	23,429
Nitto Denko Corp.- ADR	11,626	271,235
Shin-Etsu Chemical Co. Ltd.	2,000	121,573
Sumitomo Chemical Co. Ltd.	38,000	143,665

		559,902

COMMERCIAL SERVICES & SUPPLIES—0.3%
Dai Nippon Printing Co. Ltd.	50,000	522,186
Dai Nippon Printing Co. Ltd.- ADR	37	385

		522,571

CONSTRUCTION & ENGINEERING—0.4%
JGC Corp.	9,000	273,451
Obayashi Corp.	55,000	392,528

		665,979

DIVERSIFIED FINANCIAL SERVICES—0.3%
ORIX Corp.	2,300	38,119
ORIX Corp.- ADR	5,614	466,187

		504,306

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
Nippon Telegraph & Telephone Corp.- ADR	15,032	469,149

ELECTRIC UTILITIES—0.2%
Chubu Electric Power Co., Inc.(a)	12,600	156,590
Tohoku Electric Power Co., Inc.	9,200	107,979

		264,569

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
JAPAN—14.4%, continued
ELECTRICAL EQUIPMENT—0.3%
Nidec Corp.- ADR	30,872	$475,120

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.7%
FUJIFILM Holdings Corp.- ADR	11,626	324,598
Hitachi Ltd.- ADR	3,461	254,003
Hoya Corp.	9,500	315,651
Hoya Corp.- ADR	1,734	57,759
Kyocera Corp.	2,800	132,890
Kyocera Corp.- ADR	3,162	150,448
Murata Manufacturing Co. Ltd.	500	46,794
TDK Corp.	200	9,378
TDK Corp.- ADR	826	38,880

		1,330,401

HEALTH CARE EQUIPMENT & SUPPLIES—0.2%
Terumo Corp.	11,800	263,827

HOUSEHOLD DURABLES—0.7%
Panasonic Corp.	10,700	130,337
Panasonic Corp.- ADR	21,410	260,774
Sekisui House Ltd.	8,000	109,689
Sekisui House Ltd.- ADR	30,149	411,534
Sharp Corp.(a)	10,000	32,081
Sharp Corp.- ADR	17,095	54,020
Sony Corp.- ADR	18,382	308,266

		1,306,701

INSURANCE—0.4%
MS&AD Insurance Group Holdings, Inc.- ADR	34,266	412,220
Tokio Marine Holdings, Inc.	2,000	65,781
Tokio Marine Holdings, Inc.- ADR	7,354	243,050

		721,051

INTERNET & CATALOG RETAIL—0.1%
Rakuten, Inc.	18,400	237,753

IT SERVICES—0.0%**
Fujitsu Ltd.	2,000	14,984
Fujitsu Ltd.- ADR	1,240	46,339

		61,323

MACHINERY—1.2%
FANUC Corp.	400	68,980
FANUC Corp.- ADR	22,452	646,842
Kubota Corp.- ADR	7,847	557,568
Makita Corp.	600	37,076
Makita Corp.- ADR	4,936	305,637
SMC Corp.	1,900	508,455

		2,124,558

MARINE—0.0%**
Nippon Yusen KK- ADR	7,243	41,647

METALS & MINING—0.3%
Nippon Steel Corp.	54,000	172,706
Sumitomo Metal Mining Co. Ltd.	23,000	373,476

		546,182

PERSONAL PRODUCTS—0.3%
Kao Corp.- ADR	7,463	295,311
Shiseido Co. Ltd.	2,100	38,288

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis International Index Fund
June 30, 2014 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
JAPAN—14.4%, continued
PERSONAL PRODUCTS—0.3%, continued
Shiseido Co. Ltd.- ADR	15,035	$273,787

		607,386

PHARMACEUTICALS—0.6%
Astellas Pharma, Inc.	13,000	170,801
Astellas Pharma, Inc.- ADR	22,165	291,248
Daiichi Sankyo Co. Ltd.	4,600	85,820
Daiichi Sankyo Co. Ltd.- ADR	1,901	35,530
Takeda Pharmaceutical Co. Ltd.	2,700	125,239
Takeda Pharmaceutical Co. Ltd.- ADR	17,304	402,318

		1,110,956

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.8%
Daiwa House Industry Co. Ltd.- ADR	1,547	321,161
Mitsubishi Estate Co. Ltd.	7,000	172,815
Mitsubishi Estate Co. Ltd.- ADR	8,499	210,265
Mitsui Fudosan Co. Ltd.	11,000	370,920
Sumitomo Realty & Development Co. Ltd.	6,000	257,460

		1,332,621

ROAD & RAIL—0.6%
Central Japan Railway Co.	500	71,319
East Japan Railway Co.	3,590	282,756
East Japan Railway Co.- ADR	29,226	383,153
Keikyu Corp.	37,000	332,363

		1,069,591

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.1%
Rohm Co. Ltd.	700	40,146
Rohm Co. Ltd.- ADR	2,660	76,369

		116,515

SOFTWARE—0.1%
Nintendo Co. Ltd.- ADR	11,880	177,606

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.4%
Canon, Inc.- ADR	15,149	496,130
Seiko Epson Corp.	600	25,527
Seiko Epson Corp.- ADR	5,156	109,480

		631,137

TEXTILES, APPAREL & LUXURY GOODS—0.2%
Wacoal Holdings Corp.- ADR	5,242	285,899

TRADING COMPANIES & DISTRIBUTORS—0.3%
Mitsui & Co. Ltd.- ADR	1,637	524,659

WIRELESS TELECOMMUNICATION SERVICES—0.6%
KDDI Corp.- ADR	14,200	216,550
NTT DoCoMo, Inc.- ADR	20,317	347,217
Softbank Corp.	6,500	483,979
Softbank Corp.- ADR	2,656	99,866

		1,147,612

		25,530,259

JERSEY—0.2%
METALS & MINING—0.2%
Randgold Resources Ltd.- ADR	4,454	376,808

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
MEXICO—1.4%
BEVERAGES—0.2%
Coca-Cola Femsa SAB de CV- ADR	3,164	$359,494

CONSTRUCTION & ENGINEERING—0.1%
Empresas ICA SAB de CV- ADR(a)	18,068	141,292

CONSTRUCTION MATERIALS—0.2%
Cemex SAB de CV- ADR(a)	29,132	385,416

FOOD & STAPLES RETAILING—0.2%
Wal-Mart de Mexico SAB de CV- ADR	11,112	296,579

MEDIA—0.2%
Grupo Televisa SAB- ADR	11,081	380,189

METALS & MINING—0.1%
Fresnillo plc	14,613	218,076

TRANSPORTATION INFRASTRUCTURE—0.2%
Grupo Aeroportuario del Pacifico SAB de CV- ADR	4,513	305,169

WIRELESS TELECOMMUNICATION SERVICES—0.2%
America Movil SAB de CV, Series L- ADR	15,389	319,322

		2,405,537

NETHERLANDS—2.8%
CHEMICALS—0.2%
Akzo Nobel NV- ADR	10,773	268,786

DIVERSIFIED FINANCIAL SERVICES—0.2%
ING Groep NV- ADR(a)	29,422	412,497

FOOD & STAPLES RETAILING—0.3%
Koninklijke Ahold NV- ADR	23,941	449,611

FOOD PRODUCTS—0.7%
Unilever NV—NY Registry Shares	28,732	1,257,312

INDUSTRIAL CONGLOMERATES—0.6%
Koninklijke Philips NV—NY Registry Shares	30,708	975,286

INSURANCE—0.1%
Aegon NV—NY Registry Shares	23,208	203,534

LIFE SCIENCES TOOLS & SERVICES—0.2%
QIAGEN NV(a)	16,784	410,369

MEDIA—0.1%
Wolters Kluwer NV	954	28,242
Wolters Kluwer NV- ADR	7,337	217,469

		245,711

OIL, GAS & CONSUMABLE FUELS—0.1%
Koninklijke Vopak NV	2,532	123,774

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.2%
ASML Holding NV—NY Registry Shares	4,549	424,285

SOFTWARE—0.1%
Gemalto NV	2,161	224,001

		4,995,166

NORWAY—0.9%
CHEMICALS—0.2%
Yara International ASA- ADR	7,283	364,514

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis International Index Fund
June 30, 2014 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
NORWAY—0.9%, continued
METALS & MINING—0.1%
Norsk Hydro ASA	13,975	$74,798
Norsk Hydro ASA- ADR	13,201	71,681

		146,479

OIL, GAS & CONSUMABLE FUELS—0.6%
Statoil ASA- ADR	36,526	1,126,097

		1,637,090

PORTUGAL—0.1%
DIVERSIFIED TELECOMMUNICATION SERVICES—0.0%**
Portugal Telecom SGPS SA- ADR	26,158	95,738

ELECTRIC UTILITIES—0.1%
EDP—Energias de Portugal SA	20,520	102,952
EDP—Energias de Portugal SA- ADR	1,231	61,673

		164,625

		260,363

RUSSIA—1.2%
MEDIA—0.2%
CTC Media, Inc.	28,039	308,709

OIL, GAS & CONSUMABLE FUELS—0.6%
Gazprom OAO- ADR(a)	65,501	570,841
Lukoil OAO- ADR	9,123	545,738

		1,116,579

WIRELESS TELECOMMUNICATION SERVICES—0.4%
Mobile Telesystems OJSC- ADR	37,298	736,263

		2,161,551

SINGAPORE—2.1%
BANKS—1.3%
DBS Group Holdings Ltd.	10,656	143,145
DBS Group Holdings Ltd.- ADR	18,371	991,116
United Overseas Bank Ltd.	24,187	436,836
United Overseas Bank Ltd.- ADR	22,014	796,687

		2,367,784

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
Singapore Telecommunications Ltd.	71,000	219,223
Singapore Telecommunications Ltd.- ADR	6,886	213,535

		432,758

INDUSTRIAL CONGLOMERATES—0.5%
Keppel Corp. Ltd.	11,721	101,427
Keppel Corp. Ltd.- ADR	49,775	860,610

		962,037

REAL ESTATE INVESTMENT TRUSTS (REITS)—0.0%**
Keppel REIT Management Ltd. REIT	737	757

		3,763,336

SOUTH AFRICA—0.7%
BANKS—0.1%
Standard Bank Group Ltd.- ADR	11,694	159,272

METALS & MINING—0.1%
Impala Platinum Holdings Ltd.- ADR	15,171	151,407

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
SOUTH AFRICA—0.7%, continued
TRADING COMPANIES & DISTRIBUTORS—0.2%
Barloworld Ltd.	45,286	$431,143

WIRELESS TELECOMMUNICATION SERVICES—0.3%
MTN Group Ltd.- ADR	22,849	484,399

		1,226,221

SOUTH KOREA—2.7%
BANKS—1.5%
KB Financial Group, Inc.- ADR	33,114	1,151,043
Shinhan Financial Group Co. Ltd.- ADR	25,553	1,171,861
Woori Finance Holdings Co. Ltd.- ADR(a)	9,632	338,757

		2,661,661

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
KT Corp.- ADR	38,311	580,028

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.4%
LG Display Co. Ltd.- ADR(a)	42,203	665,541

WIRELESS TELECOMMUNICATION SERVICES—0.5%
SK Telecom Co. Ltd.- ADR	34,055	883,387

		4,790,617

SPAIN—2.5%
BANKS—1.1%
Banco Bilbao Vizcaya Argentaria SA- ADR	64,435	822,835
Banco Santander SA- ADR	116,415	1,213,044

		2,035,879

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
Telefonica SA- ADR	32,722	561,510

ELECTRIC UTILITIES—0.3%
Iberdrola SA- ADR	15,225	467,408

METALS & MINING—0.2%
Acerinox SA	16,589	293,936

OIL, GAS & CONSUMABLE FUELS—0.3%
Repsol YPF SA- ADR	23,386	619,729

SPECIALTY RETAIL—0.3%
Inditex SA	3,528	542,992

		4,521,454

SWEDEN—2.7%
COMMUNICATIONS EQUIPMENT—0.3%
Telefonaktiebolaget LM Ericsson- ADR	48,767	589,105

CONSTRUCTION & ENGINEERING—0.4%
Skanska AB, Class B	37,142	847,731

HOUSEHOLD PRODUCTS—0.2%
Svenska Cellulosa AB SCA, Class B	12,219	318,388

MACHINERY—1.1%
Alfa Laval AB	23,419	603,565
Atlas Copco AB, Class A	8,922	257,850
Atlas Copco AB, Class A- ADR	18,292	531,749
Sandvik AB	19,176	262,030
Sandvik AB- ADR	20,116	275,589

		1,930,783

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis International Index Fund
June 30, 2014 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
SWEDEN—2.7%, continued
METALS & MINING—0.2%
Boliden AB	22,985	$333,515

OIL, GAS & CONSUMABLE FUELS—0.1%
Lundin Petroleum AB(a)	7,186	145,408

SPECIALTY RETAIL—0.4%
Hennes & Mauritz AB (H&M), Class B	3,195	139,629
Hennes & Mauritz AB- ADR	65,360	568,632

		708,261

		4,873,191

SWITZERLAND—6.8%
CAPITAL MARKETS—1.0%
Credit Suisse Group AG- ADR(a)	15,539	440,841
Julius Baer Group Ltd.(a)	9,537	393,181
UBS AG(a)	46,462	851,184

		1,685,206

CHEMICALS—0.7%
Syngenta AG- ADR	15,780	1,180,344

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Swisscom AG- ADR	7,140	415,584

ELECTRICAL EQUIPMENT—0.7%
ABB Ltd.- ADR(a)	52,187	1,201,345

FOOD PRODUCTS—0.1%
Barry Callebaut AG(a)	110	149,470

INSURANCE—0.8%
Swiss Re AG(a)	3,563	317,006
Zurich Insurance Group AG- ADR(a)	38,640	1,163,064

		1,480,070

MACHINERY—0.1%
Schindler Holding AG	1,587	239,267

PHARMACEUTICALS—2.8%
Novartis AG- ADR	27,800	2,516,734
Roche Holding AG- ADR	66,520	2,481,196

		4,997,930

PROFESSIONAL SERVICES—0.1%
Adecco SA(a)	2,237	184,146
Adecco SA- ADR(a)	1,206	49,591

		233,737

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.1%
Logitech International SA	10,434	135,955

TRADING COMPANIES & DISTRIBUTORS—0.2%
Wolseley plc	537	29,436
Wolseley plc- ADR	63,056	344,916

		374,352

		12,093,260

TAIWAN—2.6%
DIVERSIFIED TELECOMMUNICATION SERVICES—0.5%
Chunghwa Telecom Co. Ltd.- ADR	27,083	868,281

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.1%
AU Optronics Corp.- ADR(a)	36,833	154,330

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
TAIWAN—2.6%, continued
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.0%
Advanced Semiconductor Engineering, Inc.- ADR	101,549	$660,069
Siliconware Precision Industries Co.- ADR	79,145	649,780
Taiwan Semiconductor Manufacturing Co. Ltd.- ADR	84,657	1,810,813
United Microelectronics Corp.- ADR	191,039	460,404

		3,581,066

		4,603,677

TURKEY—0.3%
BANKS—0.1%
Turkiye Garanti Bankasi AS- ADR	59,610	235,459

WIRELESS TELECOMMUNICATION SERVICES—0.2%
Turkcell Iletisim Hizmetleri AS- ADR(a)	22,886	357,022

		592,481

UNITED KINGDOM—12.9%
BANKS—2.0%
Barclays plc- ADR	29,605	432,529
HSBC Holdings plc- ADR	37,694	1,914,855
Lloyds Banking Group plc- ADR(a)	112,371	577,587
Standard Chartered plc	26,352	538,480

		3,463,451

CAPITAL MARKETS—0.0%**
Man Group plc	3,940	7,094
Man Group plc- ADR	7,608	13,685

		20,779

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
BT Group plc- ADR	8,434	553,524

ELECTRIC UTILITIES—0.4%
SSE plc	2,983	79,997
SSE plc- ADR	26,274	711,763

		791,760

ENERGY EQUIPMENT & SERVICES—0.4%
AMEC plc	26,726	555,727
Subsea 7 SA	2,434	45,396
Subsea 7 SA- ADR	3,305	61,803

		662,926

FOOD & STAPLES RETAILING—0.5%
J Sainsbury plc	4,806	25,950
J Sainsbury plc- ADR	18,741	410,803
Tesco plc- ADR	17,883	261,986
WM Morrison Supermarkets plc	29,374	92,196
WM Morrison Supermarkets plc- ADR	8,054	127,414

		918,349

HEALTH CARE EQUIPMENT & SUPPLIES—0.4%
Smith & Nephew plc	4,232	75,251
Smith & Nephew plc- ADR	6,874	613,711

		688,962

HOTELS, RESTAURANTS & LEISURE—0.8%
Compass Group plc	2,388	41,563
Compass Group plc- ADR	50,014	885,748

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis International Index Fund
June 30, 2014 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
UNITED KINGDOM—12.9%, continued
HOTELS, RESTAURANTS & LEISURE—0.8%, continued
InterContinental Hotels Group plc- ADR	12,377	$513,769

		1,441,080

HOUSEHOLD PRODUCTS—0.6%
Reckitt Benckiser Group plc	3,212	280,348
Reckitt Benckiser Group plc- ADR	49,075	858,812

		1,139,160

INSURANCE—0.8%
Aviva plc	30,794	269,038
Aviva plc- ADR	6,116	107,642
Prudential plc- ADR	22,297	1,022,986

		1,399,666

MEDIA—1.2%
British Sky Broadcasting Group plc	3,176	49,136
British Sky Broadcasting Group plc- ADR	6,005	376,514
Pearson plc- ADR	23,760	470,686
Reed Elsevier plc- ADR	7,992	517,002
WPP plc- ADR	6,767	737,535

		2,150,873

METALS & MINING—0.6%
Antofagasta plc	3,335	43,548
Antofagasta plc- ADR	3,393	88,863
BHP Billiton plc	30,582	988,927

		1,121,338

MULTILINE RETAIL—0.3%
Marks & Spencer Group plc	10,719	78,001
Marks & Spencer Group plc- ADR	17,019	247,116
Next plc	1,607	178,076

		503,193

MULTI-UTILITIES—0.8%
National Grid plc- ADR	18,075	1,344,419

OIL, GAS & CONSUMABLE FUELS—0.6%
BG Group plc	6,208	131,211
BG Group plc- ADR	37,740	805,749
Tullow Oil plc	6,601	96,420
Tullow Oil plc- ADR	15,976	116,465

		1,149,845

PHARMACEUTICALS—1.5%
AstraZeneca plc- ADR	15,840	1,177,070
GlaxoSmithKline plc- ADR	27,908	1,492,520

		2,669,590

PROFESSIONAL SERVICES—0.1%
Capita plc	12,030	235,734

REAL ESTATE INVESTMENT TRUSTS (REITS)—0.2%
Land Securities Group plc REIT	16,051	284,586

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.2%
ARM Holdings plc- ADR	8,551	386,847

SOFTWARE—0.2%
Sage Group plc	33,781	222,059
Sage Group plc- ADR	2,320	60,807

		282,866

	PRINCIPAL AMOUNT/ SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
UNITED KINGDOM—12.9%, continued
SPECIALTY RETAIL—0.2%
Kingfisher plc- ADR	29,151	$357,974

WATER UTILITIES—0.4%
Severn Trent plc	6,683	220,968
United Utilities Group plc	2,386	36,016
United Utilities Group plc- ADR	12,883	388,938

		645,922

WIRELESS TELECOMMUNICATION SERVICES—0.4%
Vodafone Group plc- ADR	22,996	767,837

		22,980,681

UNITED STATES—0.6%
HEALTH CARE PROVIDERS & SERVICES—0.1%
Catamaran Corp.(a)	3,636	160,566

HOTELS, RESTAURANTS & LEISURE—0.1%
Carnival plc- ADR	4,671	177,265

MEDIA—0.1%
Thomson Reuters Corp.	5,573	202,634

METALS & MINING—0.1%
Sims Metal Management Ltd.- ADR(a)	21,356	193,699

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.2%
Brookfield Property Partners LP	13,975	291,658

		1,025,822

TOTAL COMMON STOCKS		174,112,696

PREFERRED STOCKS—0.4%
BRAZIL—0.4%
BANKS—0.2%
Itau Unibanco Holding SA- ADR	28,574	410,894

FOOD & STAPLES RETAILING—0.2%
Cia Brasileira de Distribuicao- ADR	5,510	255,278

TOTAL PREFERRED STOCKS		666,172

RIGHT—0.0%**
SPAIN—0.0%**
Acerinox SA, expiring 7/8/14(a)	16,589	10,063

WARRANT—0.0%**
HONG KONG—0.0%**
Sun Hung Kai Properties Ltd., expiring 4/22/16 (a)	916	1,196

CORPORATE NOTES—0.9%
COMMUNITY DEVELOPMENT—0.9%
Everence Community Investment, Inc., 1.00%, 12/15/15+(b)	$343,000	343,178
Everence Community Investment, Inc., 1.50%, 12/15/14+(b)	606,000	607,545
Everence Community Investment, Inc., 1.50%, 12/15/16+(b)	656,000	659,597

TOTAL CORPORATE NOTES		1,610,320

TOTAL INVESTMENTS (Cost* $144,885,962—Unrealized gain/loss $31,514,485)—99.2%		$176,400,447
Other assets in excess of liabilities—0.8%		1,391,911

NET ASSETS—100%		$177,792,358

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis International Index Fund
June 30, 2014 (unaudited)

+	Variable rate security. Rates presented are the rates in effect at June 30, 2014.
(a)	Non-income producing securities.
(b)	Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been fair valued by the Pricing Committee and have been deemed illiquid under guidelines established by the Board of Trustees:

Security	Yield	Maturity Date	Principal Amount	Cost	Acquisition Date
Everence Community Investment, Inc.
	1.00%	12/15/2015	$343,000	$343,000	12/13/2012
	1.50	12/15/2014	256,000	256,000	3/22/2012
	1.50	12/15/2014	350,000	350,000	8/29/2012
	1.50	12/15/2016	656,000	656,000	12/13/2013

At June 30, 2014, these securities had an aggregate market value of $1,610,320, representing 0.9% of net assets.

*	Represents cost for financial reporting purposes.
**	Amount rounds to less than 0.1%.

ADR	—	American Depositary Receipt
plc	—	Public Liability Company
REIT	—	Real Estate Investment Trust

See accompanying notes to financial statements.

Schedule of Portfolio Investments

Praxis Value Index Fund
June 30, 2014 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.9%
AIR FREIGHT & LOGISTICS—0.8%
C. H. Robinson Worldwide, Inc.	2,912	$185,757
FedEx Corp.	3,106	470,186
United Parcel Service, Inc., Class B	3,464	355,614

		1,011,557

AUTO COMPONENTS—0.1%
Johnson Controls, Inc.	2,111	105,402

AUTOMOBILES—1.7%
Ford Motor Co.	70,233	1,210,817
General Motors Co.	23,100	838,530

		2,049,347

BANKS—10.8%
Bank of America Corp.	153,220	2,354,991
BB&T Corp.	13,054	514,719
Citigroup, Inc.	25,146	1,184,377
Comerica, Inc.	4,021	201,693
Huntington Bancshares, Inc.	6,364	60,713
JPMorgan Chase & Co.	55,892	3,220,497
KeyCorp	9,408	134,817
M&T Bank Corp.	1,286	159,528
PNC Financial Services Group, Inc.	7,721	687,555
SunTrust Banks, Inc.	6,766	271,046
U.S. Bancorp	11,287	488,953
Wells Fargo & Co.	70,819	3,722,247
Zions Bancorp	4,400	129,668

		13,130,804

BEVERAGES—2.0%
Coca-Cola Co.	29,710	1,258,516
Coca-Cola Enterprises, Inc.	4,031	192,601
PepsiCo, Inc.	10,879	971,930

		2,423,047

BIOTECHNOLOGY—0.1%
Amgen, Inc.	1,504	178,028

BUILDING PRODUCTS—0.1%
Allegion plc	1,788	101,344

CAPITAL MARKETS—2.9%
Ameriprise Financial, Inc.	1,806	216,720
Bank of New York Mellon Corp.	14,064	527,119
BlackRock, Inc.	932	297,867
Goldman Sachs Group, Inc.	6,557	1,097,904
Invesco Ltd.	4,702	177,500
Morgan Stanley	22,811	737,480
Northern Trust Corp.	3,977	255,363
State Street Corp.	2,400	161,424

		3,471,377

CHEMICALS—2.2%
Air Products & Chemicals, Inc.	5,817	748,183
E.I. du Pont de Nemours & Co.	15,069	986,115
Ecolab, Inc.	1,616	179,926
Mosaic Co.	4,920	243,294
Praxair, Inc.	4,186	556,068

		2,713,586

	SHARES	FAIR VALUE
COMMON STOCKS—98.9%, continued
COMMERCIAL SERVICES & SUPPLIES—1.0%
ADT Corp.	5,046	$176,307
Tyco International Ltd.	10,821	493,438
Waste Management, Inc.	11,586	518,242

		1,187,987

COMMUNICATIONS EQUIPMENT—1.7%
Cisco Systems, Inc.	75,985	1,888,227
Motorola Solutions, Inc.	2,965	197,380

		2,085,607

CONSTRUCTION MATERIALS—0.2%
Vulcan Materials Co.	3,272	208,590

CONSUMER FINANCE—0.9%
American Express Co.	2,374	225,221
Capital One Financial Corp.	9,400	776,440
Navient Corp.	5,903	104,542
SLM Corp.	4,383	36,423

		1,142,626

CONTAINERS & PACKAGING—0.5%
Avery Dennison Corp.	3,846	197,107
Ball Corp.	4,084	255,985
Owens-Illinois, Inc.(a)	3,065	106,172

		559,264

DIVERSIFIED CONSUMER SERVICES—0.2%
H&R Block, Inc.	6,094	204,271

DIVERSIFIED FINANCIAL SERVICES—3.4%
Berkshire Hathaway, Inc., Class B(a)	27,382	3,465,466
CME Group, Inc.	5,240	371,778
McGraw Hill Financial, Inc.	3,488	289,609

		4,126,853

DIVERSIFIED TELECOMMUNICATION SERVICES—4.4%
AT&T, Inc.	86,318	3,052,204
CenturyLink, Inc.	10,818	391,612
Frontier Communications Corp.	32,028	187,044
Verizon Communications, Inc.	31,430	1,537,870
Windstream Holdings, Inc.	14,690	146,312

		5,315,042

ELECTRIC UTILITIES—3.6%
American Electric Power Co., Inc.	3,730	208,022
Duke Energy Corp.	14,124	1,047,860
Edison International	5,917	343,837
NextEra Energy, Inc.	8,265	846,997
Pepco Holdings, Inc.	2,099	57,680
PPL Corp.	14,801	525,880
Southern Co.	24,911	1,130,461
Xcel Energy, Inc.	8,784	283,108

		4,443,845

ELECTRICAL EQUIPMENT—0.6%
Eaton Corp. plc	3,190	246,204
Emerson Electric Co.	7,364	488,675

		734,879

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis Value Index Fund
June 30, 2014 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.9%, continued
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.9%
Corning, Inc.	35,156	$771,674
Jabil Circuit, Inc.	9,905	207,014
TE Connectivity Ltd.	1,996	123,433

		1,102,121

ENERGY EQUIPMENT & SERVICES—1.7%
Baker Hughes, Inc.	2,000	148,900
Cameron International Corp.(a)	4,198	284,247
Diamond Offshore Drilling, Inc.	2,733	135,639
Ensco plc, Class A	4,030	223,947
Nabors Industries Ltd.	4,796	140,858
National Oilwell Varco, Inc.	5,916	487,183
Noble Corp. plc	5,821	195,353
Rowan Cos. plc, Class A	5,585	178,329
Transocean Ltd.	4,770	214,793

		2,009,249

FOOD & STAPLES RETAILING—4.9%
Costco Wholesale Corp.	6,540	753,146
CVS Caremark Corp.	19,593	1,476,724
Kroger Co.	11,522	569,533
Safeway, Inc.	3,077	105,664
Sysco Corp.	10,383	388,843
Walgreen Co.	8,566	634,998
Wal-Mart Stores, Inc.	26,700	2,004,369

		5,933,277

FOOD PRODUCTS—3.0%
Archer-Daniels-Midland Co.	7,850	346,263
Campbell Soup Co.	5,016	229,783
ConAgra Foods, Inc.	6,460	191,733
General Mills, Inc.	8,384	440,495
Hormel Foods Corp.	5,131	253,215
Kellogg Co.	3,959	260,106
Kraft Foods Group, Inc.	10,350	620,483
Mondelez International, Inc., Class A	34,482	1,296,868

		3,638,946

GAS UTILITIES—0.3%
AGL Resources, Inc.	7,240	398,417

HEALTH CARE EQUIPMENT & SUPPLIES—0.8%
Baxter International, Inc.	2,140	154,722
Medtronic, Inc.	12,551	800,252

		954,974

HEALTH CARE PROVIDERS & SERVICES—3.4%
Aetna, Inc.	6,449	522,885
Cigna Corp.	1,255	115,422
Express Scripts Holding Co.(a)	10,107	700,718
Humana, Inc.	3,560	454,683
McKesson Corp.	1,664	309,854
UnitedHealth Group, Inc.	16,767	1,370,702
WellPoint, Inc.	5,655	608,535

		4,082,799

HOTELS, RESTAURANTS & LEISURE—1.6%
Carnival Corp.	8,393	315,997
Marriott International, Inc., Class A	2,660	170,506

	SHARES	FAIR VALUE
COMMON STOCKS—98.9%, continued
HOTELS, RESTAURANTS & LEISURE—1.6%, continued
McDonald’s Corp.	11,860	$1,194,776
Starwood Hotels & Resorts Worldwide, Inc.	1,776	143,536
Wyndham Worldwide Corp.	1,251	94,726

		1,919,541

HOUSEHOLD DURABLES—0.5%
D.R. Horton, Inc.	8,224	202,146
Newell Rubbermaid, Inc.	6,507	201,652
Whirlpool Corp.	1,522	211,893

		615,691

HOUSEHOLD PRODUCTS—1.6%
Colgate-Palmolive Co.	4,598	313,491
Procter & Gamble Co.	20,308	1,596,006

		1,909,497

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.4%
AES Corp.	11,874	184,641
NRG Energy, Inc.	6,736	250,579

		435,220

INDUSTRIAL CONGLOMERATES—0.6%
3M Co.	4,825	691,133

INSURANCE—4.7%
ACE Ltd.	4,420	458,354
Aflac, Inc.	6,810	423,923
Allstate Corp.	8,739	513,154
American International Group, Inc.	21,857	1,192,955
Aon plc	2,267	204,234
Assurant, Inc.	2,924	191,668
Chubb Corp.	3,750	345,638
Cincinnati Financial Corp.	2,512	120,676
Hartford Financial Services Group, Inc.	4,990	178,692
Loews Corp.	3,484	153,331
Marsh & McLennan Cos., Inc.	5,930	307,293
MetLife, Inc.	18,363	1,020,248
Progressive Corp.	4,933	125,101
Travelers Cos., Inc.	5,533	520,489

		5,755,756

INTERNET SOFTWARE & SERVICES—0.2%
eBay, Inc.(a)	5,038	252,202

IT SERVICES—2.3%
Accenture plc, Class A	4,238	342,600
Blackhawk Network Holdings, Inc., Class B(a)	505	13,559
Fidelity National Information Services, Inc.	3,862	211,406
International Business Machines Corp.	9,352	1,695,237
Paychex, Inc.	3,684	153,107
Western Union Co.	10,989	190,549
Xerox Corp.	15,601	194,077

		2,800,535

LIFE SCIENCES TOOLS & SERVICES—0.1%
Thermo Fisher Scientific, Inc.	1,204	142,072

MACHINERY—2.9%
Deere & Co.	9,107	824,639
Dover Corp.	3,483	316,779

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis Value Index Fund
June 30, 2014 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.9%, continued
MACHINERY—2.9%, continued
Illinois Tool Works, Inc.	3,805	$333,166
Ingersoll-Rand plc	5,365	335,366
Joy Global, Inc.	1,970	121,312
PACCAR, Inc.	3,666	230,335
Parker Hannifin Corp.	3,757	472,367
Pentair plc	3,600	259,632
Stanley Black & Decker, Inc.	2,540	223,063
Xylem, Inc.	10,598	414,170

		3,530,829

MEDIA—2.0%
Comcast Corp., Class A	4,325	232,166
Omnicom Group, Inc.	2,019	143,793
Time Warner Cable, Inc.	1,227	180,737
Time Warner, Inc.	6,432	451,848
Time, Inc.(a)	804	19,473
Viacom, Inc., Class B	3,931	340,936
Walt Disney Co.	11,967	1,026,050

		2,395,003

METALS & MINING—0.7%
Newmont Mining Corp.	12,040	306,298
Nucor Corp.	9,290	457,532
United States Steel Corp.	3,907	101,738

		865,568

MULTILINE RETAIL—0.8%
Macy’s, Inc.	6,103	354,096
Target Corp.	11,166	647,070

		1,001,166

MULTI-UTILITIES—1.7%
CenterPoint Energy, Inc.	9,131	233,206
Consolidated Edison, Inc.	9,561	552,052
DTE Energy Co.	3,270	254,635
NiSource, Inc.	4,934	194,104
PG&E Corp.	5,320	255,466
SCANA Corp.	4,988	268,404
Sempra Energy	2,723	285,125

		2,042,992

OIL, GAS & CONSUMABLE FUELS—12.0%
Anadarko Petroleum Corp.	1,350	147,784
Apache Corp.	9,988	1,004,993
Chesapeake Energy Corp.	4,157	129,200
ConocoPhillips	33,767	2,894,845
Denbury Resources, Inc.	11,999	221,502
Devon Energy Corp.	10,065	799,161
EQT Corp.	1,308	139,825
Hess Corp.	11,640	1,151,080
Kinder Morgan, Inc.	14,521	526,531
Marathon Oil Corp.	23,566	940,755
Marathon Petroleum Corp.	3,978	310,562
Murphy Oil Corp.	10,196	677,830
Noble Energy, Inc.	4,958	384,047
Occidental Petroleum Corp.	11,810	1,212,060
ONEOK, Inc.	7,415	504,813
Phillips 66	11,344	912,398

	SHARES	FAIR VALUE
COMMON STOCKS—98.9%, continued
OIL, GAS & CONSUMABLE FUELS—12.0%, continued
QEP Resources, Inc.	6,218	$214,521
Southwestern Energy Co.(a)	6,594	299,961
Spectra Energy Corp.	27,629	1,173,680
Valero Energy Corp.	10,459	523,996
Williams Cos., Inc.	7,991	465,156

		14,634,700

PAPER & FOREST PRODUCTS—0.2%
International Paper Co.	5,781	291,767

PERSONAL PRODUCTS—0.2%
Avon Products, Inc.	11,182	163,369
Estee Lauder Cos., Inc., Class A	1,570	116,588

		279,957

PHARMACEUTICALS—5.6%
AbbVie, Inc.	6,888	388,759
Bristol-Myers Squibb Co.	12,729	617,484
Eli Lilly & Co.	20,927	1,301,032
Forest Laboratories, Inc.(a)	1,495	148,005
Hospira, Inc.(a)	2,583	132,689
Johnson & Johnson	26,241	2,745,333
Merck & Co., Inc.	25,311	1,464,241

		6,797,543

REAL ESTATE INVESTMENT TRUSTS (REITS)—1.4%
Equity Residential	3,691	232,533
General Growth Properties, Inc.	5,250	123,690
HCP, Inc.	4,327	179,051
Host Hotels & Resorts, Inc.	5,618	123,652
Plum Creek Timber Co., Inc.	2,980	134,398
Prologis, Inc.	4,597	188,891
Simon Property Group, Inc.	2,569	427,173
Vornado Realty Trust	1,493	159,348
Washington Prime Group, Inc.(a)	1,284	24,062
Weyerhaeuser Co.	3,419	113,135

		1,705,933

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.1%
CBRE Group, Inc., Class A(a)	5,299	169,780

ROAD & RAIL—0.7%
CSX Corp.	16,936	521,798
Norfolk Southern Corp.	1,835	189,060
Ryder System, Inc.	1,959	172,569

		883,427

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.6%
Analog Devices, Inc.	6,343	342,966
Applied Materials, Inc.	15,187	342,467
Broadcom Corp., Class A	3,700	137,344
Intel Corp.	73,958	2,285,302
NVIDIA Corp.	5,508	102,118

		3,210,197

SOFTWARE—1.8%
Adobe Systems, Inc.(a)	1,819	131,623
Autodesk, Inc.(a)	2,660	149,971
CA, Inc.	7,512	215,895

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis Value Index Fund
June 30, 2014 (unaudited)

	PRINCIPAL AMOUNT/ SHARES	FAIR VALUE
COMMON STOCKS—98.9%, continued
SOFTWARE—1.8%, continued
Microsoft Corp.	15,730	$655,941
Oracle Corp.	26,072	1,056,698

		2,210,128

SPECIALTY RETAIL—0.6%
Home Depot, Inc.	5,942	481,064
Lowe’s Cos., Inc.	3,385	162,446
Staples, Inc.	8,050	87,262

		730,772

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.4%
Apple, Inc.	1,610	149,617
EMC Corp.	23,911	629,816
Hewlett-Packard Co.	28,901	973,386

		1,752,819

TRADING COMPANIES & DISTRIBUTORS—0.0%**
NOW, Inc.(a)	1,479	53,555

TOTAL COMMON STOCKS		120,391,022

CORPORATE NOTES—0.9%
COMMUNITY DEVELOPMENT—0.9%
Everence Community Investment, Inc., 1.00%, 12/15/15+(b)	$175,000	175,091
Everence Community Investment, Inc., 1.50%, 12/15/14+(b)	758,500	760,434
Everence Community Investment, Inc., 1.50%, 12/15/16+(b)	192,500	193,555

TOTAL CORPORATE NOTES		1,129,080

TOTAL INVESTMENTS (Cost* $87,737,742—Unrealized gain/loss $33,782,360)—99.8%		$121,520,102
Other assets in excess of liabilities—0.2%		284,677

NET ASSETS—100%		$121,804,779

+	Variable rate security. Rates presented are the rates in effect at June 30, 2014.
(a)	Non-income producing securities.
(b)	Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been fair valued by the Pricing Committee and have been deemed illiquid under guidelines established by the Board of Trustees:

Security	Yield	Maturity Date	Principal Amount	Cost	Acquisition Date
Everence Community Investment, Inc.
	1.00%	12/15/2015	$175,000	$175,000	12/13/2012
	1.50	12/15/2014	192,500	192,500	12/30/2009
	1.50	12/15/2014	566,000	566,000	12/10/2012
	1.50	12/15/2016	192,500	192,500	12/13/2013

At June 30, 2014, these securities had an aggregate market value of $1,129,080, representing 0.9% of net assets.

*	Represents cost for financial reporting purposes.
**	Amount rounds to less than 0.1%.

plc	—	Public Liability Company
REIT	—	Real Estate Investment Trust

See accompanying notes to financial statements.

Schedule of Portfolio Investments

Praxis Growth Index Fund
June 30, 2014 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.8%
AIR FREIGHT & LOGISTICS—1.5%
C. H. Robinson Worldwide, Inc.	4,879	$311,231
Expeditors International of Washington, Inc.	3,995	176,419
FedEx Corp.	4,034	610,667
United Parcel Service, Inc., Class B	13,337	1,369,177

		2,467,494

AIRLINES—0.5%
Delta Air Lines, Inc.	22,163	858,151

AUTO COMPONENTS—0.7%
Delphi Automotive plc	5,636	387,419
Johnson Controls, Inc.	15,567	777,260

		1,164,679

AUTOMOBILES—0.2%
Harley-Davidson, Inc.	4,305	300,704

BANKS—1.4%
Citigroup, Inc.	24,287	1,143,918
Fifth Third Bancorp	13,966	298,174
U.S. Bancorp	19,296	835,903

		2,277,995

BEVERAGES—2.8%
Coca-Cola Co.	53,560	2,268,801
Monster Beverage Corp.(a)	2,421	171,964
PepsiCo, Inc.	22,533	2,013,098

		4,453,863

BIOTECHNOLOGY—5.4%
Alexion Pharmaceuticals, Inc.(a)	4,425	691,406
Amgen, Inc.	16,153	1,912,031
Biogen Idec, Inc.(a)	4,859	1,532,091
Celgene Corp.(a)	18,598	1,597,196
Gilead Sciences, Inc.(a)	31,272	2,592,762
Vertex Pharmaceuticals, Inc.(a)	4,082	386,484

		8,711,970

BUILDING PRODUCTS—0.1%
Allegion plc	1,152	65,295
Masco Corp.	7,182	159,441

		224,736

CAPITAL MARKETS—2.6%
Ameriprise Financial, Inc.	4,361	523,320
BlackRock, Inc.	2,928	935,789
Charles Schwab Corp.	25,375	683,349
Franklin Resources, Inc.	11,949	691,130
Northern Trust Corp.	4,438	284,964
State Street Corp.	4,392	295,406
T. Rowe Price Group, Inc.	8,045	679,078

		4,093,036

CHEMICALS—3.6%
Air Products & Chemicals, Inc.	5,469	703,423
E.I. du Pont de Nemours & Co.	12,928	846,008
Ecolab, Inc.	7,662	853,087
LyondellBasell Industries NV, Class A	9,411	918,984
PPG Industries, Inc.	3,500	735,525
Praxair, Inc.	8,079	1,073,214

	SHARES	FAIR VALUE
COMMON STOCKS—98.8%, continued
CHEMICALS—3.6%, continued
Sherwin-Williams Co.	1,830	$378,645
Sigma-Aldrich Corp.	2,605	264,356

		5,773,242

COMMUNICATIONS EQUIPMENT—2.0%
Cisco Systems, Inc.	7,920	196,812
F5 Networks, Inc.(a)	1,257	140,080
Juniper Networks, Inc.(a)	8,505	208,713
QUALCOMM, Inc.	32,565	2,579,148

		3,124,753

CONSUMER FINANCE—1.5%
American Express Co.	17,687	1,677,966
Discover Financial Services	11,927	739,235

		2,417,201

CONTAINERS & PACKAGING—0.3%
Sealed Air Corp.	14,643	500,351

DIVERSIFIED FINANCIAL SERVICES—0.8%
Berkshire Hathaway, Inc., Class B(a)	2,515	318,299
Intercontinental Exchange, Inc.	2,047	386,678
McGraw Hill Financial, Inc.	7,028	583,535

		1,288,512

DIVERSIFIED TELECOMMUNICATION SERVICES—1.0%
Verizon Communications, Inc.	32,953	1,612,390

ELECTRIC UTILITIES—0.1%
NextEra Energy, Inc.	2,070	212,134

ELECTRICAL EQUIPMENT—0.9%
Emerson Electric Co.	11,472	761,282
Rockwell Automation, Inc.	5,547	694,262

		1,455,544

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.3%
Amphenol Corp., Class A	5,073	488,733

ENERGY EQUIPMENT & SERVICES—2.6%
Cameron International Corp.(a)	4,337	293,658
Diamond Offshore Drilling, Inc.	5,939	294,753
Ensco plc, Class A	5,092	282,962
National Oilwell Varco, Inc.	5,463	449,878
Rowan Cos. plc, Class A	6,620	211,377
Schlumberger Ltd.	21,941	2,587,941

		4,120,569

FOOD & STAPLES RETAILING—0.7%
Costco Wholesale Corp.	1,796	206,827
Walgreen Co.	8,212	608,756
Wal-Mart Stores, Inc.	2,244	168,457
Whole Foods Market, Inc.	4,929	190,407

		1,174,447

FOOD PRODUCTS—1.4%
Campbell Soup Co.	5,670	259,743
Hershey Co.	5,314	517,424
Kellogg Co.	4,846	318,382
Kraft Foods Group, Inc.	5,576	334,281
Mead Johnson Nutrition Co.	4,013	373,891

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis Growth Index Fund
June 30, 2014 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.8%, continued
FOOD PRODUCTS—1.4%, continued
Mondelez International, Inc., Class A	11,813	$444,287

		2,248,008

GAS UTILITIES—0.2%
AGL Resources, Inc.	5,725	315,047

HEALTH CARE EQUIPMENT & SUPPLIES—2.6%
Baxter International, Inc.	11,801	853,212
Boston Scientific Corp.(a)	32,126	410,249
Covidien plc	8,857	798,724
Edwards Lifesciences Corp.(a)	2,620	224,901
Intuitive Surgical, Inc.(a)	511	210,430
Medtronic, Inc.	13,250	844,820
Stryker Corp.	5,228	440,825
Zimmer Holdings, Inc.	2,886	299,740

		4,082,901

HEALTH CARE PROVIDERS & SERVICES—0.5%
DaVita HealthCare Partners, Inc.(a)	4,292	310,397
Express Scripts Holding Co.(a)	3,025	209,723
UnitedHealth Group, Inc.	3,826	312,776

		832,896

HEALTH CARE TECHNOLOGY—0.3%
Cerner Corp.(a)	8,234	424,710

HOTELS, RESTAURANTS & LEISURE—2.6%
Chipotle Mexican Grill, Inc.(a)	790	468,083
Marriott International, Inc., Class A	5,438	348,576
McDonald’s Corp.	10,611	1,068,952
Starbucks Corp.	15,692	1,214,247
Starwood Hotels & Resorts Worldwide, Inc.	6,087	491,951
Yum! Brands, Inc.	6,767	549,481

		4,141,290

HOUSEHOLD DURABLES—0.1%
Whirlpool Corp.	761	105,946

HOUSEHOLD PRODUCTS—2.3%
Colgate-Palmolive Co.	11,452	780,797
Kimberly-Clark Corp.	8,229	915,230
Procter & Gamble Co.	26,136	2,054,028

		3,750,055

INDUSTRIAL CONGLOMERATES—1.6%
3M Co.	13,321	1,908,100
Roper Industries, Inc.	4,143	604,920

		2,513,020

INSURANCE—1.4%
Aflac, Inc.	4,154	258,587
Aon plc	5,036	453,693
Chubb Corp.	4,619	425,733
Prudential Financial, Inc.	9,822	871,899
Travelers Cos., Inc.	2,642	248,533

		2,258,445

INTERNET & CATALOG RETAIL—2.5%
Amazon.com, Inc.(a)	6,436	2,090,284
Expedia, Inc.	2,388	188,079

	SHARES	FAIR VALUE
COMMON STOCKS—98.8%, continued
INTERNET & CATALOG RETAIL—2.5%, continued
Netflix, Inc.(a)	1,218	$536,651
Priceline Group, Inc.(a)	1,030	1,239,090

		4,054,104

INTERNET SOFTWARE & SERVICES—6.2%
Akamai Technologies, Inc.(a)	5,069	309,513
eBay, Inc.(a)	16,367	819,332
Facebook, Inc., Class A(a)	31,373	2,111,089
Google, Inc., Class C(a)	5,029	2,893,083
Google, Inc., Class A(a)	5,029	2,940,306
VeriSign, Inc.(a)	5,480	267,479
Yahoo!, Inc.(a)	17,787	624,857

		9,965,659

IT SERVICES—5.0%
Accenture plc, Class A	7,994	646,235
Automatic Data Processing, Inc.	11,012	873,031
Cognizant Technology Solutions Corp., Class A(a)	11,980	585,942
Fiserv, Inc.(a)	5,400	325,728
International Business Machines Corp.	8,636	1,565,448
Mastercard, Inc., Class A	22,680	1,666,299
Paychex, Inc.	5,970	248,113
Visa, Inc., Class A	10,194	2,147,978

		8,058,774

LIFE SCIENCES TOOLS & SERVICES—0.7%
Agilent Technologies, Inc.	5,785	332,290
Thermo Fisher Scientific, Inc.	6,472	763,696

		1,095,986

MACHINERY—1.2%
Deere & Co.	6,049	547,737
Illinois Tool Works, Inc.	8,492	743,559
Ingersoll-Rand plc	4,358	272,419
Parker Hannifin Corp.	2,984	375,178

		1,938,893

MEDIA—6.9%
CBS Corp., Class B	13,368	830,687
Comcast Corp., Class A	48,948	2,627,529
DIRECTV(a)	11,407	969,709
Discovery Communications, Inc., Class A(a)	6,791	504,435
Gannett Co., Inc.	6,184	193,621
Omnicom Group, Inc.	8,439	601,026
Time Warner Cable, Inc.	6,397	942,278
Time Warner, Inc.	15,983	1,122,806
Time, Inc.(a)	1,997	48,367
Viacom, Inc., Class B	10,061	872,591
Walt Disney Co.	27,439	2,352,620

		11,065,669

MULTILINE RETAIL—0.2%
Dollar Tree, Inc.(a)	3,712	202,156
Target Corp.	2,531	146,671

		348,827

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis Growth Index Fund
June 30, 2014 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.8%, continued
OIL, GAS & CONSUMABLE FUELS—4.3%
ConocoPhillips	6,128	$525,353
EOG Resources, Inc.	13,870	1,620,848
EQT Corp.	4,010	428,669
Hess Corp.	3,235	319,909
Kinder Morgan, Inc.	9,393	340,590
Marathon Oil Corp.	7,281	290,658
Murphy Oil Corp.	3,439	228,625
Noble Energy, Inc.	7,778	602,484
Phillips 66	3,335	268,234
Pioneer Natural Resources Co.	4,090	939,923
Southwestern Energy Co.(a)	5,272	239,823
Spectra Energy Corp.	14,393	611,415
Williams Cos., Inc.	8,576	499,209

		6,915,740

PHARMACEUTICALS—6.5%
AbbVie, Inc.	29,064	1,640,372
Actavis plc(a)	3,223	718,890
Allergan, Inc./United States	4,698	794,996
Bristol-Myers Squibb Co.	22,468	1,089,923
Eli Lilly & Co.	7,061	438,982
Johnson & Johnson	31,098	3,253,473
Merck & Co., Inc.	28,494	1,648,378
Mylan, Inc.(a)	8,313	428,618
Perrigo Co. plc	2,823	411,480

		10,425,112

PROFESSIONAL SERVICES—0.2%
Robert Half International, Inc.	6,317	301,574

REAL ESTATE INVESTMENT TRUSTS (REITS)—1.9%
American Tower Corp.	10,594	953,248
Crown Castle International Corp.	7,430	551,752
Public Storage	3,142	538,382
Simon Property Group, Inc.	5,204	865,321
Washington Prime Group, Inc.(a)	2,602	48,761
Weyerhaeuser Co.	4,274	141,427

		3,098,891

ROAD & RAIL—1.7%
Kansas City Southern	2,586	278,021
Norfolk Southern Corp.	7,484	771,077
Union Pacific Corp.	17,062	1,701,934

		2,751,032

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.9%
Altera Corp.	5,948	206,753
Analog Devices, Inc.	5,281	285,544
Broadcom Corp., Class A	6,525	242,208
Intel Corp.	15,257	471,441
Micron Technology, Inc.(a)	26,722	880,490
Texas Instruments, Inc.	18,499	884,067

		2,970,503

SOFTWARE—6.0%
Adobe Systems, Inc.(a)	5,512	398,848
Autodesk, Inc.(a)	4,626	260,814
Citrix Systems, Inc.(a)	3,452	215,923
Intuit, Inc.	6,883	554,288

	PRINCIPAL AMOUNT/ SHARES	FAIR VALUE
COMMON STOCKS—98.8%, continued
SOFTWARE—6.0%, continued
Microsoft Corp.	130,802	$5,454,443
Oracle Corp.	41,356	1,676,159
Red Hat, Inc.(a)	3,075	169,955
salesforce.com, Inc.(a)	12,396	719,960
Symantec Corp.	10,288	235,595

		9,685,985

SPECIALTY RETAIL—2.7%
Bed Bath & Beyond, Inc.(a)	2,655	152,344
Gap, Inc.	3,876	161,125
Home Depot, Inc.	20,901	1,692,145
Lowe’s Cos., Inc.	17,846	856,430
O’Reilly Automotive, Inc.(a)	1,963	295,628
Ross Stores, Inc.	4,571	302,280
TJX Cos., Inc.	16,661	885,532

		4,345,484

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—7.2%
Apple, Inc.	110,005	10,222,765
EMC Corp.	7,874	207,401
NetApp, Inc.	6,524	238,257
SanDisk Corp.	4,838	505,232
Western Digital Corp.	4,218	389,321

		11,562,976

TEXTILES, APPAREL & LUXURY GOODS—1.4%
Coach, Inc.	6,796	232,355
Fossil Group, Inc.(a)	1,418	148,209
NIKE, Inc., Class B	12,530	971,702
Ralph Lauren Corp.	1,097	176,277
VF Corp.	11,858	747,054

		2,275,597

TRADING COMPANIES & DISTRIBUTORS—0.3%
Fastenal Co.	3,809	188,507
NOW, Inc.(a)	1,365	49,427
W.W. Grainger, Inc.	1,104	280,714

		518,648

TOTAL COMMON STOCKS		158,772,276

CORPORATE NOTES—1.0%
COMMUNITY DEVELOPMENT—1.0%
Everence Community Investment, Inc., 1.00%, 12/15/15+(b)	$453,000	453,235
Everence Community Investment, Inc., 1.00%, 11/30/16+(b)	135,000	135,070
Everence Community Investment, Inc., 1.50%, 12/15/14+(b)	175,000	175,446
Everence Community Investment, Inc., 1.50%, 11/30/16+(b)	230,000	231,261
Everence Community Investment, Inc., 1.50%, 12/15/16+(b)	566,000	569,104

TOTAL CORPORATE NOTES		1,564,116

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis Growth Index Fund
June 30, 2014 (unaudited)

	PRINCIPAL AMOUNT/ SHARES	FAIR VALUE

TOTAL INVESTMENTS (Cost* $105,843,068—Unrealized gain/loss $54,493,324)—99.8%		$160,336,392
Other assets in excess of liabilities—0.2%		392,559

NET ASSETS—100%		$160,728,951

+	Variable rate security. Rates presented are the rates in effect at June 30, 2014.
(a)	Non-income producing securities.
(b)	Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been fair valued by the Pricing Committee and have been deemed illiquid under guidelines established by the Board of Trustees:

Security	Yield	Maturity Date	Principal Amount	Cost	Acquisition Date
Everence Community Investment, Inc.
	1.00%	12/15/2015	$453,000	$453,000	12/13/2012
	1.00	11/30/2016	135,000	135,000	11/29/2013
	1.50	12/15/2014	75,000	75,000	9/12/2011
	1.50	12/15/2014	100,000	100,000	8/29/2012
	1.50	11/30/2016	230,000	230,000	11/29/2013
	1.50	12/15/2016	566,000	566,000	12/13/2013

At June 30, 2014, these securities had an aggregate market value of $1,564,116, representing 1.0% of net assets.

*	Represents cost for financial reporting purposes.

plc	—	Public Liability Company
REIT	—	Real Estate Investment Trust

See accompanying notes to financial statements.

Schedule of Portfolio Investments

Praxis Small Cap Fund
June 30, 2014 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—93.2%
AEROSPACE & DEFENSE—1.2%
Hexcel Corp.(a)	22,715	$929,043

AUTO COMPONENTS—1.0%
Dorman Products, Inc.(a)	15,435	761,254

AUTOMOBILES—1.8%
Thor Industries, Inc.	13,240	752,959
Winnebago Industries, Inc.(a)	26,580	669,284

		1,422,243

BANKS—8.8%
BancorpSouth, Inc.	46,353	1,138,893
Columbia Banking System, Inc.	34,470	906,906
Community Bank System, Inc.	16,770	607,074
Hancock Holding Co.	18,630	658,011
Hanmi Financial Corp.	32,335	681,622
Home Bancshares, Inc.	33,750	1,107,675
Prosperity Bancshares, Inc.	12,255	767,163
Texas Capital Bancshares, Inc.(a)	20,125	1,085,744

		6,953,088

BIOTECHNOLOGY—1.6%
Exact Sciences Corp.(a)	73,510	1,251,875

BUILDING PRODUCTS—0.6%
PGT, Inc.(a)	56,272	476,624

CAPITAL MARKETS—3.0%
Evercore Partners, Inc., Class A	17,375	1,001,495
HFF, Inc., Class A	35,830	1,332,518

		2,334,013

CHEMICALS—1.4%
PolyOne Corp.	25,840	1,088,898

COMMERCIAL SERVICES & SUPPLIES—1.2%
MSA Safety, Inc.	16,580	953,018

COMMUNICATIONS EQUIPMENT—3.7%
Ciena Corp.(a)	45,200	979,032
Infinera Corp.(a)	73,910	679,972
Ruckus Wireless, Inc.(a)	50,845	605,564
Sonus Networks, Inc.(a)	174,175	625,288

		2,889,856

CONSTRUCTION & ENGINEERING—0.9%
Primoris Services Corp.	25,310	729,940

CONSTRUCTION MATERIALS—1.0%
Headwaters, Inc.(a)	59,590	827,705

CONTAINERS & PACKAGING—1.4%
Greif, Inc., Class A	19,925	1,087,108

DISTRIBUTORS—1.2%
Pool Corp.	16,315	922,776

DIVERSIFIED CONSUMER SERVICES—2.0%
DeVry Education Group, Inc.	13,985	592,125
Hillenbrand, Inc.	31,385	1,023,779

		1,615,904

DIVERSIFIED FINANCIAL SERVICES—1.0%
MarketAxess Holdings, Inc.	13,985	756,029

	SHARES	FAIR VALUE
COMMON STOCKS—93.2%, continued
ELECTRICAL EQUIPMENT—1.3%
Franklin Electric Co., Inc.	24,900	$1,004,217

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.8%
Belden, Inc.	18,655	1,458,075
Coherent, Inc.(a)	11,315	748,713

		2,206,788

ENERGY EQUIPMENT & SERVICES—0.5%
Atwood Oceanics, Inc.(a)	7,770	407,770

FOOD & STAPLES RETAILING—0.7%
Chefs’ Warehouse, Inc.(a)	27,240	538,535

FOOD PRODUCTS—1.3%
Post Holdings, Inc.(a)	20,985	1,068,346

HEALTH CARE EQUIPMENT & SUPPLIES—7.1%
CONMED Corp.	12,585	555,628
Cyberonics, Inc.(a)	15,315	956,575
Cynosure, Inc., Class A(a)	33,783	717,889
DexCom, Inc.(a)	31,145	1,235,210
Endologix, Inc.(a)	70,960	1,079,301
Spectranetics Corp.(a)	45,427	1,039,370

		5,583,973

HEALTH CARE PROVIDERS & SERVICES—4.4%
Acadia Healthcare Co., Inc.(a)	21,170	963,235
MWI Veterinary Supply, Inc.(a)	7,620	1,081,964
Team Health Holdings, Inc.(a)	28,050	1,400,817

		3,446,016

HOTELS, RESTAURANTS & LEISURE—2.5%
La Quinta Holdings, Inc.(a)	41,100	786,654
Orient-Express Hotels Ltd., Class A(a)	81,589	1,186,304

		1,972,958

INDUSTRIAL CONGLOMERATES—0.8%
Raven Industries, Inc.	18,550	614,747

INTERNET SOFTWARE & SERVICES—3.4%
E2open, Inc.(a)	22,865	472,620
Intralinks Holdings, Inc.(a)	58,189	517,300
LogMeIn, Inc.(a)	22,845	1,065,034
SPS Commerce, Inc.(a)	9,795	618,946

		2,673,900

IT SERVICES—3.7%
Acxiom Corp.(a)	43,790	949,805
Euronet Worldwide, Inc.(a)	23,270	1,122,545
Sapient Corp.(a)	53,690	872,462

		2,944,812

MACHINERY—5.7%
Actuant Corp., Class A	16,975	586,826
Barnes Group, Inc.	27,035	1,041,929
Chart Industries, Inc.(a)	6,955	575,456
Harsco Corp.	24,430	650,571
Manitowoc Co., Inc.	31,440	1,033,118
TriMas Corp.(a)	16,291	621,176

		4,509,076

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis Small Cap Fund
June 30, 2014 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—93.2%, continued
MARINE—0.8%
Diana Shipping, Inc.(a)	57,620	$627,482

MEDIA—1.3%
EW Scripps Co., Class A(a)	48,810	1,032,820

METALS & MINING—2.1%
Commercial Metals Co.	41,385	716,375
Worthington Industries, Inc.	21,805	938,487

		1,654,862

OIL, GAS & CONSUMABLE FUELS—5.3%
Bill Barrett Corp.(a)	40,905	1,095,436
Parsley Energy, Inc., Class A(a)	41,945	1,009,616
Sanchez Energy Corp.(a)	26,923	1,012,036
Synergy Resources Corp.(a)	77,460	1,026,345

		4,143,433

PHARMACEUTICALS—2.1%
Akorn, Inc.(a)	49,252	1,637,629

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.3%
Kennedy-Wilson Holdings, Inc.	38,595	1,035,118

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.3%
Rambus, Inc.(a)	72,135	1,031,531

SOFTWARE—4.8%
ACI Worldwide, Inc.(a)	17,535	978,979
Allot Communications Ltd.(a)	36,435	475,477
Aspen Technology, Inc.(a)	13,775	639,160
Bottomline Technologies de, Inc.(a)	16,210	485,003
Interactive Intelligence Group, Inc.(a)	21,045	1,181,256

		3,759,875

SPECIALTY RETAIL—0.7%
Pier 1 Imports, Inc.	33,895	522,322

TEXTILES, APPAREL & LUXURY GOODS—3.9%
Kate Spade & Co.(a)	15,645	596,700
Movado Group, Inc.	21,705	904,448
Oxford Industries, Inc.	12,285	819,041
Skechers U.S.A., Inc., Class A(a)	17,090	781,013

		3,101,202

THRIFTS & MORTGAGE FINANCE—0.8%
Capitol Federal Financial, Inc.	54,060	657,370

TRADING COMPANIES & DISTRIBUTORS—2.8%
Aceto Corp.	35,200	638,528
MRC Global, Inc.(a)	19,935	563,961
WESCO International, Inc.(a)	12,145	1,049,085

		2,251,574

TOTAL COMMON STOCKS		73,425,730

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE NOTES—0.9%
COMMUNITY DEVELOPMENT—0.9%
Everence Community Investment, Inc., 1.00%, 11/30/16+(b)	$280,000	$280,145
Everence Community Investment, Inc., 1.50%, 12/15/14+(b)	275,000	275,701
Everence Community Investment, Inc., 1.50%, 11/30/16+(b)	195,000	196,069

TOTAL CORPORATE NOTES		751,915

TOTAL INVESTMENTS (Cost* $55,291,402—Unrealized gain/loss $18,886,243)—94.1%		$74,177,645
Other assets in excess of liabilities—5.9%		4,618,308

NET ASSETS—100%		$78,795,953

+	Variable rate security. Rates presented are the rates in effect at June 30, 2014.
(a)	Non-income producing securities.
(b)	Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been fair valued by the Pricing Committee and have been deemed illiquid under guidelines established by the Board of Trustees:

Security	Yield	Maturity Date	Principal Amount	Cost	Acquisition Date
Everence Community Investment, Inc.
	1.00%	11/30/2016	$280,000	$280,000	11/29/2013
	1.50	12/15/2014	75,000	75,000	9/12/2011
	1.50	12/15/2014	200,000	200,000	8/29/2012
	1.50	11/30/2016	195,000	195,000	11/29/2013

At June 30, 2014, these securities had an aggregate market value of $751,915, representing 0.9% of net assets.

*	Represents cost for financial reporting purposes.

See accompanying notes to financial statements.

Schedule of Portfolio Investments

Praxis Genesis Conservative Portfolio
June 30, 2014 (unaudited)

	SHARES	FAIR VALUE
MUTUAL FUNDS—100.1%
DEBT FUND—68.8%
Praxis Intermediate Income Fund, Class I(a)	1,235,645	$12,937,205

EQUITY FUND—31.3%
Praxis Growth Index Fund, Class I(a)	121,117	1,976,637
Praxis International Index Fund, Class I(a)	130,037	1,447,315
Praxis Small Cap Fund, Class I(a)	31,998	452,767
Praxis Value Index Fund, Class I(a)	165,652	1,994,449

		5,871,168

TOTAL MUTUAL FUNDS		18,808,373

TOTAL INVESTMENTS (Cost* $16,959,984—Unrealized gain/loss $1,848,389)—100.1%		$18,808,373
Liabilities in excess of other assets—(0.1)%		(11,214)

NET ASSETS—100%		$18,797,159

(a)	Affiliated fund.
*	Represents cost for financial reporting purposes.

See accompanying notes to financial statements.

Schedule of Portfolio Investments

Praxis Genesis Balanced Portfolio
June 30, 2014 (unaudited)

	SHARES	FAIR VALUE
MUTUAL FUNDS—100.1%
DEBT FUND—38.8%
Praxis Intermediate Income Fund, Class I(a)	2,081,086	$21,788,969

EQUITY FUND—61.3%
Praxis Growth Index Fund, Class I(a)	624,757	10,196,027
Praxis International Index Fund, Class I(a)	766,123	8,526,952
Praxis Small Cap Fund, Class I(a)	377,562	5,342,498
Praxis Value Index Fund, Class I(a)	855,122	10,295,666

		34,361,143

TOTAL MUTUAL FUNDS		56,150,112

TOTAL INVESTMENTS (Cost* $45,476,098—Unrealized gain/loss $10,674,014)—100.1%		$56,150,112
Liabilities in excess of other assets—(0.1)%		(40,561)

NET ASSETS—100%		$56,109,551

(a)	Affiliated fund.
*	Represents cost for financial reporting purposes.

See accompanying notes to financial statements.

Schedule of Portfolio Investments

Praxis Genesis Growth Portfolio
June 30, 2014 (unaudited)

	SHARES	FAIR VALUE
MUTUAL FUNDS—100.1%
DEBT FUND—19.3%
Praxis Intermediate Income Fund, Class I(a)	907,271	$9,499,123

EQUITY FUND—80.8%
Praxis Growth Index Fund, Class I(a)	699,675	11,418,691
Praxis International Index Fund, Class I(a)	897,977	9,994,488
Praxis Small Cap Fund, Class I(a)	494,358	6,995,160
Praxis Value Index Fund, Class I(a)	949,876	11,436,513

		39,844,852

TOTAL MUTUAL FUNDS		49,343,975

TOTAL INVESTMENTS (Cost* $37,574,747—Unrealized gain/loss $11,769,228)—100.1%		$49,343,975
Liabilities in excess of other assets—(0.1)%		(39,515)

NET ASSETS—100%		$49,304,460

(a)	Affiliated fund.
*	Represents cost for financial reporting purposes.

See accompanying notes to financial statements.

Statements of assets & liabilities

June 30, 2014 (unaudited)

	Praxis Intermediate Income Fund	Praxis International Index Fund	Praxis Value Index Fund	Praxis Growth Index Fund	Praxis Small Cap Fund

Assets
Total investment securities, at cost	$365,689,572	$144,885,962	$87,737,742	$105,843,068	$55,291,402

Investments in unaffiliated securities, at fair value	$375,391,911	$174,790,127	$120,391,022	$158,772,276	$73,425,730
Investments in affiliates, at fair value	3,885,993	1,610,320	1,129,080	1,564,116	751,915

Total investment securities, at fair value	379,277,904	176,400,447	121,520,102	160,336,392	74,177,645
Cash	13,194,252	856,327	159,764	198,357	4,607,245
Foreign currency, at fair value (cost $– and $345)	—	346	—	—	—
Receivable for investments sold	921,236	—	—	—	—
Receivable for capital shares sold	1,034,451	135,515	121,460	191,925	118,777
Receivable for dividends and interest	3,090,984	580,744	115,810	145,437	38,760
Receivable for tax reclaims	—	23,691	—	53,874	—
Prepaid expenses	23,101	10,342	9,897	11,463	6,827

Total Assets	397,541,928	178,007,412	121,927,033	160,937,448	78,949,254

Liabilities
Distributions payable	384,130	—	—	—	—
Payable for capital shares redeemed	363,058	54,858	26,872	63,196	61,817
Payable for investments purchased	5,321,912	68	—	—	—
Accrued expenses and other payables:
Investment advisory fees	125,269	87,398	29,799	39,184	53,913
Administration fees	23,768	7,858	6,381	18,398	5,200
Distribution fees	14,347	4,231	3,773	10,943	1,737
Other	112,203	60,641	55,429	76,776	30,634

Total Liabilities	6,344,687	215,054	122,254	208,497	153,301

Net Assets	$391,197,241	$177,792,358	$121,804,779	$160,728,951	$78,795,953

Components of Net Assets
Paid-in capital	$378,311,243	$148,803,759	$92,529,162	$119,640,786	$50,533,947
Accumulated (distributions in excess of) net investment income	(248,808)	2,546,161	1,054,271	777,435	(108,087)
Accumulated net realized gains (losses) on investments and foreign currency transactions	(453,526)	(5,073,124)	(5,561,014)	(14,187,397)	9,483,850
Net unrealized appreciation/(depreciation) on investments and foreign currency translations	13,577,339	31,510,242	33,779,280	54,493,011	18,884,328
Net unrealized appreciation/(depreciation) on investments in affiliates	10,993	5,320	3,080	5,116	1,915

Net Assets	$391,197,241	$177,792,358	$121,804,779	$160,728,951	$78,795,953

Pricing of Class A Shares
Net assets attributable to Class A shares	$70,336,396	$20,666,571	$18,572,942	$53,672,409	$8,659,004

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	6,690,012	1,870,176	1,536,475	3,314,686	633,874

Net asset value, offering price and redemption price per share	$10.51	$11.05	$12.09	$16.19	$13.66

Maximum sales charge	3.75%	5.25%	5.25%	5.25%	5.25%

Maximum offering price per share [(100%/(100%-Maximum Sales Charge)) of net asset value adjusted to the nearest cent]	$10.92	$11.66	$12.76	$17.09	$14.42

Pricing of Class I Shares
Net assets attributable to Class I shares	$320,860,845	$157,125,787	$103,231,837	$107,056,542	$70,136,949

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	30,642,378	14,114,211	8,577,186	6,561,241	4,956,923

Net asset value and redemption price per share	$10.47	$11.13	$12.04	$16.32	$14.15

See accompanying notes to financial statements.

Statements of assets & liabilities, continued

June 30, 2014 (unaudited)

	Praxis Genesis Conservative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio

Assets
Investments in affiliates, at cost	$16,959,984	$45,476,098	$37,574,747

Investments in affiliates, at fair value	$18,808,373	$56,150,112	$49,343,975

Cash	34	46	142
Receivable for capital shares sold	21,228	56,999	34,760
Receivable for dividends and interest	29,805	50,213	21,890
Prepaid expenses	6,497	3,077	2,779

Total Assets	18,865,937	56,260,447	49,403,546

Liabilities
Payable for capital shares redeemed	3,533	20,510	218
Payable for investments purchased	47,453	85,776	55,336
Accrued expenses and other payables:
Investment advisory fees	402	2,292	1,995
Administration fees	998	2,462	2,179
Distribution fees	3,836	11,458	9,973
Other	12,556	28,398	29,385

Total Liabilities	68,778	150,896	99,086

Net Assets	$18,797,159	$56,109,551	$49,304,460

Components of Net Assets
Paid-in capital	$16,793,444	$44,769,160	$36,837,143
Accumulated (distributions in excess of) net investment income	19,557	23,219	(1,810)
Accumulated net realized gains (losses) on investments in affiliates	135,769	643,158	699,899
Net unrealized appreciation/(depreciation) on investments in affiliates	1,848,389	10,674,014	11,769,228

Net Assets	$18,797,159	$56,109,551	$49,304,460

Pricing of Class A Shares
Net assets attributable to Class A shares	$18,797,159	$56,109,551	$49,304,460

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,634,874	4,310,964	3,495,462

Net asset value, offering price and redemption price per share	$11.50	$13.02	$14.11

Maximum sales charge	5.25%	5.25%	5.25%

Maximum offering price per share [(100%/(100%-Maximum Sales Charge)) of net asset value adjusted to the nearest cent]	$12.14	$13.74	$14.89

See accompanying notes to financial statements.

Statements of operations

For the six months ended June 30, 2014 (unaudited)

	Praxis Intermediate Income Fund	Praxis International Index Fund	Praxis Value Index Fund	Praxis Growth Index Fund	Praxis Small Cap Fund

Investment income
Dividends	$126,049	$3,597,883	$1,341,258	$1,227,485	$298,653
Foreign tax withholding	—	(98,538)	—	—	(117)
Interest	6,034,302	—	—	—	—
Interest from affiliates	25,710	11,180	8,007	10,222	4,925

Total Investment Income	6,186,061	3,510,525	1,349,265	1,237,707	303,461

Expenses
Investment advisory fees	739,932	505,652	168,860	228,020	318,540
Administration fees	71,566	38,915	23,076	22,974	15,797
Distribution fees - Class A	86,138	24,550	21,058	63,705	10,403
Recoupment of waiver	—	—	—	28,590	—
Transfer agent fees - Class A	43,716	16,517	10,708	32,888	7,897
Transfer agent fees - Class I	4,310	3,124	3,234	3,240	3,473
Compliance service fees	32,499	15,291	10,874	13,790	6,397
Registration fees - Class A	11,470	6,387	7,097	10,252	8,370
Registration fees - Class I	12,399	9,204	9,202	7,678	7,540
Shareholder report printing fees - Class A	8,536	3,882	835	6,465	2,444
Shareholder report printing fees - Class I	121	5	72	65	63
Professional fees	37,778	37,807	17,958	20,408	12,935
Custodian fees	16,078	11,522	7,955	6,128	8,150
Trustee fees and expenses	23,876	11,940	7,655	10,207	5,816
Other expenses	28,892	23,763	6,410	5,862	3,965

Total Expenses Before Reductions	1,117,311	708,559	294,994	460,272	411,790
Expenses waived by Investment Advisor	(5,799)	—	—	—	(242)

Net Expenses	1,111,512	708,559	294,994	460,272	411,548

Net Investment Income (Loss)	5,074,549	2,801,966	1,054,271	777,435	(108,087)

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments	269,683	(763,286)	475,025	961,432	6,955,874
Net realized gains (losses) on foreign currency transactions	—	(17,925)	—	—	—
Change in unrealized appreciation (depreciation) of investments	8,843,933	4,904,508	7,514,875	8,505,666	(7,353,582)
Change in unrealized appreciation (depreciation) of investments in affiliates	(10,094)	(4,439)	(3,994)	(3,219)	(2,053)
Change in unrealized appreciation (depreciation) of foreign currency translations	—	23,182	—	317	—

Net Realized and Unrealized Gains (Losses) on Investments, Investments in Affiliates and Foreign Currency Transactions	9,103,522	4,142,040	7,985,906	9,464,196	(399,761)

Net Change in Net Assets from Operations	$14,178,071	$6,944,006	$9,040,177	$10,241,631	$(507,848)

See accompanying notes to financial statements.

Statements of operations, continued

For the six months ended June 30, 2014 (unaudited)

	Praxis Genesis Conservative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio

Investment income
Dividends from affiliates	$187,502	$314,548	$134,690

Total Investment Income	187,502	314,548	134,690

Expenses
Investment advisory fees	4,571	13,479	11,546
Administration fees	2,726	8,101	6,902
Distribution fees	22,856	67,395	57,726
Recoupment of waiver	—	13,601	5,275
Transfer agent fees	11,837	31,067	36,513
Compliance service fees	179	478	400
Registration fees	9,242	10,099	9,120
Shareholder report printing fees	2,867	1,751	3,503
Professional fees	1,941	2,384	2,273
Custodian fees	344	300	367
Trustee fees and expenses	141	380	311
Other expenses	72	207	170

Total Expenses Before Reductions	56,776	149,242	134,106
Expenses waived by Investment Advisor	(1,587)	—	—

Net Expenses	55,189	149,242	134,106

Net Investment Income (Loss)	132,313	165,306	584

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments in affiliates	(14,860)	(17,057)	(13,901)
Change in unrealized appreciation (depreciation) of investments in affiliates	641,691	2,242,165	2,145,591

Net Realized and Unrealized Gains (Losses) on Investments in Affiliates	626,831	2,225,108	2,131,690

Net Change in Net Assets from Operations	$759,144	$2,390,414	$2,132,274

See accompanying notes to financial statements.

Statements of changes in net assets

	Praxis Intermediate Income Fund		Praxis International Index Fund

	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013

From Operations
Net investment income (loss)	$5,074,549	$9,280,836	$2,801,966	$2,959,599
Net realized gains (losses) from security transactions	269,683	583,583	(781,211)	(2,241,859)
Net change in unrealized appreciation (depreciation) on investments, investments in affiliates and foreign currency transactions	8,833,839	(14,910,476)	4,923,251	21,002,767

Net Change in Net Assets from Operations	14,178,071	(5,046,057)	6,944,006	21,720,507

Distributions to Shareholders
From net investment income
Class A	(868,817)	(2,000,686)	—	(264,179)
Class I	(4,469,267)	(8,406,868)	—	(2,858,933)
From net realized gains
Class A	—	(55,855)	—	—
Class I	—	(234,454)	—	—

Change in Net Assets from Distributions to Shareholders	(5,338,084)	(10,697,863)	—	(3,123,112)

Change in Net Assets from Capital Transactions	19,979,229	25,763,418	587,423	14,644,539

Change in Net Assets	28,819,216	10,019,498	7,531,429	33,241,934

Net Assets
Beginning of period	362,378,025	352,358,527	170,260,929	137,018,995

End of period	$391,197,241	$362,378,025	$177,792,358	$170,260,929

Accumulated (Distributions in Excess of) Net Investment Income	$(248,808)	$14,727	$2,546,161	$(255,805)

See accompanying notes to financial statements.

Statements of changes in net assets, continued

	Praxis Value Index Fund		Praxis Growth Index Fund		Praxis Small Cap Fund

	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013

From Operations
Net investment income (loss)	$1,054,271	$1,915,454	$777,435	$1,609,270	$(108,087)	$(272,024)
Net realized gains (losses) from security transactions	475,025	7,001,424	961,432	5,770,495	6,955,874	9,417,386
Net change in unrealized appreciation (depreciation) on investments, investments in affiliates and foreign currency transactions	7,510,881	19,168,313	8,502,764	32,329,227	(7,355,635)	12,899,991

Net Change in Net Assets from Operations	9,040,177	28,085,191	10,241,631	39,708,992	(507,848)	22,045,353

Distributions to Shareholders
From net investment income
Class A	—	(340,066)	—	(389,543)	—	—
Class I	—	(2,464,942)	—	(1,244,235)	—	(17,379)
From net realized gains
Class A	—	—	—	—	—	(811,959)
Class I	—	—	—	—	—	(6,360,506)

Change in Net Assets from Distributions to Shareholders	—	(2,805,008)	—	(1,633,778)	—	(7,189,844)

Change in Net Assets from Capital Transactions	3,370,843	(760,922)	(1,798,162)	(25,896,367)	2,077,075	(6,859,003)

Change in Net Assets	12,411,020	24,519,261	8,443,469	12,178,847	1,569,227	7,996,506

Net Assets
Beginning of period	109,393,759	84,874,498	152,285,482	140,106,635	77,226,726	69,230,220

End of period	$121,804,779	$109,393,759	$160,728,951	$152,285,482	$78,795,953	$77,226,726

Accumulated (Distributions in Excess of) Net Investment Income	$1,054,271	$—	$777,435	$—	$(108,087)	$—

See accompanying notes to financial statements.

Statements of changes in net assets, continued

	Praxis Genesis Conservative Portfolio		Praxis Genesis Balanced Portfolio		Praxis Genesis Growth Portfolio

	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013

From Operations
Net investment income (loss)	$132,313	$364,561	$165,306	$811,538	$584	$569,665
Net realized gains (losses) on investments in affiliates	(14,860)	231,272	(17,057)	553,232	(13,901)	437,077
Distribution of realized gains received from affiliates	—	52,435	—	515,974	—	640,736
Net change in unrealized appreciation (depreciation) on investments in affiliates	641,691	439,010	2,242,165	5,092,192	2,145,591	6,282,949

Net Change in Net Assets from Operations	759,144	1,087,278	2,390,414	6,972,936	2,132,274	7,930,427

Distributions to Shareholders
From net investment income	—	—	—	—	—	—
Class A	(112,756)	(365,829)	(142,087)	(810,539)	(2,394)	(568,608)
From net realized gains
Class A	—	(217,262)	—	(614,548)	—	(546,812)

Change in Net Assets from Distributions to Shareholders	(112,756)	(583,091)	(142,087)	(1,425,087)	(2,394)	(1,115,420)

Change in Net Assets from Capital Transactions	106,154	337,809	247,630	3,481,362	1,381,149	2,684,884

Change in Net Assets	752,542	841,996	2,495,957	9,029,211	3,511,029	9,499,891

Net Assets
Beginning of period	18,044,617	17,202,621	53,613,594	44,584,383	45,793,431	36,293,540

End of period	$18,797,159	$18,044,617	$56,109,551	$53,613,594	$49,304,460	$45,793,431

Accumulated (Distributions in Excess of) Net Investment Income	$19,557	$—	$23,219	$—	$(1,810)	$—

See accompanying notes to financial statements.

Financial Highlights

For a share outstanding throughout the year indicated

Praxis Intermediate Income Fund - Class A

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009 (a)
Net asset value at beginning of period	$10.27		$10.73	$10.63	$10.43	$10.20	$9.62
Net investment income (loss)	0.12	(b)	0.25 (b)	0.27	0.34	0.37	0.43
Net realized and unrealized gains (losses) on investments	0.25		(0.42)	0.22	0.32	0.27	0.56
Total from investment operations	0.37		(0.17)	0.49	0.66	0.64	0.99
Less distributions:
Dividends from investment income	(0.13)		(0.28)	(0.30)	(0.35)	(0.37)	(0.41)
Distributions from net realized gains	—		(0.01)	(0.09)	(0.11)	(0.04)	—
Total distributions	(0.13)		(0.29)	(0.39)	(0.46)	(0.41)	(0.41)
Paid-in capital from redemption fees	—	(c)	— (c)	— (c)	—	—	—
Net asset value at end of period	$10.51		$10.27	$10.73	$10.63	$10.43	$10.20
Total return (excludes sales charge)	3.62	%(d)	(1.65)%	4.64%	6.43%	6.26%	10.49%
Net assets at end of period (in 000s)	$70,336		$69,784	$83,494	$72,106	$67,259	$74,965
Ratio of net expenses to average net assets	0.93	%(e)	0.94%	0.96%	0.96%	0.98%	0.92%
Ratio of net investment income to average net assets	2.41	%(e)	2.34%	2.49%	3.19%	3.49%	4.22%
Ratio of gross expenses to average net assets*	0.95	%(e)	0.99%	1.05%	1.08%	1.16%	1.27%
Portfolio turnover rate	6.63	%(d)	23.68%	35.75%	36.12%	26.75%	28.56%

Praxis Intermediate Income Fund - Class I

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Net asset value at beginning of period	$10.22		$10.69	$10.60	$10.39	$10.17	$9.61
Net investment income (loss)	0.15	(b)	0.29 (b)	0.31	0.38	0.40	0.45
Net realized and unrealized gains (losses) on investments	0.25		(0.43)	0.21	0.33	0.27	0.57
Total from investment operations	0.40		(0.14)	0.52	0.71	0.67	1.02
Less distributions:
Dividends from investment income	(0.15)		(0.32)	(0.34)	(0.39)	(0.41)	(0.46)
Distributions from net realized gains	—		(0.01)	(0.09)	(0.11)	(0.04)	—
Total distributions	(0.15)		(0.33)	(0.43)	(0.50)	(0.45)	(0.46)
Paid-in capital from redemption fees	—	(c)	— (c)	— (c)	—	—	—
Net asset value at end of period	$10.47		$10.22	$10.69	$10.60	$10.39	$10.17
Total return (excludes sales charge)	3.85	%(d)	(1.26)%	4.98%	6.98%	6.60%	10.79%
Net assets at end of period (in 000s)	$320,861		$292,594	$268,864	$234,612	$229,140	$176,005
Ratio of net expenses to average net assets	0.52	%(e)	0.54%	0.56%	0.57%	0.58%	0.67%
Ratio of net investment income to average net assets	2.82	%(e)	2.73%	2.89%	3.59%	3.86%	4.51%
Ratio of gross expenses to average net assets*	0.52	%(e)	0.54%	0.56%	0.57%	0.58%	0.72%
Portfolio turnover rate	6.63	%(d)	23.68%	35.75%	36.12%	26.75%	28.56%

*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.
(a)	On August 17, 2009, Class B shares were exchanged for Class A shares.
(b)	Net investment income (loss) per share have been calculated using the average daily shares outstanding during the period.
(c)	Amount is less than $0.005 per share.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the year indicated

Praxis International Index Fund - Class A

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011 (a)
Net asset value at beginning of period	$10.64		$9.47	$8.25	$10.00
Net investment income (loss)	0.15	(b)	0.14 (b)	0.17	0.03
Net realized and unrealized gains (losses) on investments	0.26		1.17	1.17	(1.68)
Total from investment operations	0.41		1.31	1.34	(1.65)
Less distributions:
Dividends from investment income	—		(0.14)	(0.12)	(0.10)
Distributions from net realized gains	—		—	—	—
Total distributions	—		(0.14)	(0.12)	(0.10)
Paid-in capital from redemption fees	—	(c)	— (c)	— (c)	—
Net asset value at end of period	$11.05		$10.64	$9.47	$8.25
Total return (excludes sales charge)	3.85	%(d)	13.86%	16.24%	(16.54)%
Net assets at end of period (in 000s)	$20,667		$19,892	$18,181	$2,363
Ratio of net expenses to average net assets	1.29	%(e)	1.43%	1.73%	1.73%
Ratio of net investment income to average net assets	2.88	%(e)	1.36%	1.58%	0.89%
Ratio of gross expenses to average net assets*	1.29	%(e)	1.43%	1.73%	4.87%
Portfolio turnover rate	2.91	%(d)	11.36%	5.18%	2.44%

Praxis International Index Fund - Class I

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011 (a)
Net asset value at beginning of period	$10.70		$9.51	$8.27	$10.00
Net investment income (loss)	0.18	(b)	0.20 (b)	0.18	0.12
Net realized and unrealized gains (losses) on investments	0.25		1.20	1.24	(1.73)
Total from investment operations	0.43		1.40	1.42	(1.61)
Less distributions:
Dividends from investment income	—		(0.21)	(0.18)	(0.12)
Distributions from net realized gains	—		—	—	—
Total distributions	—		(0.21)	(0.18)	(0.12)
Paid-in capital from redemption fees	—	(c)	— (c)	— (c)	—
Net asset value at end of period	$11.13		$10.70	$9.51	$8.27
Total return (excludes sales charge)	4.02	%(d)	14.68%	17.26%	(16.05)%
Net assets at end of period (in 000s)	$157,126		$150,369	$118,838	$64,580
Ratio of net expenses to average net assets	0.78	%(e)	0.80%	0.84%	0.86%
Ratio of net investment income to average net assets	3.38	%(e)	1.96%	2.29%	2.25%
Ratio of gross expenses to average net assets	0.78	%(e)	0.80%	0.84%	0.86%
Portfolio turnover rate	2.91	%(d)	11.36%	5.18%	2.44%

*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.
(a)	The fund commenced operations on December 31, 2010, and commenced public offering and investment operations on January 3, 2011.
(b)	Net investment income (loss) per share have been calculated using the average daily shares outstanding during the period.
(c)	Amount is less than $0.005 per share.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the year indicated

Praxis Value Index Fund - Class A

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009 (a)
Net asset value at beginning of period	$11.21		$8.71	$7.57	$7.95	$7.09	$5.80
Net investment income (loss)	0.08	(b)	0.14 (b)	0.28	0.12	0.14	0.10
Net realized and unrealized gains (losses) on investments	0.80		2.60	0.93	(0.40)	0.81	1.21
Total from investment operations	0.88		2.74	1.21	(0.28)	0.95	1.31
Less distributions:
Dividends from investment income	—		(0.24)	(0.07)	(0.10)	(0.09)	(0.02)
Distributions from net realized gains	—		—	—	—	—	—
Total distributions	—		(0.24)	(0.07)	(0.10)	(0.09)	(0.02)
Paid-in capital from redemption fees	—	(c)	— (c)	— (c)	—	—	—
Net asset value at end of period	$12.09		$11.21	$8.71	$7.57	$7.95	$7.09
Total return (excludes sales charge)	7.85	%(d)	31.33%	16.12%	(3.58)%	13.40%	22.64%
Net assets at end of period (in 000s)	$18,573		$16,275	$13,591	$20,776	$24,341	$30,983
Ratio of net expenses to average net assets	0.90	%(e)	1.03%	1.21%	1.32%	1.38%	1.01%
Ratio of net investment income to average net assets	1.49	%(e)	1.40%	1.48%	1.19%	1.15%	1.96%
Ratio of gross expenses to average net assets*	0.90	%(e)	1.03%	1.21%	1.32%	1.38%	1.33%
Portfolio turnover rate	1.50	%(d)	30.38%	69.58%	29.11%	24.12%	25.72%

Praxis Value Index Fund - Class I

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Net asset value at beginning of period	$11.14		$8.65	$7.52	$7.91	$7.05	$5.77
Net investment income (loss)	0.11	(b)	0.20 (b)	0.09	0.15	0.17	0.14
Net realized and unrealized gains (losses) on investments	0.79		2.59	1.18	(0.37)	0.85	1.18
Total from investment operations	0.90		2.79	1.27	(0.22)	1.02	1.32
Less distributions:
Dividends from investment income	—		(0.30)	(0.14)	(0.17)	(0.16)	(0.04)
Distributions from net realized gains	—		—	—	—	—	—
Total distributions	—		(0.30)	(0.14)	(0.17)	(0.16)	(0.04)
Paid-in capital from redemption fees	—	(c)	—	—	—	—	—
Net asset value at end of period	$12.04		$11.14	$8.65	$7.52	$7.91	$7.05
Total return (excludes sales charge)	8.08	%(d)	32.26%	16.91%	(2.80)%	14.53%	22.82%
Net assets at end of period (in 000s)	$103,232		$93,118	$71,284	$32,070	$31,865	$30,900
Ratio of net expenses to average net assets	0.46	%(e)	0.48%	0.47%	0.49%	0.50%	0.73%
Ratio of net investment income to average net assets	1.94	%(e)	1.95%	2.24%	2.03%	2.06%	2.28%
Ratio of gross expenses to average net assets	0.46	%(e)	0.48%	0.47%	0.49%	0.50%	0.73%
Portfolio turnover rate	1.50	%(d)	30.38%	69.58%	29.11%	24.12%	25.72%

*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.
(a)	On August 17, 2009, Class B shares were exchanged for Class A shares.
(b)	Net investment income (loss) per share have been calculated using the average daily shares outstanding during the period.
(c)	Amount is less than $0.005 per share.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the year indicated

Praxis Growth Index Fund - Class A

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009 (a)
Net asset value at beginning of period	$15.19		$11.63	$9.96	$9.86	$8.71	$6.50
Net investment income (loss)	0.05	(b)	0.10 (b)	0.02	0.01	0.01	0.03
Net realized and unrealized gains (losses) on investments	0.95		3.58	1.70	0.10	1.14	2.20
Total from investment operations	1.00		3.68	1.72	0.11	1.15	2.23
Less distributions:
Dividends from investment income	—		(0.12)	(0.05)	(0.01)	—	(0.02)
Distributions from net realized gains	—		—	—	—	—	—
Total distributions	—		(0.12)	(0.05)	(0.01)	—	(0.02)
Paid-in capital from redemption fees	—	(c)	— (c)	— (c)	— (c)	— (c)	—
Net asset value at end of period	$16.19		$15.19	$11.63	$9.96	$9.86	$8.71
Total return (excludes sales charge)	6.58	%(d)	31.72%	17.15%	1.12%	13.20%	34.38%
Net assets at end of period (in 000s)	$53,672		$51,724	$43,035	$3,363	$2,911	$4,714
Ratio of net expenses to average net assets	0.96	%(e)	1.01%	1.08%	1.10%	1.10%	0.93%
Ratio of net investment income to average net assets	0.67	%(e)	0.76%	1.08%	0.14%	0.13%	0.42%
Ratio of gross expenses to average net assets*	0.96	%(e)	1.01%	1.26%	2.01%	2.68%	1.54%
Portfolio turnover rate	1.95	%(d)	14.82%	82.74%	21.18%	28.55%	30.99%

Praxis Growth Index Fund - Class I

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Net asset value at beginning of period	$15.27		$11.68	$9.96	$9.86	$8.72	$6.51
Net investment income (loss)	0.09	(b)	0.18 (b)	0.07	0.07	0.05	0.04
Net realized and unrealized gains (losses) on investments	0.96		3.60	1.71	0.10	1.15	2.20
Total from investment operations	1.05		3.78	1.78	0.17	1.20	2.24
Less distributions:
Dividends from investment income	—		(0.19)	(0.06)	(0.07)	(0.06)	(0.03)
Distributions from net realized gains	—		—	—	—	—	—
Total distributions	—		(0.19)	(0.06)	(0.07)	(0.06)	(0.03)
Paid-in capital from redemption fees	—	(c)	— (c)	— (c)	—	—	—
Net asset value at end of period	$16.32		$15.27	$11.68	$9.96	$9.86	$8.72
Total return (excludes sales charge)	6.88	%(d)	32.26%	17.94%	1.73%	13.74%	34.46%
Net assets at end of period (in 000s)	$107,057		$100,561	$97,072	$33,843	$29,401	$16,570
Ratio of net expenses to average net assets	0.43	%(e)	0.47%	0.48%	0.50%	0.58%	0.81%
Ratio of net investment income to average net assets	1.20	%(e)	1.31%	1.31%	0.75%	0.70%	0.54%
Ratio of gross expenses to average net assets	0.43	%(e)	0.47%	0.48%	0.50%	0.58%	0.87%
Portfolio turnover rate	1.95	%(d)	14.82%	82.74%	21.18%	28.55%	30.99%

*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.
(a)	On August 17, 2009, Class B Shares were exchanged for Class A Shares.
(b)	Net investment income (loss) per share have been calculated using the average daily shares outstanding during the period.
(c)	Amount is less than $0.005 per share.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the year indicated

Praxis Small Cap Fund - Class A

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009 (a)
Net asset value at beginning of period	$13.80		$11.33		$10.51	$9.95	$7.55	$5.82
Net investment income (loss)	(0.06	)(b)	(0.12	)(b)	(0.06)	(0.09)	(0.11)	(0.04)
Net realized and unrealized gains (losses) on investments	(0.08)		4.04		1.03	0.64	2.51	1.77
Total from investment operations	(0.14)		3.92		0.97	0.55	2.40	1.73
Less distributions:
Distributions from net realized gains	—		(1.45)		(0.15)	—	—	—
Total distributions	—		(1.45)		(0.15)	—	—	—
Paid-in capital from redemption fees	—	(c)	—	(c)	— (c)	0.01	— (c)	— (c)
Net asset value at end of period	$13.66		$13.80		$11.33	$10.51	$9.95	$7.55
Total return (excludes sales charge)	(1.01	)%(d)	34.63%		9.26%	5.63%	31.79%	29.73%
Net assets at end of period (in 000s)	$8,659		$8,465		$5,710	$5,541	$3,341	$4,227
Ratio of net expenses to average net assets	1.69	%(e)	1.69%		1.72%	1.71%	1.69%	1.49%
Ratio of net investment income to average net assets	(0.87	)%(e)	(0.95)%		(0.34)%	(1.09)%	(1.08)%	(0.80)%
Ratio of gross expenses to average net assets*	1.69	%(e)	1.90%		1.91%	2.17%	2.79%	2.34%
Portfolio turnover rate	29.50	%(d)	49.25%		49.78%	67.48%	84.26%	60.33%

Praxis Small Cap Fund - Class I

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Net asset value at beginning of period	$14.25		$11.59		$10.67	$10.06	$7.59	$5.84
Net investment income (loss)	(0.01	)(b)	(0.04	)(b)	0.06	(0.03)	(0.04)	(0.04)
Net realized and unrealized gains (losses) on investments	(0.09)		4.15		1.01	0.64	2.51	1.79
Total from investment operations	(0.10)		4.11		1.07	0.61	2.47	1.75
Less distributions:
Distributions from net realized gains	—		(1.45)		(0.15)	—	—	—
Total distributions	—		(1.45)		(0.15)	—	—	—
Paid-in capital from redemption fees	—	(c)	—	(c)	—	—	—	—
Net asset value at end of period	$14.15		$14.25		$11.59	$10.67	$10.06	$7.59
Total return (excludes sales charge)	(0.70	)%(d)	35.53%		10.06%	6.06%	32.54%	29.97%
Net assets at end of period (in 000s)	$70,137		$68,762		$63,520	$61,130	$25,584	$18,300
Ratio of net expenses to average net assets	1.02	%(e)	1.04%		1.05%	1.04%	1.08%	1.36%
Ratio of net investment income to average net assets	(0.22	)%(e)	(0.31)%		0.50%	(0.44)%	(0.46)%	(0.66)%
Ratio of gross expenses to average net assets*	1.02	%(e)	1.04%		1.05%	1.04%	1.08%	1.53%
Portfolio turnover rate	29.50	%(d)	49.25%		49.78%	67.48%	84.26%	60.33%

*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.
(a)	On August 17, 2009, Class B shares were exchanged for Class A shares.
(b)	Net investment income (loss) per share have been calculated using the average daily shares outstanding during the period.
(c)	Amount is less than $0.005 per share.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the year indicated

Praxis Genesis Conservative Portfolio - Class A

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010 (a)
Net asset value at beginning of period	$11.10		$10.79	$10.50	$10.55	$10.00
Net investment income (loss)	0.08	(b)	0.23 (b)	0.23	0.24	0.25
Net realized and unrealized gains (losses) on investments	0.39		0.45	0.54	0.06	0.55
Total from investment operations	0.47		0.68	0.77	0.30	0.80
Less distributions:
Dividends from investment income	(0.07)		(0.23)	(0.24)	(0.29)	(0.25)
Distributions from net realized gains	—		(0.14)	(0.24)	(0.06)	—
Total distributions	(0.07)		(0.37)	(0.48)	(0.35)	(0.25)
Paid-in capital from redemption fees	—	(c)	— (c)	— (c)	— (c)	— (c)
Net asset value at end of period	$11.50		$11.10	$10.79	$10.50	$10.55
Total return (excludes sales charge)	4.24	%(d)	6.28%	7.42%	2.88%	8.22%
Net assets at end of period (in 000s)	$18,797		$18,045	$17,203	$14,018	$12,695
Ratio of net expenses to average net assets †	0.60	%(e)	0.61%	0.61%	0.61%	0.65%
Ratio of net investment income to average net assets †	1.45	%(e)	2.04%	2.13%	2.31%	2.60%
Ratio of gross expenses to average net assets †*	0.62	%(e)	0.64%	0.65%	0.78%	0.97%
Portfolio turnover rate	5.16	%(d)	25.69%	30.58%	15.03%	10.08%

†	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which they invest.
*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.
(a)	For the period December 31, 2009 (commencement of operations) through December 31, 2010.
(b)	Net investment income (loss) per share have been calculated using the average daily shares outstanding during the period.
(c)	Amount is less than $0.005 per share.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the year indicated

Praxis Genesis Balanced Portfolio - Class A

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010 (a)
Net asset value at beginning of period	$12.50		$11.14	$10.62	$10.91	$10.00
Net investment income (loss)	0.04	(b)	0.20 (b)	0.17	0.15	0.16
Net realized and unrealized gains (losses) on investments	0.51		1.50	0.90	(0.17)	0.91
Total from investment operations	0.55		1.70	1.07	(0.02)	1.07
Less distributions:
Dividends from investment income	(0.03)		(0.19)	(0.18)	(0.18)	(0.16)
Distributions from net realized gains	—		(0.15)	(0.37)	(0.09)	—
Total distributions	(0.03)		(0.34)	(0.55)	(0.27)	(0.16)
Paid-in capital from redemption fees	—	(c)	— (c)	— (c)	— (c)	—
Net asset value at end of period	$13.02		$12.50	$11.14	$10.62	$10.91
Total return (excludes sales charge)	4.43	%(d)	15.30%	10.11%	(0.21)%	10.88%
Net assets at end of period (in 000s)	$56,110		$53,614	$44,584	$37,770	$34,182
Ratio of net expenses to average net assets †	0.55	%(e)	0.60%	0.61%	0.61%	0.64%
Ratio of net investment income to average net assets †	0.61	%(e)	1.65%	1.57%	1.39%	1.80%
Ratio of gross expenses to average net assets †*	0.55	%(e)	0.60%	0.62%	0.71%	0.90%
Portfolio turnover rate	3.34	%(d)	19.91%	38.48%	15.11%	7.84%

Praxis Genesis Growth Portfolio - Class A

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010 (a)
Net asset value at beginning of period	$13.49		$11.40	$10.68	$11.15	$10.00
Net investment income (loss)	—	(b)	0.17 (b)	0.13	0.08	0.10
Net realized and unrealized gains (losses) on investments	0.62		2.26	1.13	(0.33)	1.15
Total from investment operations	0.62		2.43	1.26	(0.25)	1.25
Less distributions:
Dividends from investment income	—		(0.17)	(0.14)	(0.10)	(0.10)
Distributions from net realized gains	—		(0.17)	(0.40)	(0.12)	—
Total distributions	—		(0.34)	(0.54)	(0.22)	(0.10)
Paid-in capital from redemption fees	—	(c)	— (c)	— (c)	— (c)	—
Net asset value at end of period	$14.11		$13.49	$11.40	$10.68	$11.15
Total return (excludes sales charge)	4.60	%(d)	21.28%	11.82%	(2.24)%	12.65%
Net assets at end of period (in 000s)	$49,304		$45,793	$36,294	$29,882	$26,673
Ratio of net expenses to average net assets †	0.58	%(e)	0.60%	0.61%	0.61%	0.64%
Ratio of net investment income to average net assets †	—	%(e)(f)	1.39%	1.22%	0.79%	1.33%
Ratio of gross expenses to average net assets †*	0.58	%(e)	0.66%	0.74%	0.89%	1.15%
Portfolio turnover rate	1.71	%(d)	20.87%	45.13%	15.54%	7.54%

†	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which they invest.
*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.
(a)	For the period December 31, 2009 (commencement of operations) through December 31, 2010.
(b)	Net investment income (loss) per share have been calculated using the average daily shares outstanding during the period.
(c)	Amount is less than $0.005 per share.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes to financial statements.

Notes to Financial Statements (unaudited)	June 30, 2014

1. Organization:

The Praxis Mutual Funds (the “Trust”) is an open-end management investment company established as a Delaware business trust under a Declaration of Trust dated September 27, 1993, as amended and restated December 1, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2014, the Trust consists of the Praxis Intermediate Income Fund, the Praxis International Index Fund, the Praxis Value Index Fund, the Praxis Growth Index Fund, and the Praxis Small Cap Fund, (individually a “Fund”, collectively “the Funds”), the Praxis Genesis Conservative Portfolio, the Praxis Genesis Balanced Portfolio, and the Praxis Genesis Growth Portfolio, (individually a “Portfolio”, collectively “the Portfolios”). The Funds and Portfolios are also referred to individually as the Intermediate Income Fund, International Index Fund, Value Index Fund, Growth Index Fund, Small Cap Fund, Conservative Portfolio, Balanced Portfolio, and Growth Portfolio in the financial statements. Each Fund and Portfolio is a diversified series of the Trust.

As of June 30, 2014, the Funds offer Class A and Class I Shares and the Portfolios offer Class A Shares. Each class of shares in a Fund or Portfolio has identical rights and privileges except with respect to fees paid under the distribution and shareholder servicing agreements, certain other class specific expenses and income, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. Class A has a maximum sales charge on purchases of 5.25 percent as a percentage of the original purchase price, except for the Intermediate Income Fund which has a maximum sales charge of 3.75 percent.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The Funds and Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Securities generally are valued at market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

The Funds use various independent pricing services to value most of their investments. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. When valuing foreign securities held by the Funds, certain pricing services might use computerized pricing models to systematically calculate adjustments to foreign security closing prices based on the latest market movements. Such pricing models utilize market data that has been obtained between the local market close and the NYSE close to compute adjustments to foreign security close prices. The methods used by the pricing service and the valuations so established will be reviewed by Everence Capital Management, Inc. (the “Adviser”) under general supervision of the Board of Trustees (the “Board”). Securities for which market quotations are not readily available (e.g. an approved pricing service does not provide a price, certain stale prices or an event occurs that materially affects the furnished price) are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board. Short-term debt securities of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. The Portfolios’ investments in the Funds (the “Underlying Funds”) are valued at the closing net asset value per share.

In certain circumstances, the Praxis Mutual Funds Valuation Procedures (“Valuation Procedures”) contemplate the Board’s delegation of the implementation of the Valuation Procedures to the Adviser. In valuing restricted securities under the Valuation Procedures, the Adviser will consider (but is not limited to) certain specific and general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Adviser report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

The Pricing Committee of the Adviser (“Pricing Committee”) has established a policy and methodology, which was approved by the Board, for pricing the Everence Community Investments notes held by several of the Praxis Funds. The methodology takes into consideration the fundamental quality of the notes, the nature and duration of restrictions on the disposition of the securities, and an evaluation of the forces that influence the market in which these securities are purchased and sold. Accordingly, the Pricing Committee applied discounts to the notes, for which there is not an active market, based on the credit quality, maturity, and liquidity characteristics of what the committee determined to be similar securities.

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 —	quoted prices in active markets for identical securities

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 —	significant unobservable inputs (including the Funds’ and Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Trust determines transfers between fair value hierarchy levels at the reporting period end.

The aggregate value by input level, as of June 30, 2014, for each Fund’s and Portfolio’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, are as follows:

Intermediate Income Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Investments at Value
Asset Backed Securities	$—	$16,134,612	$—	$16,134,612
Commercial Mortgage Backed Securities	—	19,907,338	—	19,907,338
Corporate Bonds	—	141,829,469	—	141,829,469
Everence Community Investment Notes	—	—	3,885,993	3,885,993
Foreign Bonds	—	6,639,822	—	6,639,822
Investment Companies	4,072,646	—	—	4,072,646
Municipal Bonds	—	12,822,698	—	12,822,698
U.S. Government Agencies	—	173,985,326	—	173,985,326

Total Investments	$4,072,646	$371,319,265	$3,885,993	$379,277,904

There were no transfers in and out of Levels 1, 2, or 3 during the period ended June 30, 2014.

International Index Fund Valuation Inputs at Reporting Date

Description	Level 1	Level 2	Level 3	Total

Investments at Value
Common Stocks	$173,773,939	$338,757	$—	$174,112,696
Everence Community Investment Notes	—	—	1,610,320	1,610,320
Preferred Stocks	666,172	—	—	666,172
Rights	10,063	—	—	10,063
Warrants	1,196	—	—	1,196

Total Investments	$174,451,370	$338,757	$1,610,320	$176,400,447

There were no transfers in and out of Levels 1, 2, or 3 during the period ended June 30, 2014.

Value Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Investments at Value
Common Stocks	$120,391,022	$—	$—	$120,391,022
Everence Community Investment Notes	—	—	1,129,080	1,129,080

Total Investments	$120,391,022	$—	$1,129,080	$121,520,102

There were no transfers in and out of Levels 1, 2, or 3 during the period ended June 30, 2014.

Growth Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Investments at Value
Common Stocks	$158,772,276	$—	$—	$158,772,276
Everence Community Investment Notes	—	—	1,564,116	1,564,116

Total Investments	$158,772,276	$—	$1,564,116	$160,336,392

Notes to Financial Statements (unaudited), continued	June 30, 2014

There were no transfers in and out of Levels 1, 2, or 3 during the period ended June 30, 2014.

Small Cap Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Investments at Value
Common Stocks	$73,425,730	$—	$—	$73,425,730
Everence Community Investment Notes	—	—	751,915	751,915

Total Investments	$73,425,730	$—	$751,915	$74,177,645

There were no transfers in and out of Levels 1, 2, or 3 during the period ended June 30, 2014.

Conservative Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Investments at Value
Mutual Funds	$18,808,373	$—	$—	$18,808,373

Total Investments	$18,808,373	$—	$—	$18,808,373

There were no transfers in and out of Levels 1, 2, or 3 during the period ended June 30, 2014.

Balanced Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Investments at Value
Mutual Funds	$56,150,112	$—	$—	$56,150,112

Total Investments	$56,150,112	$—	$—	$56,150,112

There were no transfers in and out of Levels 1, 2, or 3 during the period ended June 30, 2014.

Growth Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Investments at Value
Mutual Funds	$49,343,975	$—	$—	$49,343,975

Total Investments	$49,343,975	$—	$—	$49,343,975

There were no transfers in and out of Levels 1, 2, or 3 during the period ended June 30, 2014.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Everence Community Investment Notes	Intermediate Income Fund	International Index Fund	Value Index Fund	Growth Index Fund	Small Cap Fund
Balance as of December 31, 2013	$3,896,087	$1,614,759	$1,133,074	$1,567,335	$753,968
Proceeds from Maturities	—	—	—	—	—
Cost of Purchases	—	—	—	—	—
Change in unrealized appreciation (depreciation)	(10,094)	(4,439)	(3,994)	(3,219)	(2,053)

Balance as of June 30, 2014	$3,885,993	$1,610,320	$1,129,080	$1,564,116	$751,915

The following represents quantitative information about Level 3 fair value measurements:

Fund	Investment Type	Fair value at 6/30/2014	Valuation Technique(s)	Unobservable Inputs(s)*	Range

			Fundamental quality	Credit rating	AA

Intermediate Income Fund	Everence Community Investment Notes	$3,885,993	Nature and duration of restrictions on disposition	Discount for Lack of Marketability	0.50%

			Fundamental quality	Credit rating	AA

International Index Fund	Everence Community Investment Notes	$1,610,320	Nature and duration of restrictions on disposition	Discount for Lack of Marketability	0.50%

			Fundamental quality	Credit rating	AA

Value Index Fund	Everence Community Investment Notes	$1,129,080	Nature and duration of restrictions on disposition	Discount for Lack of Marketability	0.50%

			Fundamental quality	Credit rating	AA

Growth Index Fund	Everence Community Investment Notes	$1,564,116	Nature and duration of restrictions on disposition	Discount for Lack of Marketability	0.50%

			Fundamental quality	Credit rating	AA

Small Cap Fund	Everence Community Investkment Notes	$751,915	Nature and duration of restrictions on disposition	Discount for Lack of Marketability	0.50%

Changes to any of these inputs may result in significant changes to fair value measurement as follows:

Unobservable Input(s)*	Increase in Inputs Impact to Valuation	Decrease in Inputs Impact to Valuation

Fundamental quality	Increase	Decrease

Nature and duration of restrictions on disposition	Decrease	Increase

Discounts applied for lack of marketability are taken after consideration of changes in other unobservable inputs used to value these securities.

*	Level 3 values are based on significant unobservable inputs that reflect the Pricing Committee’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are reflected in the Funds’ and Portfolios’ valuation no later than in the first business day following trade date. For financial reporting purposes, security transactions are accounted for on the trade date on the last business day of the reporting period. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date.

Allocations:

Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund or Portfolio are allocated proportionally among all Funds and Portfolios daily in relation to net assets of each Fund or Portfolio or another reasonable measure.

The Portfolios invest in other Praxis equity and fixed income Funds (the “Underlying Funds”) and, as a result, the Portfolios indirectly pay a portion of the operating expenses, including management fees of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are reflected as Acquired Fund Fees and Expenses (“AFFE”) in the Portfolios’ prospectus fee tables. Actual indirect expenses vary depending on how the Portfolio’s assets are allocated among the underlying investments.

Risks associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or

Notes to Financial Statements (unaudited), continued	June 30, 2014

other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation’s interests. These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Foreign Currency Translation:

The market value of investment securities, other assets and liabilities of the International Index Fund denominated in foreign currencies are translated into U.S. dollars at the current exchange rate at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities at the reporting period, resulting from changes in the exchange rate.

Community Development Investments:

The Board has authorized the Funds to make certain types of community development investments. In connection with the community development investments, the Funds have received from the Securities and Exchange Commission (“SEC”) an exemptive order that permits each of the Funds to invest a limited portion of its respective net assets in securities issued by Everence Community Investments, Inc. (“ECI”), an affiliate of the Adviser. ECI is a not-for-profit corporation that was organized specifically to promote community development investing and it seeks to fund its efforts primarily through the sale to investors of interests in certain investment pools that it has established (the “ECI-Notes”). Assets raised through offerings of ECI-Notes are then invested directly in non-profit and not-for-profit community development organizations. Each Fund, in accordance with guidelines established by the Board and in compliance with the SEC’s exemptive order, would be permitted to invest up to 3 percent of its net assets in ECI-Notes. ECI-Notes have certain specific risk factors associated with them. These types of investments offer a rate of return below the prevailing market rate at acquisition and are considered illiquid, unrated and below-investment grade. They also involve a greater risk of default or price decline than investment-grade securities. However, these investments have been determined by the Adviser and the Board as being a beneficial way to carry out each Fund’s goals for stewardship investing at the community level. In addition, these investments are valued in accordance with procedures approved by the Board.

Dividends and Distributions:

Dividends from net investment income are declared and paid monthly for the Intermediate Income Fund and the Portfolios. Dividends from net investment income are declared and paid annually for the International Index Fund, the Value Index Fund, the Growth Index Fund, and the Small Cap Fund. To the extent the Portfolios invest in the Intermediate Income Fund and receive dividends, they will be paid monthly. Distributions of realized gains from the Underlying Funds are recorded on the ex-dividend date or when the Portfolios first learn of the dividend. Distributable net realized capital gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes:

It is each Fund’s and Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions available to investment companies, as defined in applicable sections of Subchapter M of the Internal Revenue Code, and to distribute timely all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains earned on foreign investments at various rates. Where available, the Funds will file for claims on foreign taxes withheld.

Redemption Fees:

The Funds and Portfolios will charge a redemption fee of two percent of the total redemption amount if a shareholder sells or exchanges shares after holding them for less than 30 days subject to certain exceptions and limitations described in the Prospectus. Amounts charged are included in Paid in Capital Transactions as disclosed in Note 6 to the Financial Statements.

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term debt securities having maturities one year or less and U.S. Government Securities) for the period ended June 30, 2014 were as follows:

	Purchases	Sales

Intermediate Income Fund	$48,359,831	$23,951,677
International Index Fund	7,038,130	4,936,797
Value Index Fund	6,160,586	1,710,987
Growth Index Fund	2,995,256	4,113,811
Small Cap Fund	21,427,153	22,921,649
Conservative Portfolio	1,073,973	952,526
Balanced Portfolio	2,047,576	1,820,942
Growth Portfolio	2,179,956	802,074

4. Investment Transactions with Affiliates:

The Portfolios invest in the underlying Praxis Mutual Funds which are also advised by the Adviser. Therefore, the Underlying Funds are deemed affiliates, and the related activities in those investments were as follows:

	For the semi annual period ended June 30, 2014
Affiliate	Fair value at December 31, 2013	Purchase Cost	Sales Proceeds	Realized Gain/ (Loss)	Dividend Income	Shares at June 30, 2014	Fair value at June 30, 2014

Conservative Portfolio
Praxis Intermediate Income Fund	$12,500,713	$808,032	$666,768	$(16,313)	$187,502	$1,235,645	$12,937,205
Praxis Growth Index Fund	1,855,145	88,647	95,253	991	—	121,117	1,976,637
Praxis International Index Fund	1,395,816	66,485	71,439	181	—	130,037	1,447,315
Praxis Small Cap Fund	457,751	22,162	23,813	(856)	—	31,998	452,767
Praxis Value Index Fund	1,850,669	88,647	95,253	1,137	8,007	165,652	1,994,449

Total	$18,060,094	$1,073,973	$952,526	$(14,860)	$195,509	$1,684,449	$18,808,373

	For the semi annual period ended June 30, 2014
Affiliate	Fair value at December 31, 2013	Purchase Cost	Sales Proceeds	Realized Gain/ (Loss)	Dividend Income	Shares at June 30, 2014	Fair value at June 30, 2014

Balanced Portfolio
Praxis Intermediate Income Fund	$21,013,254	$1,007,759	$728,377	$(17,554)	$314,548	$2,081,086	$21,788,969
Praxis Growth Index Fund	9,552,071	303,280	318,665	2,282	—	624,757	10,169,027
Praxis International Index Fund	8,208,079	259,954	273,141	184	—	766,123	8,526,952
Praxis Small Cap Fund	5,388,231	173,303	182,094	(5,179)	—	377,562	5,342,498
Praxis Value Index Fund	9,536,737	303,280	318,665	3,210	—	855,122	10,295,666

Total	$53,698,372	$2,047,576	$1,820,942	$(17,057)	$314,548	$4,704,650	$56,123,112

	For the semi annual period ended June 30, 2014
Affiliate	Fair value at December 31, 2013	Purchase Cost	Sales Proceeds	Realized Gain/ (Loss)	Dividend Income	Shares at June 30, 2014	Fair value at June 30, 2014

Growth Portfolio
Praxis Intermediate Income Fund	$8,904,518	$543,743	$160,415	$(5,497)	$134,690	$907,271	$9,499,123
Praxis Growth Index Fund	10,409,221	460,185	180,467	(1,308)	—	699,675	11,418,691
Praxis International Index Fund	9,360,347	409,053	160,415	(2,402)	—	897,977	9,994,488
Praxis Small Cap Fund	6,852,176	306,790	120,310	(4,024)	—	494,358	6,995,160
Praxis Value Index Fund	10,308,141	460,185	180,467	(668)	—	949,876	11,436,513

Total	$45,834,403	$2,179,956	$802,074	$(13,899)	$134,690	$3,949,157	$49,343,975

Notes to Financial Statements (unaudited), continued	June 30, 2014

5. Related Party Transactions:

The Adviser provides investment advisory services to the Funds and Portfolios. Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds and Portfolios as follows:

Intermediate Income Fund	0.40%
International Index Fund	0.60%
Value Index Fund	0.30%
Growth Index Fund	0.30%
Small Cap Fund	0.85%
Conservative Portfolio	0.05%
Balanced Portfolio	0.05%
Growth Portfolio	0.05%

The Adviser has retained various Sub-Advisers to manage the investments of certain Funds under the terms of the Sub-Advisory Agreements. The Adviser (not the Funds) pays each Sub-Adviser a fee for these services. Aperio Group LLC serves as the Sub-Adviser to the International Index Fund and Luther King Capital Management Corporation serves as the Sub-Adviser to the Small Cap Fund.

The Adviser has entered into an expense limitation agreement until April 30, 2015. Pursuant to this agreement, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) of certain Funds and the Portfolios. Those Funds and Portfolios have agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) to exceed the contractual expense limit in place at the time of the waiver and/or reimbursement and at the time of repayment, and the repayment is made within three years after the year in which the Adviser waived and/or reimbursed the expense.

The contractual expense limits in place for the period ended June 30, 2014 were:

Intermediate Income Fund (Class A)	0.90%
International Index Fund (Class A)*	1.45%
Growth Index Fund (Class A)	1.04%
Small Cap Fund (Class A)	1.65%
Conservative Portfolio (Class A)	0.60%
Balanced Portfolio (Class A)	0.60%
Growth Portfolio (Class A)	0.60%

*	Pursuant to an amendment to the expense limitation agreement, the expense limitation that applies to International Index Fund was reduced from 1.65% to 1.45% effective April 30, 2014.

For the period ended June 30, 2014, the Adviser contractually waived investment advisory fees and/or reimbursed other operating expenses of the Funds and Portfolios as follows:

Intermediate Income Fund (Class A)	$5,799
Small Cap Fund (Class A)	242
Conservative Portfolio (Class A)	1,587

For the period ended June 30, 2014, the Advisor recouped investment advisory fees of the Funds and Portfolios as follows:

Growth Index Fund (Class A)	$28,590
Balanced Portfolio (Class A)	13,601
Growth Portfolio (Class A)	5,275

As of June 30, 2014, the Funds and Portfolios had the following amounts (and year of expiration) subject to repayment to the Adviser:

	Year Waived	Year Repayment Expires	Balance

Intermediate Income Fund	2011	2014	$83,384
	2012	2015	66,632
	2013	2016	39,015
	2014	2017	5,799

			$194,830

Growth Index Fund	2011	2014	$30,195
	2012	2015	9,361
	2013	2016	—
	2014	2017	—

			$39,556

Small Cap Fund	2011	2014	$24,721
	2012	2015	16,604
	2013	2016	14,524
	2014	2017	242

			$56,091

Conservative Portfolio	2011	2014	$22,806
	2012	2015	7,324
	2013	2016	6,678
	2014	2017	1,587

			$38,395

Balanced Portfolio	2011	2014	$37,883
	2012	2015	5,886
	2013	2016	—
	2014	2017	—

			$43,769

Growth Portfolio	2011	2014	$83,266
	2012	2015	47,030
	2013	2016	21,201
	2014	2017	—

			$151,497

JPMorgan Chase Bank, N.A. (“JPMorgan”) provides administrative and accounting services on behalf of the Trust. For these services, JPMorgan receives an annual fee, paid monthly, from each Fund and Portfolio.

U.S. Bancorp Fund Services LLC provides shareholder servicing and dividend disbursing services on behalf of the Trust. For these services, U.S. Bancorp Fund Services LLC receives an annual fee, paid monthly, from each Fund and Portfolio.

BHIL Distributors, Inc. (“Distributor” and “Underwriter”) serves as the Funds’ and Portfolios’ principal Distributor and Underwriter and, as such, acts as exclusive agent for distribution of the Funds’ and Portfolios’ shares. Under the terms of the Underwriting Agreements between the Trust and the Underwriter, the Underwriter earned amounts from underwriting and broker commissions on the sale of shares as follows:

Intermediate Income Fund	$871
International Index Fund	850
Value Index Fund	1,440
Growth Index Fund	3,006
Small Cap Fund	1,406
Conservative Portfolio	2,974
Balanced Portfolio	10,314
Growth Portfolio	11,170

The Trust has adopted a Plan of Distribution “Rule 12b-1 Plan” under which each Fund and Portfolio may directly incur or reimburse the Adviser or the Underwriter for expenses related to the distribution and promotion of shares. The Rule 12b-1 Plan permits Class A Shares of the Funds and Portfolios to pay a 12b-1 fee of up to 0.50 percent of the average daily net assets attributable to Class A Shares of the applicable Fund and Portfolio, although the Board has currently authorized the Funds and Portfolios to charge no more than 0.25%. The Distributor may use the 12b-1 fee for shareholder servicing or distribution.

Under the terms of the Compliance and Financial Controls Service Agreements between the Trust and Beacon Hill Fund Services (“Beacon Hill”), Beacon Hill provides certain compliance and financial control services to the Trust, including developing and assisting in implementing a compliance program for the Trust, providing administrative support services to the Funds’ and Portfolios’

Notes to Financial Statements (unaudited), continued	June 30, 2014

Compliance Program, providing the Chief Compliance Officer and providing the Chief Financial Officer. For these services, Beacon Hill receives a monthly fee from each Fund and Portfolio.

Certain Officers of the Trust are affiliated with the Adviser, Distributor and/or JPMorgan. With the exception of the Chief Compliance Officer and the Chief Financial Officer, such officers are not paid any fees directly by the Funds or Portfolios for serving as Officers of the Trust.

The Chair of the Board of Trustees receives an annual retainer of $9,000. The Audit Committee Chair receives an annual retainer of $7,000. Each additional Independent Trustee receives an annual retainer of $6,000. The meeting attendance fee is $2,000 per Trustee for each quarterly in-person meeting and $1,000 for telephonic Board meetings. The Trust paid $54,000 in aggregate Trustee fees during the period ended June 30, 2014.

6. Capital Share Transactions:

Transactions in shares of the Funds and Portfolios are summarized below:

	Praxis Intermediate Income Fund		Praxis International Index Fund
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013

Capital Transactions:
Class A Shares:
Proceeds from shares issued	$8,366,574	$15,797,015	$1,689,767	$3,192,224
Dividends reinvested	739,841	1,769,191	—	252,938
Cost of shares redeemed	(10,209,770)	(27,832,055)	(1,677,482)	(3,909,637)
Redemption fees	1,851	3,908	542	892

Class A Share Transactions	$(1,101,504)	$(10,261,941)	$12,827	$(463,583)

Class I Shares:
Proceeds from shares issued	$39,472,543	$90,106,019	$13,083,916	$37,301,377
Dividends reinvested	2,333,827	4,527,307	—	1,639,574
Cost of shares redeemed	(20,727,218)	(58,608,804)	(12,509,320)	(23,832,830)
Redemption fees	1,581	837	—	1

Class I Share Transactions	$21,080,733	$36,025,359	$574,596	$15,108,122

Net increase (decrease) from capital transactions	$19,979,229	$25,763,418	$587,423	$14,644,539

Share Transactions:
Class A Shares:
Issued	802,829	1,499,786	160,141	321,309
Reinvested	70,826	168,770	—	23,840
Redeemed	(981,681)	(2,649,670)	(158,941)	(395,263)

Change in Class A Shares:	(108,026)	(981,114)	1,200	(50,114)

Class I Shares:
Issued	3,797,622	8,641,573	1,231,452	3,765,179
Reinvested	224,310	434,387	—	153,806
Redeemed	(1,996,340)	(5,600,890)	(1,176,422)	(2,350,124)

Change in Class I Shares:	2,025,592	3,475,070	55,030	1,568,861

Net increase (decrease) from share transactions	1,917,566	2,493,956	56,230	1,518,747

	Praxis Value Index Fund		Praxis Growth Index Fund		Praxis Small Cap Fund
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013

Capital Transactions:
Class A Shares:
Proceeds from shares issued	$2,282,520	$3,586,156	$2,046,576	$4,612,744	$1,203,806	$2,300,259
Dividends reinvested	—	326,183	—	376,514	—	726,033
Cost of shares redeemed	(1,320,522)	(5,015,353)	(3,424,695)	(8,847,685)	(918,463)	(1,489,585)
Redemption fees	1,227	2,967	13	960	73	113

Class A Share Transactions	$963,225	$(1,100,047)	$(1,378,106)	$(3,857,467)	$285,416	$1,536,820

Class I Shares:
Proceeds from shares issued	$8,532,006	$23,700,673	$7,718,317	$13,804,230	$6,552,081	$12,103,273
Dividends reinvested	—	1,569,340	—	845,938	—	6,362,205
Cost of shares redeemed	(6,125,494)	(24,930,888)	(8,141,533)	(36,689,408)	(4,761,365)	(26,863,112)
Redemption fees	1,106	—	3,160	340	943	1,811

Class I Share Transactions	$2,407,618	$339,125	$(420,056)	$(22,038,900)	$1,791,659	$(8,395,823)

Net increase (decrease) from capital transactions	$3,370,843	$(760,922)	$(1,798,162)	$(25,896,367)	$2,077,075	$(6,859,003)

Share Transactions:
Class A Shares:
Issued	200,349	356,985	133,284	354,576	89,269	173,730
Reinvested	—	29,202	—	24,884	—	52,611
Redeemed	(115,733)	(494,936)	(222,736)	(674,689)	(68,792)	(117,083)

Change in Class A Shares:	84,616	(108,749)	(89,452)	(295,229)	20,477	109,258

Class I Shares:
Issued	753,103	2,450,325	502,191	1,030,219	473,632	906,943
Reinvested	—	141,382	—	55,654	—	446,472
Redeemed	(536,843)	(2,469,735)	(526,584)	(2,807,788)	(343,318)	(2,009,483)

Change in Class I Shares:	216,260	121,972	(24,393)	(1,721,915)	130,314	(656,068)

Net increase (decrease) from share transactions	300,876	13,223	(113,845)	(2,017,144)	150,791	(546,810)

	Praxis Genesis Conservative Portfolio		Praxis Genesis Balanced Portfolio		Praxis Genesis Growth Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013

Capital Transactions:
Class A Shares:
Proceeds from shares issued	$1,156,039	$2,851,379	$3,289,197	$6,664,424	$3,147,922	$5,324,232
Dividends reinvested	110,495	568,242	140,488	1,302,708	2,383	959,596
Cost of shares redeemed	(1,160,383)	(3,081,972)	(3,182,246)	(4,485,960)	(1,769,212)	(3,599,480)
Redemption fees	3	160	191	190	56	536

Class A Share Transactions	$106,154	$337,809	$247,630	$3,481,362	$1,381,149	$2,684,884

Net increase (decrease) from capital transactions	$106,154	$337,809	$247,630	$3,481,362	$1,381,149	$2,684,884

Share Transactions:
Class A Shares:
Issued	103,102	258,389	262,044	557,486	232,158	420,904
Reinvested	9,840	51,558	11,229	109,205	180	76,449
Redeemed	(103,147)	(279,018)	(252,451)	(377,024)	(130,792)	(287,578)

Change in Class A Shares:	9,795	30,929	20,822	289,667	101,546	209,775

Net increase (decrease) from share transactions	9,795	30,929	20,822	289,667	101,546	209,775

Notes to Financial Statements (unaudited), continued	June 30, 2014

7. Federal Income Tax Information:

The character of dividends paid to shareholders for federal income tax purposes during the latest years ended December 31, 2013 and 2012 was (as applicable) as follows:

	Intermediate Income Fund		International Index Fund		Value Index Fund
	2013	2012	2013	2012	2013	2012

From ordinary income	$10,407,782	$11,220,863	$3,123,112	$2,510,371	$2,805,008	$1,141,144
From long-term capital gains	290,081	2,174,721	—	—	—	—

Total distributions	$10,697,863	$13,395,584	$3,123,112	$2,510,371	$2,805,008	$1,141,144

	Growth Index Fund		Small Cap Fund
	2013	2012	2013	2012

From ordinary income	$1,633,778	$668,709	$17,379	$—
From long-term capital gains	—	—	7,172,465	887,041

Total distributions	$1,633,778	$668,709	$7,189,844	$887,041

	Conservative Portfolio		Balanced Portfolio		Growth Portfolio
	2013	2012	2013	2012	2013	2012

From ordinary income	$406,843	$396,966	$936,467	$761,816	$689,574	$446,907
From long-term capital gains	176,248	344,316	488,620	1,350,077	425,846	1,208,801

Total distributions	$583,091	$741,282	$1,425,087	$2,111,893	$1,115,420	$1,655,708

The following information is computed on a tax basis for each item as of December 31, 2013:

	Intermediate Income Fund	International Index Fund	Value Index Fund

Tax cost of portfolio investments	$342,191,406	$143,911,718	$83,601,977

Gross unrealized appreciation	10,585,154	32,801,196	25,740,841
Gross unrealized depreciation	(5,830,661)	(6,527,350)	(258,221)

Net unrealized appreciation (depreciation) on investments	4,754,493	26,273,846	25,482,620
Net unrealized appreciation (depreciation) on foreign currency translations	—	(16,274)	—
Undistributed ordinary income	14,727	82,338	—
Undistributed long-term capital gains	—	—	—
Capital loss carryforward	(589,488)	(3,177,562)	(5,247,180)
Post-October losses	(133,721)	(1,117,755)	—
Other temporary differences	—	—	—

Accumulated earnings (deficit)	$4,046,011	$22,044,593	$20,235,440

		Growth Index Fund	Small Cap Fund

Tax cost of portfolio investments		$106,301,549	$49,674,374

Gross unrealized appreciation		45,857,397	26,460,318
Gross unrealized depreciation		(157,450)	(62,790)

Net unrealized appreciation (depreciation) on investments		45,699,947	26,397,528
Net unrealized appreciation (depreciation) on foreign currency translations		4,486	—
Undistributed ordinary income		—	—
Undistributed long-term capital gains		—	2,372,326
Capital loss carryforward		(14,857,899)	—
Post-October losses		—	—
Other temporary differences		—	—

Accumulated earnings (deficit)		$30,846,534	$28,769,854

	Conservative Portfolio	Balanced Portfolio	Growth Portfolio

Tax cost of portfolio investments	$16,935,355	$45,418,237	$36,344,405

Gross unrealized appreciation	1,319,302	8,646,013	9,660,219
Gross unrealized depreciation	(194,563)	(365,878)	(170,221)

Net unrealized appreciation (depreciation)	1,124,739	8,280,135	9,489,998
Undistributed ordinary income	1,946	18,868	20,327
Undistributed long-term capital gains	230,642	793,061	827,113
Post-October losses	—	—	—
Other temporary differences	—	—	—

Accumulated earnings (deficit)	$1,357,327	$9,092,064	$10,337,438

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral on wash sales loss and investments in corporations with nontaxable distributions, as well as investments in Passive Foreign Investment Companies.

As of the end of tax year ended December 31, 2013, the following Funds have capital loss carry forwards (“CLCFs”) as summarized in the table below. Under the provisions of the Regulated Investment Company Modernization Act of 2010, CLCFs that originated in a tax year that began before December 23, 2010 (pre-effective CLCFs) may be carried forward, subject to certain limitations, and applied to offset future capital gains, and thus reduce the amount of distributable capital gains, for up to eight succeeding tax years, after which any unutilized CLCFs expire. Pre-effective CLCFs are applied as short-term capital loss regardless of whether the originating capital loss was short term or long term. CLCFs that originate in tax years beginning after December 22, 2010 (post-effective CLCFs), are applied consistent with the character in which they originated as a new loss on the first day of the immediately succeeding tax year, and thus take precedent over the application of pre-effective CLCFs. Post-effective CLCFs can be carried forward indefinitely.

Pre-effective CLCFs subject to expiration:

	Amount	Expires

Value Index Fund	$371,858	2017
	4,875,322	2018

	$5,247,180

Growth Index Fund	$11,041,743	2016
	3,816,156	2017

	$14,857,899

Post-effective CLCFs not subject to expiration:

	Short Term CLCF	Long Term CLCF

Intermediate Income Fund	$589,488	$—

International Index Fund	$2,116,894	$1,060,668

During the year ended December 31, 2013 the Value Index Fund and Growth Index Fund utilized $6,079,351 and $6,040,218 of capital loss carryfowards, respectively.

The following information is computed on a tax basis for each item as of June 30, 2014:

	Intermediate Income Fund	International Index Fund	Value Index Fund

Tax cost of portfolio investments	$365,689,540	$144,885,976	$88,575,695

Gross unrealized appreciation	15,330,953	37,198,500	33,345,803
Gross unrealized depreciation	(1,742,589)	(5,684,029)	(401,396)

Net unrealized appreciation (depreciation)	13,588,364	31,514,471	32,944,407

	Growth Index Fund	Small Cap Fund

Tax cost of portfolio investments	$106,136,534	$55,416,736

Gross unrealized appreciation	54,725,639	19,985,481
Gross unrealized depreciation	(525,781)	(1,224,572)

Net unrealized appreciation (depreciation)	54,199,858	18,760,909

Notes to Financial Statements (unaudited), continued	June 30, 2014

	Conservative Portfolio	Balanced Portfolio	Growth Portfolio

Tax cost of portfolio investments	$17,059,650	$45,653,453	$37,722,913

Gross unrealized appreciation	1,748,723	10,496,659	11,621,062
Gross unrealized depreciation	—	—	—

Net unrealized appreciation (depreciation)	1,748,723	10,496,659	11,621,062

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital losses carryforwards will be determined at the end of the current tax year.

8. Commitments and Contingencies

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s and Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund or Portfolio. However, based on experience, the Trust expects the risk of loss to be remote.

9. Subsequent Events

The Funds and Portfolios evaluated subsequent events from June 30, 2014 through the date these financial statements were issued. There were no significant events that would have a material impact on the Funds’ and Portfolios’ financial statements.

Additional Fund Information (unaudited)

Security Allocation:

The following information is provided to supplement the information provided in the schedules of Portfolio Investments.

The Praxis Mutual Funds invested, as a percentage of net assets, in the following as of the period ended June 30, 2014.

Praxis Intermediate Income Fund

Security Allocation	Percentage of Net Assets
Asset Backed Securities	4.1%
Commercial Mortgage Backed Securities	5.1%
Corporate Bonds	36.2%
Corporate Notes	1.0%
Foreign Bonds	1.7%
Municipal Bonds	3.3%
Federal Farm Credit Bank	0.5%
Federal Home Loan Bank	3.6%
Federal Home Loan Mortgage Corp.	19.5%
Federal National Mortgage Association	19.4%
Government National Mortgage Association	0.5%
Overseas Private Investment Corp	0.5%
Small Business Administration	0.1%
U.S. Department of Housing and Urban Development	0.4%
Mutual Funds	1.1%

TOTAL	97.0%

Praxis International Index Fund

Security Allocation	Percentage of Net Assets
Australia	5.7%
Austria	0.1%
Belgium	0.3%
Brazil	2.2%
Canada	8.6%
Chile	0.4%
China	2.6%
Colombia	0.5%
Denmark	0.9%
Finland	0.4%
France	6.5%
Germany	6.3%
Hong Kong	2.6%
Hungary	0.1%
India	1.7%
Indonesia	0.6%
Ireland	1.1%
Israel	0.4%
Italy	2.0%
Japan	14.4%
Jersey	0.2%
Mexico	1.4%
Netherlands	2.8%
Norway	0.9%
Portugal	0.1%
Russia	1.2%
Singapore	2.1%
South Africa	0.7%
South Korea	2.7%
Spain	2.5%
Sweden	2.7%
Switzerland	6.8%
Taiwan	2.6%
Turkey	0.3%
United Kingdom	12.9%
United States	0.6%
Corporate Note	0.9%
Preferred Stock	0.4%

**	Amount rounds to less than 0.1%.

Security Allocation	Percentage of Net Assets
Right**	0.0%
Warrant**	0.0%

TOTAL	99.2%

Security Allocation	Percentage of Net Assets
Banks	16.4%
Pharmaceuticals	7.5%
Oil, Gas & Consumable Fuels	6.8%
Insurance	5.0%
Metals & Mining	4.7%
Diversified Telecommunication Services	3.8%
Chemicals	3.4%
Wireless Telecommunication Services	3.2%
Semiconductors & Semiconductor Equipment	2.6%
Automobiles	2.6%
Machinery	2.6%
Real Estate Management & Development	2.4%
Media	2.4%
Food & Staples Retailing	1.8%
Capital Markets	1.7%
Road & Rail	1.7%
Food Products	1.6%
Electrical Equipment	1.5%
Auto Components	1.4%
Multi-Utilities	1.4%
Construction & Engineering	1.3%
Software	1.2%
Industrial Conglomerates	1.2%
Electronic Equipment, Instruments & Components	1.2%
Electric Utilities	1.2%
Hotels, Restaurants & Leisure	1.2%
Textiles, Apparel & Luxury Goods	1.0%
Internet Software & Services	1.0%
Specialty Retail	0.9%
Community Development	0.9%
Personal Products	0.9%
Trading Companies & Distributors	0.9%
Health Care Equipment & Supplies	0.8%
Household Products	0.8%
Technology Hardware, Storage & Peripherals	0.8%
Energy Equipment & Services	0.8%
Household Durables	0.7%
Diversified Financial Services	0.7%
Professional Services	0.7%
Beverages	0.6%
Construction Materials	0.6%
IT Services	0.5%
Water Utilities	0.5%
Air Freight & Logistics	0.5%
Health Care Providers & Services	0.5%
Building Products	0.5%
Transportation Infrastructure	0.4%
Airlines	0.3%
Communications Equipment	0.3%
Commercial Services & Supplies	0.3%
Multiline Retail	0.3%
Real Estate Investment Trusts (REITs)	0.3%
Life Sciences Tools & Services	0.2%
Biotechnology	0.2%
Paper & Forest Products	0.2%
Internet & Catalog Retail	0.1%
Containers & Packaging	0.1%
Independent Power and Renewable Electricity Producers	0.1%
Marine**	0.0%
Other Assets Less Liabilities	0.8%

TOTAL	100.0%

Additional Fund Information (unaudited), continued

Praxis Value Index Fund

Security Allocation	Percentage of Net Assets
Common Stock	98.9%
Corporate Note	0.9%

TOTAL	99.8%

Praxis Growth Index Fund

Security Allocation	Percentage of Net Assets
Common Stocks	98.8%
Corporate Notes	1.0%

TOTAL	99.8%

Praxis Small Cap Fund

Security Allocation	Percentage of Net Assets
Common Stock	93.2%
Corporate Notes	0.9%

TOTAL	94.1%

Praxis Genesis Conservative Portfolio

Security Allocation	Percentage of Net Assets
Mutual Funds	100.1%

Praxis Genesis Balanced Portfolio

Security Allocation	Percentage of Net Assets
Mutual Funds	100.1%

Praxis Genesis Growth Portfolio

Security Allocation	Percentage of Net Assets
Mutual Funds	100.1%

Additional Fund Information (unaudited), continued

Expense Comparison:

As a shareholder of the Praxis Mutual Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; redemption fees; and exchange fees; (2) ongoing costs, including management fees; distribution and service 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Praxis Mutual Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 through June 30, 2014.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/2014	Ending Account Value 6/30/2014	Expenses Paid During Period* 1/1/2014-6/30/2014	Expense Ratio During Period** 1/1/2014-6/30/2014

Praxis Intermediate Income Fund
Class A	$1,000.00	$1,036.20	$4.54	0.90%
Class I	1,000.00	1,038.50	2.48	0.49%
Praxis International Index Fund
Class A	1,000.00	1,038.50	6.22	1.23%
Class I	1,000.00	1,040.20	3.69	0.73%
Praxis Value Index Fund
Class A	1,000.00	1,078.50	4.48	0.87%
Class I	1,000.00	1,080.80	2.17	0.42%
Praxis Growth Index Fund
Class A	1,000.00	1,065.80	4.71	0.92%
Class I	1,000.00	1,068.80	2.00	0.39%
Praxis Small Cap Fund
Class A	1,000.00	989.90	8.14	1.65%
Class I	1,000.00	993.00	4.89	0.99%
Praxis Genesis Conservative Portfolio
Class A	1,000.00	1,042.40	3.04	0.60%
Praxis Genesis Balanced Portfolio
Class A	1,000.00	1,044.30	2.79	0.55%
Praxis Genesis Growth Portfolio
Class A	1,000.00	1,046.00	2.94	0.58%

* Expenses are equal to average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

** Annualized

Additional Fund Information (unaudited), continued

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Praxis Mutual Fund’s expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2014	Ending Account Value 6/30/2014	Expenses Paid During Period* 1/1/2014-6/30/2014	Expense Ratio During Period** 1/1/2014-6/30/2014

Praxis Intermediate Income Fund
Class A	$1,000.00	$1,020.33	$4.51	0.90%
Class I	1,000.00	1,022.36	2.46	0.49%
Praxis International Index Fund
Class A	1,000.00	1,018.70	6.16	1.23%
Class I	1,000.00	1,021.17	3.66	0.73%
Praxis Value Index Fund
Class A	1,000.00	1,020.48	4.36	0.87%
Class I	1,000.00	1,022.71	2.11	0.42%
Praxis Growth Index Fund
Class A	1,000.00	1,020.23	4.61	0.92%
Class I	1,000.00	1,022.86	1.96	0.39%
Praxis Small Cap Fund
Class A	1,000.00	1,016.61	8.25	1.65%
Class I	1,000.00	1,019.89	4.96	0.99%
Praxis Genesis Conservative Portfolio
Class A	1,000.00	1,021.82	3.01	0.60%
Praxis Genesis Balanced Portfolio
Class A	1,000.00	1,022.07	2.76	0.55%
Praxis Genesis Growth Portfolio
Class A	1,000.00	1,021.92	2.91	0.58%

* Expenses are equal to average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

** Annualized

For more information about the Praxis Mutual Funds, the following documents are available free upon request:

Proxy Voting

The investment adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ending June 30 are available without charge upon request by calling toll free 1-800-977-2947 or on the Securities and Exchange Commission’s website at www.sec.gov.

Portfolio Disclosure

The Trust files a complete listing of portfolio holdings as of the end of the first and third quarters of each fiscal year on Form N-Q and each second and fourth quarters of each fiscal year on Form N-CSR. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1-800-977-2947. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Annual/Semi-Annual Reports:

The Praxis Mutual Funds’ annual and semi-annual reports to shareholders contain additional information on each Fund’s or Portfolio’s investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ or Portfolio’s performance during their last fiscal year.

Statement Of Additional Information (SAI):

The SAI provides more detailed information about the Praxis Mutual Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of reports and the SAI, or request other information and discuss your questions about the funds or Portfolios, by contacting the broker that sells the Praxis Mutual Funds, or by contacting the Praxis Mutual Funds at:

Praxis Mutual Funds

c/o U.S. Bancorp Fund Services LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Telephone: 1-800-977-2947

Internet: http://www.praxismutualfunds.com(1)

You can review and get copies of the Praxis Mutual Funds’ reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

•	For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-1520 or calling (202) 551-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

•	Free from the Commission’s Web site at http://www.sec.gov.

(1)	The Funds’ site is not a part of this prospectus.

Investment Company Act file no. 811-08056

Praxis Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

2140854

Item 2. Code Of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable.

Item 10. Submission Of Matters To A Vote Of Security Holders.

Not applicable.

Item 11. Controls And Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Praxis Mutual Funds

By:	/s/ Trent Statczar
Trent Statczar
Treasurer and Chief Financial Officer
August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David Gautsche
David Gautsche
President and Chief Executive Officer
August 28, 2014

By:	/s/ Trent Statczar
Trent Statczar
Treasurer and Chief Financial Officer
August 28, 2014